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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-08786

                    Pioneer Variable Contracts Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Real Estate Shares VCT Portfolio

 Schedule of Investments 3/28/13 (unaudited)

 Shares

 Value

 COMMON STOCKS - 98.4%

 Consumer Services - 1.3%

 Hotels, Resorts & Cruise Lines - 1.3%

 9,800

 Starwood Hotels & Resorts Worldwide, Inc.

 $

 624,554

 Total Consumer Services

 $

 624,554

 Real Estate - 97.1%

 Diversified REIT's - 8.5%

 19,054

 American Assets Trust, Inc.

 $

 609,919

 27,300

 First Potomac Realty Trust

 404,859

 24,000

 Liberty Property Trust

 954,000

 34,200

 Retail Opportunity Investments Corp.

 479,142

 20,000

 Vornado Realty Trust

 1,672,800

 $

 4,120,720

 Industrial REIT's - 4.8%

 58,600

 Prologis, Inc.

 $

 2,342,828

 Office REIT's - 13.5%

 11,900

 Alexandria Real Estate Equities, Inc.

 $

 844,662

 40,500

 BioMed Realty Trust, Inc.

 874,800

 20,100

 Boston Properties, Inc.

 2,031,306

 8,000

 Douglas Emmett, Inc.

 199,440

 31,100

 DuPont Fabros Technology, Inc.

 754,797

 28,000

 Kilroy Realty Corp.

 1,467,200

 16,700

 Piedmont Office Realty Trust, Inc. (144A)

 327,153

 $

 6,499,358

 Residential REIT's - 16.7%

 14,500

 American Campus Communities, Inc.

 $

 657,430

 15,300

 AvalonBay Communities, Inc.

 1,938,051

 13,800

 BRE Properties, Inc. (144A)

 671,784

 16,800

 Camden Property Trust

 1,153,824

 10,000

 Equity Lifestyle Properties, Inc.

 768,000

 52,000

 Equity Residential

 2,863,120

 $

 8,052,209

 Retail REIT's - 23.7%

 54,500

 DDR Corp.

 $

 949,390

 11,000

 Federal Realty Investment Trust

 1,188,440

 15,300

 National Retail Properties, Inc.

 553,401

 22,100

 Ramco-Gershenson Properties Trust

 371,280

 20,000

 Regency Centers Corp.

 1,058,200

 18,500

 Retail Properties of America, Inc. (144A)

 273,800

 29,000

 Simon Property Group, Inc.

 4,598,240

 4,100

 Taubman Centers, Inc.

 318,406

 33,500

 The Macerich Co.

 2,156,730

 $

 11,467,887

 Specialized REIT's - 28.0%

 3,000

 Aviv Real Estate Investment Trust, Inc. (144A) *

 $

 72,180

 24,800

 CubeSmart

 391,840

 21,000

 EPR Properties (144A)

 1,093,050

 26,000

 Extra Space Storage, Inc.

 1,021,020

 45,500

 HCP, Inc.

 2,268,630

 17,900

 Health Care Real Estate Investment Trust, Inc.

 1,215,589

 90,000

 Host Hotels & Resorts, Inc.

 1,574,100

 8,000

 Omega Healthcare Investors, Inc.

 242,880

 7,900

 Pebblebrook Hotel Trust

 203,741

 16,300

 Public Storage

 2,482,816

 28,200

 RLJ Lodging Trust (144A)

 641,832

 31,600

 Ventas, Inc.

 2,313,120

 $

 13,520,798

 Real Estate Operating Companies - 1.9%

 15,500

 Brookfield Office Properties, Inc.

 $

 266,135

 37,600

 Forest City Enterprises, Inc. *

 668,152

 $

 934,287

 Total Real Estate

 $

 46,938,087

 TOTAL COMMON STOCKS

 (Cost $20,660,913)

 $

 47,562,641

 TOTAL INVESTMENT IN SECURITIES - 98.4%

 (Cost $20,660,913) (a)

 $

 47,562,641

 OTHER ASSETS & LIABILITIES - 1.6%

 $

 762,853

 TOTAL NET ASSETS - 100.0%

 $

 48,325,494

 *

 Non-income producing security.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At March 28, 2013, the value of these securities amounted to $3,079,799 or 6.4% of total net assets.

 At March 28, 2013, the net unrealized gain on investments based on cost for federal income tax purposes of $21,428,739 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 26,272,447

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (138,545)

 Net unrealized gain

 $

 26,133,902

 Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Note 1A.

 Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments) See Notes to Financial Statements - Note 1A.

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.  See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of March 28, 2013, in valuing the Portfolio's investments:

 Level 1

 Level 2

 Level 3

 Total

 Common Stocks

$
47,562,641

$
-

$
-

$
47,562,641

 Total

$
47,562,641

$
-

$
-

$
47,562,641

			Pioneer Strategic Income VCT Portfolio
			Schedule of Investments 3/31/13 (unaudited)

	Principal Amount ($)	Floating Rate (b)		Value
			CONVERTIBLE CORPORATE BONDS - 4.7%
			Energy - 0.6%
			Oil & Gas Exploration & Production - 0.3%
	95,000		Cobalt International Energy, Inc., 2.625%, 12/1/19	$106,103
			Oil & Gas Storage & Transportation - 0.3%
	100,000		Golar LNG, Ltd., 3.75%, 3/7/17	$100,960
			Coal & Consumable Fuels - 0.0%
	62,000		James River Coal Co., 3.125%, 3/15/18	$12,400
			Total Energy	$219,463
			Materials - 0.3%
			Diversified Metals & Mining - 0.3%
	100,000		Vedanta Resources Jersey, Ltd., 5.5%, 7/13/16	$101,600
			Total Materials	$101,600
			Capital Goods - 0.2%
			Electrical Components & Equipment - 0.2%
	74,000		General Cable Corp., 4.5%, 11/15/29 (Step)	$92,315
			Total Capital Goods	$92,315
			Consumer Durables & Apparel - 0.2%
			Homebuilding - 0.2%
	60,000		KB Home, 1.375%, 2/1/19	$65,962
			Total Consumer Durables & Apparel	$65,962
			Health Care Equipment & Services - 0.8%
			Health Care Equipment - 0.3%
	103,000		NuVasive, Inc., 2.75%, 7/1/17	$100,168
			Health Care Services - 0.1%
	34,000		Omnicare, Inc., 3.25%, 12/15/35	$33,958
			Managed Health Care - 0.4%
	150,000		WellPoint, Inc., 2.75%, 10/15/42 (144A)	$163,875
			Total Health Care Equipment & Services	$298,001
			Pharmaceuticals, Biotechnology & Life Sciences - 0.2%
			Biotechnology - 0.2%
	50,000		PDL BioPharma, Inc., 3.75%, 5/1/15	$59,875
			Total Pharmaceuticals, Biotechnology & Life Sciences	$59,875
			Insurance - 0.1%
			Property & Casualty Insurance - 0.1%
	25,000		Fidelity National Financial, Inc., 4.25%, 8/15/18	$33,719
			Total Insurance	$33,719
			Software & Services - 0.4%
			Internet Software & Services - 0.1%
	50,000		WebMD Health Corp., 2.25%, 3/31/16	$49,000
			Application Software - 0.3%
	50,000		Mentor Graphics Corp., 4.0%, 4/1/31	$58,719
	55,000		Nuance Communications, Inc., 2.75%, 11/1/31	56,822
				$115,541
			Total Software & Services	$164,541
			Technology Hardware & Equipment - 0.6%
			Computer Storage & Peripherals - 0.4%
	115,000		SanDisk Corp., 1.5%, 8/15/17	$148,206
			Electronic Components - 0.2%
	95,000		Vishay Intertechnology, Inc., 2.25%, 5/15/41 (144A)	$87,162
			Total Technology Hardware & Equipment	$235,368
			Semiconductors & Semiconductor Equipment - 1.3%
			Semiconductor Equipment - 0.5%
	50,000		Lam Research Corp., 1.25%, 5/15/18	$53,344
	100,000		Novellus Systems, Inc., 2.625%, 5/15/41	136,062
				$189,406
			Semiconductors - 0.8%
	150,000		Intel Corp., 2.95%, 12/15/35	$159,188
	30,000		Intel Corp., 3.25%, 8/1/39	36,112
	50,000		JA Solar Holdings Co., Ltd., 4.5%, 5/15/13	48,125
	50,000		Xilinx, Inc., 3.125%, 3/15/37	67,031
				$310,456
			Total Semiconductors & Semiconductor Equipment	$499,862
			TOTAL CONVERTIBLE CORPORATE BONDS
			(Cost $1,641,743)	$1,770,706

			PREFERRED STOCKS - 1.9%
			Energy - 0.2%
			Oil & Gas Storage & Transportation - 0.2%
	2,300	7.62	NuStar Logistics LP, Floating Rate Note, 1/15/43	$61,899
			Total Energy	$61,899
			Banks - 0.6%
			Diversified Banks - 0.3%
	4,000	6.00	US Bancorp, Floating Rate Note (Perpetual)	$111,360
			Regional Banks - 0.3%
	1,000	6.25	CoBank ACB, Floating Rate Note (Perpetual) (144A)	$106,781
			Total Banks	$218,141
			Diversified Financials - 0.6%
			Other Diversified Financial Services - 0.6%
	5,800	7.88	Citigroup Capital XIII, Floating Rate Note, 10/30/40	$165,822
	1,950	8.12	GMAC Capital Trust I, Floating Rate Note, 2/15/40	53,040
				$218,862
			Consumer Finance - 0.0%
	30		Ally Financial, Inc., 7.0%, 12/31/99 (Perpetual) (144A)	$29,670
			Total Diversified Financials	$248,532
			Insurance - 0.2%
			Property & Casualty Insurance - 0.2%
	3,325	5.10	The Allstate Corp., Floating Rate Note, 1/15/53	$87,048
			Total Insurance	$87,048
			Telecommunication Services - 0.3%
			Integrated Telecommunication Services - 0.3%
	4,000		Qwest Corp., 7.375%, 6/1/51	$106,240
			Total Telecommunication Services	$106,240
			TOTAL PREFERRED STOCKS
			(Cost $670,085)	$721,860

			CONVERTIBLE PREFERRED STOCKS - 0.7%
			Automobiles & Components - 0.2%
			Tires & Rubber - 0.2%
	1,885		The Goodyear Tire & Rubber Co., 5.875%, 4/1/14	$82,016
			Total Automobiles & Components	$82,016
			Banks - 0.5%
			Diversified Banks - 0.5%
	155		Wells Fargo & Co., 7.5%, 12/31/99 (Perpetual)	$199,756
			Total Banks	$199,756
			TOTAL CONVERTIBLE PREFERRED STOCKS
			(Cost $238,501)	$281,772
	Shares
			COMMON STOCKS - 0.4%
			Materials - 0.1%
			Forest Products - 0.1%
	3,450		Ainsworth Lumber Co, Ltd. *	$13,813
	60,000		Sino-Forest Corp. *	300
				$14,113
			Total Materials	$14,113
			Transportation - 0.1%
			Airlines - 0.1%
	1,246		Delta Air Lines, Inc. *	$20,571
			Marine - 0.0%
	12,750		Horizon Lines, Inc. *	$17,850
			Total Transportation	$38,421
			Consumer Durables & Apparel - 0.0%
			Leisure Products - 0.0%
	9,170		Emerald Plantation Holdings, Ltd. *	$4,814
			Total Consumer Durables & Apparel	$4,814
			Real Estate - 0.2%
			Real Estate Development - 0.2%
	53,392		Newhall Land Development LLC *	$82,758
			Total Real Estate	$82,758
			TOTAL COMMON STOCKS
			(Cost $123,168)	$140,106
	Principal Amount ($)
			ASSET BACKED SECURITIES - 3.9%
			Materials - 1.0%
			Precious Metals & Minerals - 0.0%
	15,077	0.29	Credit-Based Asset Servicing and Securitization LLC, Floating Rate Note, 4/25/37	$10,832
			Steel - 1.0%
	30,000	1.25	Bear Stearns Asset Backed Securities I Trust 2004-BO1, Floating Rate Note, 10/25/34	$28,402
	92,158	0.33	Bear Stearns Asset Backed Securities Trust 2006-4, Floating Rate Note, 10/25/36	90,555
	8,643	1.55	CDC Mortgage Capital Trust 2003-HE1, Floating Rate Note, 8/25/33	8,155
	42,820	0.45	GSAA Home Equity Trust 2005-11, Floating Rate Note, 10/25/35	41,949
	22,453	0.86	Home Equity Asset Trust 2005-3, Floating Rate Note, 8/25/35	21,870
	5,966	0.48	Home Equity Asset Trust 2005-6, Floating Rate Note, 12/25/35	5,921
	17,169	0.39	HSBC Home Equity Loan Trust USA 2007-2, Floating Rate Note, 7/20/36	16,798
	60,934	1.40	HSBC Home Equity Loan Trust USA 2007-3, Floating Rate Note, 11/20/36	61,007
	20,461	0.90	Irwin Whole Loan Home Equity Trust 2005-C, Floating Rate Note, 3/25/25	17,668
	50,000	0.57	NovaStar Mortgage Funding Trust Series 2005-3, Floating Rate Note, 1/25/36	47,846
	1,491	0.32	Option One Mortgage Loan Trust 2007-HL1, Floating Rate Note, 2/25/38	1,486
	22,373	0.67	RAMP Series 2005-EFC2 Trust, Floating Rate Note, 7/25/35	21,941
	20,431	0.64	RASC Series 2005-KS7 Trust, Floating Rate Note, 8/25/35	19,910
	178	0.55	Wells Fargo Home Equity Asset-Backed Securities 2005-2 Trust, Floating Rate Note, 11/25/35	177
				$383,685
			Total Materials	$394,517
			Automobiles & Components - 0.3%
			Automobile Manufacturers - 0.3%
	25,000		AmeriCredit Automobile Receivables Trust 2013-1, 1.57%, 1/8/19	$25,060
	50,000		Santander Drive Auto Receivables Trust 2012-1, 3.78%, 11/15/17	52,320
	25,000		Santander Drive Auto Receivables Trust 2012-5, 2.7%, 8/15/18	26,092
				$103,472
			Total Automobiles & Components	$103,472
			Food & Staples Retailing - 0.1%
			Food Retail - 0.1%
	50,000		CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (144A)	$50,000
			Total Food & Staples Retailing	$50,000
			Banks - 1.6%
			Diversified Banks - 0.2%
	57,847	0.58	Wells Fargo Home Equity Asset-Backed Securities 2005-3 Trust, Floating Rate Note, 12/25/35	$56,926
			Thrifts & Mortgage Finance - 1.4%
	33,591	0.35	Accredited Mortgage Loan Trust, Floating Rate Note, 9/25/36	$32,831
	95,308		Beacon Container Finance LLC, 3.72%, 9/20/27 (144A)	99,338
	9,576	0.94	Carrington Mortgage Loan Trust Series 2005-NC1, Floating Rate Note, 2/25/35	9,391
	1,431	0.32	Carrington Mortgage Loan Trust Series 2007-FRE1, Floating Rate Note, 2/25/37	1,419
	69,859		Citicorp Residential Mortgage Trust Series 2006-1, 5.836%, 7/25/36 (Step)	69,609
	64,563		Citicorp Residential Mortgage Trust Series 2006-3, 5.703%, 11/25/36 (Step)	64,412
	1,418	6.24	Conseco Financial Corp., Floating Rate Note, 12/1/28	1,472
	20,554	4.46	Countrywide Asset-Backed Certificates, Floating Rate Note, 10/25/35	20,635
	10,068	5.63	Countrywide Asset-Backed Certificates, Floating Rate Note, 10/25/46	10,034
	43,971	5.07	Countrywide Asset-Backed Certificates, Floating Rate Note, 2/25/36	44,542
	17,311	0.45	Countrywide Asset-Backed Certificates, Floating Rate Note, 4/25/36	16,819
	12,898	0.31	Countrywide Asset-Backed Certificates, Floating Rate Note, 5/25/37	12,861
	32,599	0.38	Countrywide Asset-Backed Certificates, Floating Rate Note, 6/25/36	32,375
	5,461	1.00	Ellington Loan Acquisition Trust 2007-1, Floating Rate Note, 5/27/37 (144A)	5,402
	8,541	0.65	First Frankin Mortgage Loan Trust 2005-FF5, Floating Rate Note, 3/25/35	8,504
	21,141	0.71	First Frankin Mortgage Loan Trust 2005-FFH3, Floating Rate Note, 9/25/35	20,759
	1,069	0.74	First Franklin Mortgage Loan Trust 2004-FF10, Floating Rate Note, 9/25/34	1,064
	31,931		First Investors Auto Owner Trust 2012-2, 1.47%, 5/15/18 (144A)	31,974
	25,000		First Investors Auto Owner Trust 2013-1, 2.53%, 1/15/20 (144A)	24,963
	9,218	0.30	GSAMP Trust 2006-HE5, Floating Rate Note, 8/25/36	9,135
	25,000	0.33	Structured Asset Securities Corp Mortgage Loan Trust 2007-BC2, Floating Rate Note, 3/25/37	22,660
				$540,199
			Total Banks	$597,125
			Diversified Financials - 0.9%
			Other Diversified Financial Services - 0.3%
	20,000		Capital Auto Receivables Asset Trust 2013-1, 2.19%, 9/20/21	$19,974
	15,617	0.37	Home Equity Asset Trust 2006-4, Floating Rate Note, 8/25/36	15,309
	4,292	0.44	JP Morgan Mortgage Acquisition Corp 2005-OPT2, Floating Rate Note, 12/25/35	4,278
	67,590		Sierra Timeshare 2012-2 Receivables Funding LLC, 2.38%, 3/20/29 (144A)	68,510
				$108,071
			Consumer Finance - 0.3%
	9,000		American Credit Acceptance Receivables Trust 2012-2, 4.05%, 2/15/18 (144A)	$9,010
	42,507		American Credit Acceptance Receivables Trust, 1.64%, 11/15/16 (144A)	42,504
	50,000	0.26	MBNA Credit Card Master Note Trust, Floating Rate Note, 10/15/15	49,995
				$101,509
			Asset Management & Custody Banks - 0.3%
	114,583		Triton Container Finance LLC, 4.21%, 5/14/27 (144A)	$118,129
			Total Diversified Financials	$327,709
			TOTAL ASSET BACKED SECURITIES
			(Cost $1,400,872)	$1,472,823

			COLLATERALIZED MORTGAGE OBLIGATIONS - 11.7%
			Banks - 7.2%
			Thrifts & Mortgage Finance - 7.2%
	9,705	3.27	Adjustable Rate Mortgage Trust 2004-5, Floating Rate Note, 4/25/35	$9,363
	58,282		Alternative Loan Trust 2003-16T1, 5.25%, 9/25/33	60,531
	16,156		Alternative Loan Trust 2003-23T2, 4.25%, 9/25/33	16,313
	42,282		Alternative Loan Trust 2004-14T2, 5.5%, 8/25/34	41,836
	57,921	0.65	Alternative Loan Trust 2004-18CB, Floating Rate Note, 9/25/34	57,454
	8,885		Alternative Loan Trust 2004-28CB, 5.5%, 1/25/35	9,044
	10,253	0.60	Alternative Loan Trust 2004-2CB, Floating Rate Note, 3/25/34	10,007
	25,390		Alternative Loan Trust 2005-1CB, 5.5%, 3/25/35	20,729
	33,171		Banc of America Alternative Loan Trust 2003-2, 5.75%, 4/25/33	35,994
	26,914		Banc of America Alternative Loan Trust 2004-10, 5.5%, 11/25/19	27,263
	10,893		Banc of America Alternative Loan Trust 2004-10, 6.0%, 11/25/34	10,663
	13,795		Banc of America Alternative Loan Trust 2004-2, 6.0%, 3/25/34	14,230
	29,581		Banc of America Alternative Loan Trust 2004-3, 6.0%, 4/25/34	29,247
	28,865		Banc of America Alternative Loan Trust 2004-4, 5.25%, 5/25/34	29,347
	4,892		Banc of America Funding 2005-6 Trust, 5.75%, 10/25/35	4,914
	7,524	0.30	Banc of America Funding 2010-R4 Trust, Floating Rate Note, 9/26/46 (144A)	7,462
	77,781	0.95	Banc of America Large Loan Trust 2007-BMB1, Floating Rate Note, 8/15/29 (144A)	76,623
	22,225	3.13	Banc of America Mortgage 2003-H Trust, Floating Rate Note, 9/25/33	22,380
	218,438		Bayview Commercial Asset Trust, 3.89%, 9/25/37 (Step) (144A)	20,206
	49,557	2.34	Bear Stearns ARM Trust 2003-5, Floating Rate Note, 8/25/33	49,244
	20,236	4.96	Bear Stearns ARM Trust 2004-12, Floating Rate Note, 2/25/35	20,481
	25,121		Charlie Mac Trust 2004-2, 5.0%, 10/25/34	25,754
	633	3.15	CHL Mortgage Pass-Through Trust 2003-42, Floating Rate Note, 9/25/33	599
	13,692		CHL Mortgage Pass-Through Trust 2004-J2, 5.5%, 3/25/34	14,055
	48,806		Citigroup Mortgage Loan Trust, Inc., 6.75%, 8/25/34	52,008
	30,197	2.64	Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 9/25/35	30,008
	100,000	4.65	City Center Trust 2011-CCHP, Floating Rate Note, 7/15/28 (144A)	100,559
	41,485	0.38	COMM 2007-FL14 Mortgage Trust, Floating Rate Note, 6/15/22 (144A)	40,875
	25,000		COMM 2012-CCRE2 Mortgage Trust, 3.147%, 8/15/45	25,936
	25,000		COMM 2012-CCRE2 Mortgage Trust, 3.791%, 8/15/45	26,682
	25,000		COMM 2012-CCRE2 Mortgage Trust, 4.393%, 8/15/45	27,245
	21,000		COMM 2012-CCRE4 Mortgage Trust, 2.436%, 10/15/45	21,270
	12,271		COMM 2012-CCRE4 Mortgage Trust, 3.251%, 10/15/45	12,464
	50,000		COMM 2013-LC6 Mortgage Trust, 2.941%, 1/10/46	50,550
	5,261	1.45	Deutsche Mortgage Securities Inc REMIC Trust Series 2010-RS2, Floating Rate Note, 6/28/47 (144A)	5,340
	6,819	2.58	First Horizon Mortgage Pass-Through Trust 2005-AR2, Floating Rate Note, 6/25/35	6,567
	5,513		First Horizon Mortgage Pass-Through Trust 2006-1, 6.0%, 5/25/36	5,517
	50,000	5.31	GMAC Commercial Mortgage Securities Inc Series 2003-C1 Trust, Floating Rate Note, 5/10/36 (144A)	49,964
	25,000	5.31	GMAC Commercial Mortgage Securities Inc Series 2003-C3 Trust, Floating Rate Note, 4/10/40	25,422
	25,000		GS Mortgage Securities Corp II, 3.682%, 2/10/46 (144A)	25,644
	50,000		GS Mortgage Securities Corp. II, 4.209%, 2/10/21 (144A)	50,445
	339,235	2.82	GSR Mortgage Loan Trust 2005-AR2, Floating Rate Note, 4/25/35	334,595
	28,275	5.25	GSR Mortgage Loan Trust 2005-AR4, Floating Rate Note, 7/25/35	27,810
	12,866	0.84	Impac CMB Trust Series 2004-4, Floating Rate Note, 9/25/34	12,265
	52,100	0.94	Impac CMB Trust Series 2004-7, Floating Rate Note, 11/25/34	50,006
	48,158	0.56	JP Morgan Chase Commercial Mortgage Securities Trust 2006-FL2, Floating Rate Note, 11/15/18 (144A)	40,769
	30,568	5.11	JP Morgan Mortgage Trust 2005-A3, Floating Rate Note, 6/25/35	30,751
	17,673	5.22	JP Morgan Mortgage Trust 2005-A7, Floating Rate Note, 10/25/35	17,610
	12,814	0.90	Lehman Brothers Floating Rate Commercial Mortgage Trust 2007-LLF C5, Floating Rate Note, 6/15/22 (144A)	12,757
	25,000	1.10	Lehman Brothers Floating Rate Commercial Mortgage Trust 2007-LLF C5, Floating Rate Note, 6/15/22 (144A)	24,263
	2,119	5.41	Lehman Brothers Small Balance Commercial Mortgage Trust 2006-3, Floating Rate Note, 12/25/36 (144A)	2,146
	9,676	1.15	Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3 Class 1A4, Floating Rate Note, 10/25/37 (144A)	9,627
	16,019	0.45	Lehman Brothers Small Balance Commercial, Floating Rate Note, 2/25/30 (144A)	14,257
	50,000	1.30	MASTR Adjustable Rate Mortgages Trust 2004-11, Floating Rate Note, 11/25/34	44,346
	18,130		MASTR Alternative Loan Trust 2004-10, 5.5%, 10/25/19	18,644
	43,312		MASTR Alternative Loan Trust 2004-6, 6.0%, 7/25/34	44,051
	26,132	6.60	MASTR Seasoned Securitization Trust 2005-1, Floating Rate Note, 9/25/32	27,394
	90,965	0.66	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A, Floating Rate Note, 4/25/29	88,842
	100,000		Morgan Stanley Re-REMIC Trust 2010-R9, 5.0%, 11/26/36 (144A)	106,435
	23,585		PHH Mortgage Capital LLC, 6.6%, 12/25/27 (Step) (144A)	23,080
	32,519	1.60	RESI Finance LP, Floating Rate Note, 9/10/35 (144A)	28,634
	214,257	0.60	Residential Asset Securitization Trust 2003-A2, Floating Rate Note, 5/25/33	193,737
	40,104		Residential Asset Securitization Trust 2005-A9, 5.5%, 7/25/35	40,001
	6,738	0.94	Structured Asset Mortgage Investments Trust 2003-AR2, Floating Rate Note, 12/19/33	6,306
	37,897	2.77	Structured Asset Securities Corp Mor Cer Ser 2003-31A, Floating Rate Note, 10/25/33	38,577
	18,057	2.77	Structured Asset Securities Corp Mortgage Pass-Through Ctfs Ser 2003-22A, Floating Rate Note, 6/25/33	18,142
	23,543	3.17	Thornburg Mortgage Securities Trust 2003-3, Floating Rate Note, 6/25/43	23,663
	29,304	4.11	Thornburg Mortgage Securities Trust Class II4A, Floating Rate Note, 3/25/44	29,358
	28,706	2.44	WaMu Mortgage Pass Through Certificates, Floating Rate Note, 1/25/35	28,751
	9,837	0.64	WaMu Mortgage Pass Through Certificates, Floating Rate Note, 10/25/44	9,301
	5,623	2.21	WaMu Mortgage Pass Through Certificates, Floating Rate Note, 2/27/34	4,524
	10,000	4.69	Wells Fargo Commercial Mortgage Trust 2012-LC5, Floating Rate Note, 10/15/45	10,649
	18,404		Wells Fargo Mortgage Backed Securities 2005-9 Trust, 5.25%, 10/25/35	19,451
	17,923		Wells Fargo Mortgage Backed Securities 2005-9 Trust, 5.5%, 10/25/35	18,388
	46,430	2.64	Wells Fargo Mortgage Backed Securities 2005-AR10 Trust, Floating Rate Note, 6/25/35	45,792
	57,309		Wells Fargo Mortgage Backed Securities 2006-2 Trust, 5.75%, 3/25/36	57,330
	47,115	2.63	Wells Fargo Mortgage Backed Securities 2006-AR6 Trust, Floating Rate Note, 3/25/36	46,702
				$2,719,189
			Total Banks	$2,719,189
			Diversified Financials - 2.4%
			Other Diversified Financial Services - 2.1%
	34,996	3.13	Banc of America Mortgage 2003-F Trust, Floating Rate Note, 7/25/33	$35,285
	44,894	3.00	Banc of America Mortgage 2004-E Trust, Floating Rate Note, 6/25/34	44,858
	18,168	5.07	Banc of America Mortgage 2005-H Trust, Floating Rate Note, 9/25/35	18,203
	3,940		Banc of America Mortgage Trust 2004-7, 4.5%, 8/25/19	4,004
	4,162		Banc of America Mortgage Trust 2005-9, 4.75%, 10/25/20	4,194
	4,792		ChaseFlex Trust Series 2005-2, 5.0%, 5/25/20	4,747
	27,827	0.32	Commercial Mortgage Pass-Through Certificates Series 2007-TFL1, Floating Rate Note, 2/15/22 (144A)	27,553
	709		Commercial Mortgage Trust 2003-C1, 4.111%, 7/5/35	709
	39,423	0.37	Credit Suisse Mortgage Capital Certificates, Floating Rate Note, 10/15/21 (144A)	38,656
	75,000	3.56	CSMC Series 2010-16, Floating Rate Note, 6/25/50 (144A)	73,668
	39,067	0.40	Impac Secured Assets Trust 2006-5, Floating Rate Note, 12/25/36	35,787
	100,000		Morgan Stanley Capital I Trust 2007-HQ13, 5.569%, 12/15/44	111,692
	34,288	0.30	Morgan Stanley Capital I, Inc., Floating Rate Note, 10/15/20 (144A)	33,966
	57,319		ORES NPL LLC, 4.0%, 9/25/44 (144A)	57,366
	8,794		RALI Series 2003-QS1 Trust, 5.0%, 1/25/33	8,967
	50,000		RALI Series 2003-QS17 Trust, 5.5%, 9/25/33	51,368
	80,922	0.65	RALI Series 2003-QS22 Trust, Floating Rate Note, 12/26/33	73,862
	35,035		RALI Series 2004-QS3 Trust, 5.0%, 3/25/19	36,504
	14,625	0.70	RALI Series 2004-QS4 Trust, Floating Rate Note, 3/25/34	13,910
	50,000		RALI Series 2004-QS5 Trust, 5.75%, 4/25/34	50,005
	17,030	0.80	RALI Series 2004-QS5 Trust, Floating Rate Note, 4/25/34	16,323
	16,956	2.58	Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 1/25/35	16,405
	22,763	2.65	Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 2/25/34	22,447
				$780,479
			Asset Management & Custody Banks - 0.1%
	39,227	2.81	Jefferies & Co., Inc., Floating Rate Note, 5/26/37 (144A)	$39,345
			Investment Banking & Brokerage - 0.2%
	84,257	7.40	Bear Stearns Commercial Mortgage Securities Trust 2002 Top6, Floating Rate Note, 10/15/36 (144A)	$86,744
			Total Diversified Financials	$906,568
			Real Estate - 1.2%
			Mortgage REITs - 1.2%
	28,656	2.45	American Home Mortgage Investment Trust 2005-1, Floating Rate Note, 6/25/45	$28,281
	11,634		Credit Suisse First Boston Mortgage Securities Corp., 5.0%, 8/25/20	11,851
	34,040	6.01	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 11/15/36 (144A)	32,037
	15,225	2.69	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 11/25/33	14,975
	14,044	1.70	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 8/25/33	13,416
	25,000	3.49	FREMF Mortgage Trust Class B, Floating Rate Note, 11/25/46 (144A)	26,233
	22,000	3.82	FREMF Mortgage Trust Class B, Floating Rate Note, 6/25/47 (144A)	23,103
	50,000	4.29	FREMF Mortgage Trust Class B, Floating Rate Note, 7/25/48 (144A)	53,893
	10,000	3.82	FREMF Mortgage Trust Class C, Floating Rate Note, 6/25/47 (144A)	9,974
	50,000	4.29	FREMF Mortgage Trust Class C, Floating Rate Note, 7/25/48 (144A)	51,892
	30,000	4.35	FREMF Mortgage Trust, Floating Rate Note, 1/25/46 (144A)	32,214
	25,000	4.89	FREMF Mortgage Trust, Floating Rate Note, 7/25/44 (144A)	27,883
	100,000	4.16	FREMF Mortgage Trust, Floating Rate Note, 9/25/44 (144A)	103,281
				$429,033
			Total Real Estate	$429,033
			Government - 0.9%
			Government - 0.9%
	25,000		Fannie Mae REMICS, 4.5%, 6/25/29	$27,792
	6,541		Fannie Mae REMICS, 5.0%, 9/25/39	6,715
	38,548		Freddie Mac REMICS, 5.0%, 6/15/34	39,850
	49,322		Government National Mortgage Association, 3.0%, 4/20/41	51,707
	100,000		Government National Mortgage Association, 4.5%, 9/20/39	113,342
	444,515	1.63	Government National Mortgage Association, Floating Rate Note, 10/16/43	29,489
	295,329	1.28	Government National Mortgage Association, Floating Rate Note, 10/16/52	17,078
	517,403	1.17	Government National Mortgage Association, Floating Rate Note, 3/16/51	20,946
	204,089	1.27	Government National Mortgage Association, Floating Rate Note, 4/16/51	11,738
	296,027	1.07	Government National Mortgage Association, Floating Rate Note, 9/16/52	26,686
				$345,343
			Total Government	$345,343
			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
			(Cost $4,360,873)	$4,400,133

			CORPORATE BONDS - 41.1%
			Energy - 7.5%
			Oil & Gas Drilling - 0.9%
	140,000		Atwood Oceanics, Inc., 6.5%, 2/1/20	$152,250
	50,000		Offshore Group Investment, Ltd., 7.5%, 11/1/19 (144A)	53,000
	100,000		Pride International, Inc., 6.875%, 8/15/20	125,369
				$330,619
			Oil & Gas Equipment & Services - 0.5%
	100,000		Basic Energy Services, Inc., 7.75%, 2/15/19	$102,250
	100,000		Expro Finance Luxembourg SCA, 8.5%, 12/15/16 (144A)	106,000
				$208,250
			Oil & Gas Exploration & Production - 3.4%
	75,000		Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	$82,125
	95,000		Denbury Resources, Inc., 4.625%, 7/15/23	91,675
	50,000		EP Energy LLC, 9.375%, 5/1/20	57,750
	200,000		Gazprom OAO Via Gaz Capital SA, 4.95%, 7/19/22 (144A)	208,500
	75,000		Gulfport Energy Corp., 7.75%, 11/1/20 (144A)	79,125
	275,000		Linn Energy LLC, 6.25%, 11/1/19 (144A)	281,188
	75,000		Newfield Exploration Co., 5.625%, 7/1/24	77,438
	95,000		Northern Oil and Gas, Inc., 8.0%, 6/1/20	99,038
	50,000		PetroBakken Energy, Ltd., 8.625%, 2/1/20 (144A)	51,000
	35,000		Samson Investment Co., 9.75%, 2/15/20 (144A)	37,188
	65,000		Stone Energy Corp., 7.5%, 11/15/22	71,012
	100,000		TNK-BP Finance SA, 7.25%, 2/2/20 (144A)	120,000
	25,000		W&T Offshore, Inc., 8.5%, 6/15/19	27,188
				$1,283,227
			Oil & Gas Refining & Marketing - 0.1%
	45,000		Tesoro Corp., 5.375%, 10/1/22	$46,912
			Oil & Gas Storage & Transportation - 1.6%
	35,000		Buckeye Partners LP, 6.05%, 1/15/18	$39,881
	73,000		DCP Midstream LLC, 9.75%, 3/15/19 (144A)	96,139
	50,000	7.00	Enterprise Products Operating LLC, Floating Rate Note, 6/1/67	54,000
	56,000	8.38	Enterprise Products Operating LLC, Floating Rate Note, 8/1/66	64,400
	50,000		Inergy Midstream LP, 6.0%, 12/15/20 (144A)	52,000
	83,000		Plains All American Pipeline LP, 6.125%, 1/15/17	97,383
	99,000		Questar Pipeline Co., 5.83%, 2/1/18	115,597
	40,000	3.32	Southern Union Co., Floating Rate Note, 11/1/66	35,100
	35,000		Spectra Energy Capital LLC, 6.75%, 7/15/18	41,208
				$595,708
			Coal & Consumable Fuels - 1.0%
	50,000		Berau Coal Energy Tbk PT, 7.25%, 3/13/17 (144A)	$50,375
EURO	100,000		New World Resources NV, 7.875%, 1/15/21 (144A)	115,394
	100,000		Penn Virginia Resource Partners LP, 8.25%, 4/15/18	106,000
	85,000		Penn Virginia Resource Partners LP, 8.375%, 6/1/20	89,250
				$361,019
			Total Energy	$2,825,735
			Materials - 2.3%
			Commodity Chemicals - 0.3%
	100,000		Axiall Corp., 4.875%, 5/15/23 (144A)	$101,750
			Diversified Chemicals - 0.1%
EURO	25,000		INEOS Group Holdings SA, 7.875%, 2/15/16 (144A)	$32,294
			Metal & Glass Containers - 0.2%
	50,000		AEP Industries, Inc., 8.25%, 4/15/19	$54,375
			Aluminum - 0.4%
	70,000		Alcoa, Inc., 6.15%, 8/15/20	$76,213
	50,000		Novelis, Inc. Georgia, 8.375%, 12/15/17	54,750
				$130,963
			Diversified Metals & Mining - 0.7%
	100,000		AngloGold Ashanti Holdings Plc, 5.375%, 4/15/20	$105,848
	60,000		Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23 (144A)	60,174
	75,000		Mirabela Nickel, Ltd., 8.75%, 4/15/18 (144A)	68,438
	20,000		Southern Copper Corp., 5.375%, 4/16/20	22,709
	20,000		Volcan Cia Minera SAA, 5.375%, 2/2/22 (144A)	21,200
				$278,369
			Steel - 0.6%
	40,000		ArcelorMittal, 5.75%, 8/5/20	$42,200
	25,000		ArcelorMittal, 6.0%, 3/1/21	26,284
	75,000		Essar Steel Algoma, Inc., 9.375%, 3/15/15 (144A)	72,000
	100,000		Metinvest BV, 8.75%, 2/14/18 (144A)	102,300
				$242,784
			Forest Products - 0.0%
	9,914		Emerald Plantation Holdings, Ltd., 6.0%, 1/15/20	$6,989
			Total Materials	$847,524
			Capital Goods - 2.6%
			Building Products - 0.3%
	25,000		Masco Corp., 5.95%, 3/15/22	$28,121
	85,000		Masco Corp., 7.125%, 3/15/20	99,231
				$127,352
			Construction & Engineering - 0.5%
	100,000		Dycom Investments, Inc., 7.125%, 1/15/21	$107,000
	75,000		Empresas ICA SAB de CV, 8.9%, 2/4/21 (144A)	80,535
				$187,535
			Electrical Components & Equipment - 0.1%
	50,000		Coleman Cable, Inc., 9.0%, 2/15/18	$54,125
			Industrial Conglomerates - 0.1%
	50,000		Boart Longyear Management Pty, Ltd., 7.0%, 4/1/21 (144A)	$51,625
			Construction & Farm Machinery & Heavy Trucks - 0.6%
	75,000		Cummins, Inc., 5.65%, 3/1/98	$76,334
	22,000		Cummins, Inc., 6.75%, 2/15/27	27,482
	35,000		Navistar International Corp., 8.25%, 11/1/21	35,656
	75,000		Terex Corp., 6.0%, 5/15/21	78,938
				$218,410
			Industrial Machinery - 0.3%
	49,000		Mueller Water Products, Inc., 7.375%, 6/1/17	$50,409
	65,000		WPE International Cooperatief UA, 10.375%, 9/30/20 (144A)	60,450
				$110,859
			Trading Companies & Distributors - 0.7%
	125,000		Aircastle, Ltd., 6.25%, 12/1/19	$136,562
	100,000		Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)	111,205
				$247,767
			Total Capital Goods	$997,673
			Commercial Services & Supplies - 0.1%
			Research & Consulting Services - 0.1%
	50,000		FTI Consulting, Inc., 6.0%, 11/15/22 (144A)	$52,875
			Total Commercial Services & Supplies	$52,875
			Transportation - 0.8%
			Airlines - 0.6%
	100,000		Continental Airlines 2012-2 Class A Pass Through Trust, 4.0%, 10/29/24	$104,000
	30,427		Delta Air Lines 2010-2 Class A Pass Through Trust, 4.95%, 5/23/19	33,317
	75,000		Gol Finance, 9.25%, 7/20/20 (144A)	72,750
				$210,067
			Trucking - 0.2%
	75,000		syncreon Global Ireland, Ltd., 9.5%, 5/1/18 (144A)	$79,688
			Total Transportation	$289,755
			Consumer Durables & Apparel - 0.6%
			Home Furnishings - 0.0%
	25,000		Mohawk Industries, Inc., 3.85%, 2/1/23	$25,415
			Homebuilding - 0.6%
	100,000		Brookfield Residential Properties, Inc., 6.5%, 12/15/20 (144A)	$107,000
	130,000		Desarrolladora Homex SAB de CV, 9.5%, 12/11/19 (144A)	111,150
				$218,150
			Total Consumer Durables & Apparel	$243,565
			Consumer Services - 1.4%
			Casinos & Gaming - 1.0%
	50,000		Codere Finance Luxembourg SA, 9.25%, 2/15/19 (144A)	$36,000
EURO	108,000	8.25	Lottomatica Group S.p.A., Floating Rate Note, 3/31/66 (144A)	145,091
	35,000		Mashantucket Western Pequot Tribe, 8.5%, 11/15/15 (144A) (c)	2,450
EURO	50,000		Peermont Global Pty, Ltd., 7.75%, 4/30/14 (144A)	62,832
	55,000		Scientific Games International, Inc., 9.25%, 6/15/19	60,569
	65,000		Wynn Las Vegas LLC, 5.375%, 3/15/22	68,169
				$375,111
			Education Services - 0.4%
	10,000		Amherst College, 3.794%, 11/1/42	$9,704
	25,000		Bowdoin College, 4.693%, 7/1/12	22,882
	25,000		Massachusetts Institute of Technology, 5.6%, 7/1/11	33,345
	40,000		The George Washington University, 1.827%, 9/15/17	40,877
	25,000		Tufts University, 5.017%, 4/15/12	27,134
				$133,942
			Total Consumer Services	$509,053
			Media - 0.7%
			Broadcasting - 0.6%
	22,262		Intelsat Luxembourg SA, 11.5%, 2/4/17	$23,642
	55,000		Intelsat Luxembourg SA, 11.5%, 2/4/17 (144A)	58,410
EURO	100,000		Nara Cable Funding, Ltd., 8.875%, 12/1/18 (144A)	134,305
	25,000		Telesat Canada, 12.5%, 11/1/17	26,750
				$243,107
			Publishing - 0.1%
	25,000		Interactive Data Corp., 10.25%, 8/1/18	$28,438
			Total Media	$271,545
			Retailing - 0.4%
			Internet Retail - 0.4%
	125,000		Expedia, Inc., 5.95%, 8/15/20	$138,989
			Total Retailing	$138,989
			Food & Staples Retailing - 0.4%
			Drug Retail - 0.4%
	37,915		CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	$44,106
	83,327		CVS Pass-Through Trust, 6.036%, 12/10/28	97,756
				$141,862
			Total Food & Staples Retailing	$141,862
			Food, Beverage & Tobacco - 1.9%
			Soft Drinks - 0.1%
	20,000		Central American Bottling Corp., 6.75%, 2/9/22 (144A)	$21,775
			Agricultural Products - 0.4%
	150,000		Viterra, Inc., 5.95%, 8/1/20 (144A)	$161,415
			Packaged Foods & Meats - 0.9%
	50,000		Agrokor DD, 8.875%, 2/1/20 (144A)	$54,875
	100,000		JBS Finance II, Ltd., 8.25%, 1/29/18 (144A)	109,500
	150,000		Marfrig Overseas, Ltd., 9.5%, 5/4/20 (144A)	141,750
	50,000		Post Holdings, Inc., 7.375%, 2/15/22	54,688
				$360,813
			Tobacco - 0.5%
	165,000		Alliance One International, Inc., 10.0%, 7/15/16	$174,281
			Total Food, Beverage & Tobacco	$718,284
			Household & Personal Products - 0.2%
			Personal Products - 0.2%
	80,000		Avon Products, Inc., 5.0%, 3/15/23	$82,086
			Total Household & Personal Products	$82,086
			Health Care Equipment & Services - 0.9%
			Health Care Equipment - 0.2%
	75,000		Accellent, Inc., 8.375%, 2/1/17	$79,688
			Health Care Services - 0.1%
	50,000		Catholic Health Initiatives, 4.35%, 11/1/42	$50,379
			Health Care Facilities - 0.6%
	150,000		CHS, 8.0%, 11/15/19	$166,125
	50,000		NYU Hospitals Center, 4.428%, 7/1/42	48,634
				$214,759
			Total Health Care Equipment & Services	$344,826
			Pharmaceuticals, Biotechnology & Life Sciences - 0.0%
			Life Sciences Tools & Services - 0.0%
	240		Catalent Pharma Solutions, Inc., 9.5%, 4/15/15	$239
			Total Pharmaceuticals, Biotechnology & Life Sciences	$239
			Banks - 4.4%
			Diversified Banks - 3.6%
NOK	450,000		Asian Development Bank, 3.375%, 5/20/14	$78,447
	100,000	7.38	Banco Continental SA via Continental Trustees Cayman, Ltd., Floating Rate Note, 10/7/40 (144A)	110,251
	65,000	6.88	Banco de Credito del Peru Panama, Floating Rate Note, 9/16/26 (144A)	73,580
	40,000		Banco GNB Sudameris SA, 7.5%, 7/30/22 (144A)	44,193
	75,000		BBVA Banco Continental SA, 5.0%, 8/26/22 (144A)	78,938
TRY	250,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Netherlands, 3/3/15	123,128
EURO	50,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Netherlands, 6.875%, 3/19/20	71,833
	150,000		HSBC Bank Plc, 7.65%, 5/1/25	203,606
IDR	550,000,000		Inter-American Development Bank, 4.5%, 2/4/16	55,529
BRL	250,000		International Finance Corp., 5.0%, 12/21/15	119,981
BRL	90,000		International Finance Corp., 7.45%, 8/14/14	44,776
	100,000		Intesa Sanpaolo S.p.A., 6.5%, 2/24/21 (144A)	103,041
	200,000		Nordea Bank AB, 4.25%, 9/21/22 (144A)	204,555
	60,000	4.50	Scotiabank Peru SA, Floating Rate Note, 12/13/27 (144A)	57,840
				$1,369,698
			Regional Banks - 0.6%
	81,000	8.25	PNC Financial Services Group, Inc., Floating Rate Note, 5/29/49 (Perpetual)	$81,494
	80,000	6.75	PNC Financial Services Group, Inc., Floating Rate Note, 7/29/49 (Perpetual)	91,499
	50,000		SunTrust Banks, Inc., 3.5%, 1/20/17	53,538
				$226,531
			Thrifts & Mortgage Finance - 0.2%
	50,000		Astoria Financial Corp., 5.0%, 6/19/17	$53,543
			Total Banks	$1,649,772
			Diversified Financials - 5.5%
			Other Diversified Financial Services - 1.3%
	90,000		Alterra Finance LLC, 6.25%, 9/30/20	$105,869
	50,000		Carlyle Holdings Finance LLC, 3.875%, 2/1/23 (144A)	51,214
	40,000		Carlyle Holdings II Finance LLC, 5.625%, 3/30/43 (144A)	40,027
	50,000	5.95	Citigroup, Inc., Floating Rate Note, 12/29/49 (Perpetual)	51,875
	25,000		Hyundai Capital Services, Inc., 4.375%, 7/27/16 (144A)	27,018
	100,000	7.90	JPMorgan Chase & Co., Floating Rate Note (Perpetual)	114,883
	100,000		KKR Group Finance Co. II LLC, 5.5%, 2/1/43 (144A)	96,307
	25,000		Unison Ground Lease Funding LLC, 2.981%, 3/16/20 (144A)	25,000
				$512,193
			Specialized Finance - 0.4%
	121,000		Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)	$125,798
	20,000		Corp Financiera de Desarrollo SA, 4.75%, 2/8/22 (144A)	21,376
				$147,174
			Consumer Finance - 0.8%
	75,000		Banque PSA Finance SA, 5.75%, 4/4/21 (144A)	$73,779
	106,000	4.00	SLM Corp., Floating Rate Note, 7/25/14	107,113
	118,000		Springleaf Finance Corp., 6.9%, 12/15/17	118,590
				$299,482
			Asset Management & Custody Banks - 0.7%
	35,000	7.52	Ameriprise Financial, Inc., Floating Rate Note, 6/1/66	$39,200
	125,000		Blackstone Holdings Finance Co LLC, 6.25%, 8/15/42 (144A)	141,962
	9,000		Janus Capital Group, Inc., 6.7%, 6/15/17	10,302
	75,000		Prospect Capital Corp., 5.875%, 3/15/23	75,142
				$266,606
			Investment Banking & Brokerage - 2.3%
	245,000	4.00	Goldman Sachs Capital II, Floating Rate Note, 6/1/43	$206,106
	20,000		Jefferies Group LLC, 5.125%, 4/13/18	21,800
	95,000		Jefferies Group LLC, 6.875%, 4/15/21	110,897
	75,000		Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)	82,282
	60,000		Morgan Stanley, 5.5%, 1/26/20	68,745
	111,000		Morgan Stanley, 6.625%, 4/1/18	132,690
	75,000		Raymond James Financial, Inc., 4.25%, 4/15/16	79,960
	115,000		Scottrade Financial Services, Inc., 6.125%, 7/11/21 (144A)	119,644
	30,000		TD Ameritrade Holding Corp., 5.6%, 12/1/19	35,927
				$858,051
			Total Diversified Financials	$2,083,506
			Insurance - 4.9%
			Insurance Brokers - 0.3%
	85,000		Ironshore Holdings US, Inc., 8.5%, 5/15/20 (144A)	$97,312
			Life & Health Insurance - 1.9%
	55,000		Delphi Financial Group, Inc., 7.875%, 1/31/20	$67,767
	137,000	6.05	Lincoln National Corp., Floating Rate Note, 4/20/67	137,685
	50,000		MetLife, Inc., 10.75%, 8/1/39	77,625
	110,000		Protective Life Corp., 7.375%, 10/15/19	135,024
	10,000		Prudential Financial, Inc., 6.2%, 1/15/15	10,908
	50,000	8.88	Prudential Financial, Inc., Floating Rate Note, 6/15/38	61,437
	50,000	5.62	Prudential Financial, Inc., Floating Rate Note, 6/15/43	51,750
	50,000	5.88	Prudential Financial, Inc., Floating Rate Note, 9/15/42	53,250
	100,000		Unum Group, 5.75%, 8/15/42	109,348
	30,000	5.88	Wilton Re Finance LLC, Floating Rate Note, 3/30/33 (144A)	30,302
				$735,096
			Multi-line Insurance - 0.6%
	85,000		AXA SA, 8.6%, 12/15/30	$108,994
	80,000		Genworth Financial, Inc., 7.2%, 2/15/21	93,200
	26,000		Liberty Mutual Group, Inc., 7.3%, 6/15/14 (144A)	27,658
				$229,852
			Property & Casualty Insurance - 1.4%
	75,000		Fidelity National Financial, Inc., 5.5%, 9/1/22	$85,140
	50,000		OneBeacon US Holdings, Inc., 4.6%, 11/9/22	52,334
	105,000	7.51	Sirius International Group, Ltd., Floating Rate Note, 5/29/49 (Perpetual) (144A)	111,133
	25,000		The Hanover Insurance Group, Inc., 7.5%, 3/1/20	29,429
	129,000		The Hanover Insurance Group, Inc., 7.625%, 10/15/25	150,655
	100,000	6.50	XL Group Plc, Floating Rate Note, 12/29/49 (Perpetual)	97,750
				$526,441
			Reinsurance - 0.7%
	60,000		Montpelier Re Holdings, Ltd., 4.7%, 10/15/22	$61,581
	61,000		Platinum Underwriters Finance, Inc., 7.5%, 6/1/17	68,471
	100,000		Validus Holdings, Ltd., 8.875%, 1/26/40	133,433
				$263,485
			Total Insurance	$1,852,186
			Real Estate - 1.7%
			Diversified REITs - 0.1%
	20,000		Digital Realty Trust LP, 5.875%, 2/1/20	$22,785
			Office REITs - 0.3%
	20,000		Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22	$21,554
	20,000		BioMed Realty LP, 4.25%, 7/15/22	20,902
	50,000		Highwoods Realty LP, 3.625%, 1/15/23	49,412
	25,000		Mack-Cali Realty LP, 4.5%, 4/18/22	26,638
				$118,506
			Retail REITs - 0.3%
	80,000		DDR Corp., 7.5%, 4/1/17	$95,099
			Specialized REITs - 0.8%
	15,000		CubeSmart LP, 4.8%, 7/15/22	$16,427
	40,000		Hospitality Properties Trust, 5.0%, 8/15/22	42,624
	75,000		Hospitality Properties Trust, 7.875%, 8/15/14	79,170
	50,000		Sabra Health Care LP, 8.125%, 11/1/18	54,312
	111,000		Senior Housing Properties Trust, 6.75%, 4/15/20	126,623
				$319,156
			Diversified Real Estate Activities - 0.2%
	75,000		BR Malls International Finance, Ltd., 8.5%, 1/29/49 (Perpetual) (144A)	$82,219
			Total Real Estate	$637,765
			Software & Services - 0.3%
			Data Processing & Outsourced Services - 0.3%
	100,000		Audatex North America, Inc., 6.75%, 6/15/18 (144A)	$107,250
			Total Software & Services	$107,250
			Technology Hardware & Equipment - 0.4%
			Communications Equipment - 0.1%
	50,000		Brocade Communications Systems, Inc., 4.625%, 1/15/23 (144A)	$48,375
			Electronic Equipment Manufacturers - 0.2%
	50,000		Viasystems, Inc., 7.875%, 5/1/19 (144A)	$52,250
			Electronic Manufacturing Services - 0.1%
	50,000		Flextronics International, Ltd., 5.0%, 2/15/23 (144A)	$49,875
			Total Technology Hardware & Equipment	$150,500
			Telecommunication Services - 2.3%
			Integrated Telecommunication Services - 1.5%
	50,000		CenturyLink, Inc., 6.45%, 6/15/21	$53,000
	50,000		CenturyLink, Inc., 7.6%, 9/15/39	48,500
	81,000		Cincinnati Bell, Inc., 8.375%, 10/15/20	84,240
	75,000		Frontier Communications Corp., 8.5%, 4/15/20	84,938
	60,000		GTP Acquisition Partners I LLC, 7.628%, 6/15/16 (144A)	66,674
	40,000		GTP Towers Issuer LLC, 4.436%, 2/15/15 (144A)	41,812
	60,000		Qtel International Finance, Ltd., 6.5%, 6/10/14 (144A)	63,774
	75,000		Telefonica Emisiones SAU, 6.221%, 7/3/17	83,916
	50,000		Windstream Corp., 6.375%, 8/1/23 (144A)	49,625
				$576,479
			Wireless Telecommunication Services - 0.8%
	200,000		VimpelCom Holdings BV, 7.504%, 3/1/22 (144A)	$222,560
	50,000		WCP Wireless Site Funding, 6.829%, 11/15/15 (144A)	53,788
				$276,348
			Total Telecommunication Services	$852,827
			Utilities - 1.8%
			Electric Utilities - 1.1%
	100,000		Dubai Electricity & Water Authority, 8.5%, 4/22/15 (144A)	$111,875
	125,000	5.25	Electricite de France SA, Floating Rate Note, 1/29/49 (Perpetual) (144A)	124,180
	25,000	6.70	PPL Capital Funding, Inc., Floating Rate Note, 3/30/67	26,562
	50,000	6.25	Southern California Edison Co., Floating Rate Note, 8/1/49 (Perpetual)	55,014
	83,000		West Penn Power Co., 5.95%, 12/15/17 (144A)	97,614
				$415,245
			Multi-Utilities - 0.4%
	50,000		New York State Electric & Gas Corp., 6.15%, 12/15/17 (144A)	$55,912
	110,493		Ormat Funding Corp., 8.25%, 12/30/20	102,759
				$158,671
			Independent Power Producers & Energy Traders - 0.3%
	88,967		Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)	$95,401
	9,937		Juniper Generation LLC, 6.79%, 12/31/14 (144A)	9,386
				$104,787
			Total Utilities	$678,703
			TOTAL CORPORATE BONDS
			(Cost $14,249,003)	$15,476,520

			U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 5.1%
	54,736		Fannie Mae, 3.5%, 12/1/42	$58,263
	38,442		Fannie Mae, 4.0%, 1/1/42	41,014
	27,549		Fannie Mae, 4.0%, 11/1/41	29,393
	49,957		Fannie Mae, 4.0%, 12/1/41	53,299
	19,891		Fannie Mae, 4.0%, 12/1/42	21,536
	55,050		Fannie Mae, 4.5%, 12/1/41	59,423
	10,509		Fannie Mae, 4.5%, 3/1/35	11,331
	25,123		Fannie Mae, 5.0%, 6/1/40	27,596
	1,304		Fannie Mae, 6.0%, 12/1/31	1,461
	583		Fannie Mae, 6.0%, 3/1/32	655
	587		Fannie Mae, 6.5%, 10/1/31	692
	347		Fannie Mae, 6.5%, 2/1/32	396
	186		Fannie Mae, 6.5%, 7/1/31	219
	210		Fannie Mae, 7.0%, 9/1/29	250
	67,913		Federal Home Loan Mortgage Corp., 3.5%, 10/1/40	71,504
	38,121		Federal Home Loan Mortgage Corp., 5.0%, 10/1/38	41,002
	91,279		Federal Home Loan Mortgage Corp., 5.0%, 11/1/39	99,947
	1,815		Federal Home Loan Mortgage Corp., 5.0%, 5/1/34	1,961
	9,483		Federal Home Loan Mortgage Corp., 5.0%, 6/1/35	10,235
	986		Federal Home Loan Mortgage Corp., 5.5%, 10/1/16	1,050
	52,426		Government National Mortgage Association I, 4.5%, 4/15/35	57,458
	21,853		Government National Mortgage Association I, 4.5%, 5/15/34	24,291
	19,524		Government National Mortgage Association I, 4.5%, 9/15/33	21,465
	9,851		Government National Mortgage Association I, 5.0%, 4/15/35	10,945
	14,945		Government National Mortgage Association I, 5.5%, 1/15/34	16,635
	24,623		Government National Mortgage Association I, 5.5%, 11/15/35	27,066
	29,256		Government National Mortgage Association I, 5.5%, 4/15/34	32,242
	38,442		Government National Mortgage Association I, 5.5%, 6/15/35	42,197
	7,713		Government National Mortgage Association I, 5.5%, 7/15/34	8,531
	4,606		Government National Mortgage Association I, 6.0%, 10/15/33	5,238
	2,176		Government National Mortgage Association I, 6.0%, 2/15/33	2,469
	4,516		Government National Mortgage Association I, 6.0%, 3/15/33	5,125
	3,379		Government National Mortgage Association I, 6.0%, 3/15/33	3,846
	1,182		Government National Mortgage Association I, 6.0%, 5/15/17	1,285
	1,410		Government National Mortgage Association I, 6.0%, 6/15/17	1,490
	2,501		Government National Mortgage Association I, 6.0%, 6/15/33	2,839
	4,387		Government National Mortgage Association I, 6.0%, 6/15/33	4,997
	3,176		Government National Mortgage Association I, 6.0%, 7/15/33	3,616
	4,108		Government National Mortgage Association I, 6.0%, 7/15/33	4,661
	8,928		Government National Mortgage Association I, 6.0%, 8/15/19	9,658
	18,344		Government National Mortgage Association I, 6.0%, 8/15/34	20,798
	6,768		Government National Mortgage Association I, 6.0%, 9/15/33	7,713
	1,954		Government National Mortgage Association I, 6.0%, 9/15/33	2,218
	3,088		Government National Mortgage Association I, 6.5%, 1/15/30	3,642
	1,734		Government National Mortgage Association I, 6.5%, 11/15/32	1,983
	1,344		Government National Mortgage Association I, 6.5%, 2/15/32	1,537
	2,461		Government National Mortgage Association I, 6.5%, 3/15/29	2,781
	1,362		Government National Mortgage Association I, 6.5%, 3/15/32	1,614
	299		Government National Mortgage Association I, 7.0%, 3/15/31	355
	1,574		Government National Mortgage Association I, 7.0%, 5/15/23	1,831
	48,006		Government National Mortgage Association II, 4.5%, 9/20/41	53,103
	10,636		Government National Mortgage Association II, 5.5%, 3/20/34	11,799
	18,448		Government National Mortgage Association II, 6.0%, 11/20/33	20,955
	150,000		U.S. Treasury Bonds, 4.375%, 2/15/38	187,523
	100,000		U.S. Treasury Bonds, 4.5%, 5/15/38	127,375
	325,000		U.S. Treasury Bonds, 4.5%, 8/15/39	414,984
	25,000		U.S. Treasury Bonds, 6.25%, 8/15/23	35,383
	200,000		U.S. Treasury Notes, 2.0%, 2/15/22	205,609
			TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
			(Cost $1,788,902)	$1,918,484

			FOREIGN GOVERNMENT BONDS - 7.4%
CAD	430,000		Canada Housing Trust No. 1, 3.75%, 3/15/20 (144A)	$473,351
CAD	60,000		Canadian Government Bond, 4.25%, 6/1/18	67,578
IDR	300,000,000		Indonesia Recapitalization Bond, 14.25%, 6/15/13	31,557
IDR	200,000,000		Indonesia Recapitalization Bond, 14.275%, 12/15/13	22,006
IDR	171,000,000		Indonesia Treasury Bond, 6.125%, 5/15/28	17,239
IDR	155,000,000		Indonesia Treasury Bond, 7.0%, 5/15/22	17,587
IDR	150,000,000		Indonesia Treasury Bond, 7.0%, 5/15/27	16,511
IDR	893,000,000		Indonesia Treasury Bond, 8.25%, 6/15/32	108,790
IDR	75,000,000		Indonesia Treasury Bond, 9.0%, 9/15/13	7,885
EURO	55,000		Ireland Government Bond, 4.5%, 4/18/20	73,669
EURO	80,000		Ireland Government Bond, 5.0%, 10/18/20	110,164
EURO	63,000		Italy Buoni Poliennali Del Tesoro, 4.75%, 8/1/23	81,559
MYR	265,000		Malaysia Government Bond, 3.418%, 8/15/22	85,231
MXN	430,000		Mexican Bonos, 6.5%, 6/9/22	38,735
MXN	150,000		Mexican Bonos, 7.5%, 6/3/27	14,706
MXN	2,471,560		Mexican Udibonos, 2.0%, 6/9/22	211,553
MXN	988,624		Mexican Udibonos, 3.5%, 12/14/17	89,001
NGN	14,000,000		Nigeria Government Bond, 16.0%, 6/29/19	107,894
NGN	11,000,000		Nigeria Treasury Bill, 2/6/14	63,559
NOK	450,000		Norway Government Bond, 4.25%, 5/19/17	85,823
NOK	200,000		Norway Government Bond, 4.5%, 5/22/19	39,877
PHP	7,140,000		Philippine Government Bond, 5.875%, 3/1/32	223,796
PHP	400,000		Philippine Government Bond, 6.125%, 10/24/37	13,088
PHP	2,720,000		Philippine Government Bond, 7.625%, 9/29/36	104,450
PLN	130,000		Poland Government Bond, 5.25%, 4/25/13	39,976
	100,000		Provincia de Buenos Aires Argentina, 10.875%, 1/26/21 (144A)	69,000
AUD	100,000		Queensland Treasury Corp., 5.75%, 7/22/24	113,853
AUD	69,000		Queensland Treasury Corp., 6.0%, 8/14/13	72,640
RON	320,000		Romania Government Bond, 5.85%, 4/26/23	93,941
RON	160,000		Romania Government Bond, 5.9%, 7/26/17	46,958
RUB	2,500,000		Russian Federal Bond - OFZ, 7.5%, 3/15/18	84,646
SEK	340,000		Sweden Government Bond, 4.5%, 8/12/15	56,438
SEK	500,000		Sweden Government Bond, 6.75%, 5/5/14	81,621
TRY	50,000		Turkey Government Bond, 10.5%, 1/15/20	33,250
			TOTAL FOREIGN GOVERNMENT BONDS
			(Cost $2,620,248)	$2,797,932

			MUNICIPAL BONDS - 5.6%
			Municipal Development - 1.0%
	60,000	5.90	Brazos Harbor Industrial Development Corp., Floating Rate Note, 5/1/38	$68,158
	65,000		Louisiana Local Government Environmental Facilities & Community Development Authority, 6.75%, 11/1/32	73,371
	58,000	7.00	New Jersey Economic Development Authority, Floating Rate Note, 11/15/30	58,212
	70,000		Parish of St. John the Baptist Louisiana, 5.125%, 6/1/37	74,101
	60,000		Port of Corpus Christi Authority of Nueces County, 6.7%, 11/1/30	60,907
	50,000		Selma Industrial Development Board, 6.25%, 11/1/33	57,443
				$392,192
			Municipal General - 1.3%
	90,000		JobsOhio Beverage System, 3.985%, 1/1/29	$92,300
	25,000		JobsOhio Beverage System, 4.532%, 1/1/35	25,947
	100,000		New Jersey Economic Development Authority, 2/15/18	89,215
	75,000		New Jersey Transportation Trust Fund Authority, 5.5%, 6/15/41	86,375
	25,000		New York City Transitional Finance Authority Future Tax Secured Revenue, 5.0%, 11/1/33	28,774
	66,000		State of Wisconsin, 5.75%, 5/1/33	78,707
	25,000		Texas Municipal Gas Acquisition & Supply Corp III, 5.0%, 12/15/30	26,683
	50,000		Texas Municipal Gas Acquisition & Supply Corp III, 5.0%, 12/15/31	52,998
				$480,999
			Municipal Higher Education - 1.8%
	25,000		Baylor University, 4.313%, 3/1/42	$25,918
	70,000		Connecticut State Health & Educational Facility Authority, 5.0%, 7/1/40	81,036
	99,000		Connecticut State Health & Educational Facility Authority, 5.0%, 7/1/42	109,260
	50,000		Houston Higher Education Finance Corp., 5.0%, 5/15/40	56,375
	30,000		Massachusetts Development Finance Agency, 5.0%, 10/15/40	34,616
	30,000		Massachusetts Health & Educational Facilities Authority, 6.0%, 7/1/36	36,227
	75,000		Missouri State Health & Educational Facilities Authority, 5.0%, 11/15/39	88,650
	25,000		New York State Dormitory Authority, 5.0%, 10/1/41	28,747
	20,000		New York State Dormitory Authority, 5.0%, 7/1/37	22,968
	100,000		New York State Dormitory Authority, 5.0%, 7/1/38	114,954
	25,000		Permanent University Fund, 5.0%, 7/1/30	30,411
	50,000		University of California, 3.38%, 5/15/28	51,072
				$680,234
			Municipal Medical - 0.4%
	50,000		Maryland Health & Higher Educational Facilities Authority, 5.0%, 7/1/41	$57,074
	25,000		Massachusetts Development Finance Agency, 5.375%, 4/1/41	27,916
	50,000		New Hampshire Health & Education Facilities Authority, 6.5%, 1/1/41	57,866
				$142,856
			Municipal Pollution - 0.4%
	135,000	5.95	Port Freeport Texas, Floating Rate Note, 5/15/33	$154,726

			Municipal Transportation - 0.0%
	15,000		Port Authority of New York & New Jersey, 4.458%, 10/1/62	$14,985

			Municipal Water - 0.5%
	60,000		City of Charleston South Carolina Waterworks & Sewer System Revenue, 5.0%, 1/1/41	$67,673
	25,000		Hampton Roads Sanitation District, 5.0%, 4/1/38	27,994
	35,000		Metropolitan Water Reclamation District of Greater Chicago, 5.0%, 12/1/30	40,542
	30,000		Metropolitan Water Reclamation District of Greater Chicago, 5.0%, 12/1/32	34,478
				$170,687
			Municipal Obligation - 0.2%
	50,000		State of Florida, 4.0%, 6/1/27	$54,426
	20,000		State of Washington, 3.0%, 7/1/28	19,338
				$73,764
			TOTAL MUNICIPAL BONDS
			(Cost $1,887,059)	$2,110,443

			SENIOR FLOATING RATE LOAN INTERESTS - 10.4%**
			Energy - 0.7%
			Oil & Gas Equipment & Services - 0.1%
	59,657	8.50	FTS International Services LLC, Term Loan, 5/6/16	$56,848
			Oil & Gas Exploration & Production - 0.3%
	100,000	6.00	Samson Investment Co., Initial Term Loan (Second Lien), 9/10/16	$101,450
			Coal & Consumable Fuels - 0.3%
	100,000	0.00	Bumi Resources Tbk PT, Term Loan, 8/15/13	$98,000
			Total Energy	$256,298
			Materials - 0.6%
			Diversified Chemicals - 0.3%
	100,000	4.75	DuPont Performance Coatings, Inc., Initial Term B Loan, 2/1/20	$101,443
			Aluminum - 0.1%
	39,600	5.75	Noranda Aluminum Holding Corp., Term B Loan, 2/17/19	$40,268
			Precious Metals & Minerals - 0.2%
	81,500	5.25	Fairmount Minerals, Ltd., Tranche B Term Loan, 3/1/17	$82,128
			Total Materials	$223,839
			Capital Goods - 0.5%
			Building Products - 0.2%
	74,625	5.75	CPG International I, Inc., Term Loan, 9/21/19	$75,325
			Trading Companies & Distributors - 0.3%
	99,750	4.50	WESCO International, Inc., Tranche B-1 Loan, 12/4/19	$100,860
			Total Capital Goods	$176,185
			Commercial Services & Supplies - 0.4%
			Office Services & Supplies - 0.1%
	20,677	4.25	ACCO Brands Corp., Term B Loan, 1/4/19	$20,974
			Research & Consulting Services - 0.3%
	120,015	5.00	Wyle Services Corp., Term Loan (First Lien), 3/31/17	$120,991
			Total Commercial Services & Supplies	$141,965
			Transportation - 0.3%
			Air Freight & Logistics - 0.2%
	23,296	5.28	CEVA Group Plc, Dollar Tranche B Pre Funded Term Loan, 8/31/16	$22,757
	44,718	5.30	CEVA Group Plc, US Tranche B Term Loan, 8/31/16	43,684
				$66,441
			Trucking - 0.1%
	28,952	2.95	Swift Transportation Co LLC, Tranche B-1 Term Loan (2013), 12/21/16	$29,242
			Total Transportation	$95,683
			Automobiles & Components - 0.9%
			Auto Parts & Equipment - 0.5%
	64,184	2.14	Federal-Mogul Corp., Tranche B Term Loan, 12/29/14	$60,164
	32,747	2.14	Federal-Mogul Corp., Tranche C Term Loan, 12/28/15	30,696
	39,700	0.00	TI Group Automotive Systems LLC, Additional Term Loan, 3/27/19	40,097
	39,700	0.00	TI Group Automotive Systems LLC, Term Loan, 3/1/19	40,023
				$170,980
			Automobile Manufacturers - 0.4%
	147,375	6.00	Chrysler Group LLC, Tranche B Term Loan, 4/28/17	$150,467
			Total Automobiles & Components	$321,447
			Consumer Durables & Apparel - 0.3%
			Housewares & Specialties - 0.1%
	27,078	5.25	Yankee Candle Co., Inc., Initial Term Loan, 3/2/19	$27,391
			Apparel, Accessories & Luxury Goods - 0.2%
	82,000	3.25	PVH Corp., Tranche B Term Loan, 12/19/19	$82,993
			Total Consumer Durables & Apparel	$110,384
			Consumer Services - 1.4%
			Casinos & Gaming - 0.4%
	129,675	4.25	MGM Resorts International, Term B Loan, 12/13/19	$132,014
	29,700	4.00	Pinnacle Entertainment, Inc., Series A Term Loan, 3/5/19	29,960
				$161,974
			Hotels, Resorts & Cruise Lines - 0.3%
	123,438	4.75	Seven Seas Cruises S de RL LLC, Term B-1 Loan, 12/21/18	$125,289
			Leisure Facilities - 0.2%
	67,527	4.00	Six Flags Entertainment Corp., Tranche B Term Loan, 11/23/18	$68,196
			Restaurants - 0.4%
	114,425	3.75	Burger King Corp., Tranche B Term Loan (2012), 9/28/19	$116,129
	34,825	4.75	Wendy's International, Inc., Term Loan, 4/3/19	35,248
				$151,377
			Specialized Consumer Services - 0.1%
	34,738	5.50	Ascent Capital Group, Inc., Term Loan, 3/6/18	$34,993
			Total Consumer Services	$541,829
			Media - 0.5%
			Broadcasting - 0.3%
	48,625	4.50	MCC Georgia LLC, Tranche F Term Loan, 10/20/17	$49,132
	74,438	0.00	Telesat Canada, U.S. Term B Loan, 3/28/19	75,135
				$124,267
			Publishing - 0.2%
	71,495	0.00	Interactive Data Corp., Refinanced Term Loan, 2/11/18	$72,411
			Total Media	$196,678
			Health Care Equipment & Services - 0.9%
			Health Care Services - 0.5%
	245,000	0.00	Virtual Radiologic Corp., Term Loan A, 11/3/16	$171,500
			Health Care Facilities - 0.3%
	114,818	3.79	Community Health Systems, Inc., Extended Term Loan, 7/25/14	$116,200
			Managed Health Care - 0.1%
	40,000	9.75	MMM Holdings, Inc., Term Loan, 10/9/17	$40,300
			Total Health Care Equipment & Services	$328,000
			Pharmaceuticals, Biotechnology & Life Sciences - 0.9%
			Biotechnology - 0.6%
	244,726	4.25	Grifols, Inc., New U.S. Tranche B Term Loan, 6/4/17	$247,588
			Pharmaceuticals - 0.3%
	99,501	4.25	Par Pharmaceutical Companies, Inc., Additional Term B-1 Loan, 9/28/19	$100,734
			Total Pharmaceuticals, Biotechnology & Life Sciences	$348,322
			Banks - 0.5%
			Thrifts & Mortgage Finance - 0.5%
	175,000	5.00	Ocwen Financial Corp., Initial Term Loan, 1/15/18	$178,062
			Total Banks	$178,062
			Diversified Financials - 0.5%
			Specialized Finance - 0.5%
	199,500	5.25	DH Services Luxembourg Sarl, Term Loan, 12/18/19	$201,536
			Total Diversified Financials	$201,536
			Insurance - 0.9%
			Life & Health Insurance - 0.2%
	95,577	5.00	CNO Financial Group, Inc., Tranche B2 Term Loan, 9/4/18	$97,189
			Property & Casualty Insurance - 0.7%
	104,738	6.50	Confie seguros Holding II Co., Term B Loan (First Lien), 10/11/13	$105,916
	149,625	5.25	USI Insurance Services LLC, Initial Term Loan, 11/29/19	151,184
				$257,100
			Total Insurance	$354,289
			Software & Services - 0.1%
			Systems Software - 0.1%
	32,310	4.00	Rovi Corp., Tranche B2 Term Loan, 3/30/19	$32,310
			Total Software & Services	$32,310
			Technology Hardware & Equipment - 0.1%
			Electronic Components - 0.1%
	40,225	2.45	Flextronics Semiconductor, Ltd., A Closing Date Loan, 10/1/14	$40,309
	11,559	2.45	Flextronics Semiconductor, Ltd., A-1-A Delayed Draw Loan, 10/1/14	11,583
				$51,892
			Total Technology Hardware & Equipment	$51,892
			Semiconductors & Semiconductor Equipment - 0.0%
			Semiconductors - 0.0%
	14,888	4.25	Semtech Corp., B Term Loan, 2/21/17	$15,074
			Total Semiconductors & Semiconductor Equipment	$15,074
			Telecommunication Services - 0.7%
			Integrated Telecommunication Services - 0.7%
	175,000	0.00	Virgin Media Investment Holdings, Ltd., New Term B Loan, 2/6/20	$174,344
	100,000	0.00	West Corp., Term B-8 Loan, 6/30/18	101,750
				$276,094
			Total Telecommunication Services	$276,094
			Utilities - 0.2%
			Electric Utilities - 0.2%
	92,369	4.73	Texas Competitive Electric Holdings Co. LLC, 2017 Term Loan (Extending), 10/10/17	$65,812
			Total Utilities	$65,812
			TOTAL SENIOR FLOATING RATE LOAN INTERESTS
			(Cost $3,939,507)	$3,915,699
	Shares
			RIGHTS / WARRANTS - 0.0%
			Automobiles & Components - 0.0%
			Auto Parts & Equipment - 0.0%
	9		Lear Corp., 11/9/14	$998
			Total Automobiles & Components	$998
			TOTAL RIGHTS / WARRANTS
			(Cost $486)	$998

			TOTAL INVESTMENT IN SECURITIES - 92.9%	$35,007,476
			(Cost $32,920,447) (a)
			OTHER ASSETS & LIABILITIES - 7.1%	$2,679,050
			TOTAL NET ASSETS - 100.0%	$37,686,526

	*		Non-income producing security.

	REIT		Real Estate Investment Trust

	(Step)		Bond issued with an initial coupon rate which converts to a higher rate at a later date.

	(Perpetual)		Security with no stated maturity date.

	(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At March 28, 2013, the value of these securities amounted to $9,220,191 or 24.5% of total net assets.

	**
Senior floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

	(a)		At March 31, 2013, the net unrealized gain on investments based on
			cost for federal income tax purposes of $32,938,972 was as follows:

			Aggregate gross unrealized gain for all investments in which
			there is an excess of value over tax cost	$2,575,298

			Aggregate gross unrealized loss for all investments in which
			there is an excess of tax cost over value	(506,794)

			Net unrealized gain	$2,068,504

	(b)		Debt obligation with a variable interest rate. Rate shown is rate at end of period.

	(c)		Security is in default and is non-income producing.

			Principal amounts are denominated in U.S. Dollars unless otherwise noted:

	AUD		Australian Dollar
	BRL		Brazilian Real
	CAD		Canadian Dollar
	EURO		Euro
	IDR		Indonesian Rupiah
	NGN		Nigerian Naira
	NOK		Norwegian Krone
	SEK		Swedish Krone
	MXN		Mexican Peso
	MYR		Malaysian Ringgit
	PHP		Philippine Peso
	PLN		New Polish Zloty
	RON		Romanian Leu
	RUB		Russian Ruble
	TRY		Turkish Lira

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Note 1A.
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments) See Notes to Financial Statements - Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3. See Notes to Financial Statements - Note 1A.

The following is a summary of the inputs used as of March 31, 2013, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Convertible Corporate Bonds	$-	$1,770,706	$-	$1,770,706
Preferred Stock	585,409	136,451	-	721,860
Convertible Preferred Stock	281,772	-	-	281,772
Common Stocks	57,048	83,058	-	140,106
Asset Backed Securities	-	1,472,823	-	1,472,823
Collateralized Mortgage Obligations	-	4,400,133	-	4,400,133
Corporate Bonds	-	15,476,520	-	15,476,520
U.S. Government and Agency Obligations	-	1,918,484	-	1,918,484
Foreign Government Bonds	-	2,797,932	-	2,797,932
Municipal Bonds	-	2,110,443	-	2,110,443
Senior Floating Rate Loan Interests	-	3,915,699	-	3,915,699
Rights/Warrants	998	-	-	998
Total	$925,227	$34,082,249	$-	$35,007,476

	Pioneer Mid Cap Value VCT Portfolio
	Schedule of Investments 3/28/13 (unaudited)

Shares		Value
	COMMON STOCKS - 98.9%
	Energy - 12.8%
	Oil & Gas Drilling - 1.0%
63,280	Ensco Plc	$3,796,800
	Oil & Gas Equipment & Services - 3.0%
58,670	Oil States International, Inc. *	$4,785,712
524,970	Weatherford International, Ltd./Switzerland *	6,373,136
		$11,158,848
	Integrated Oil & Gas - 1.0%
55,767	Murphy Oil Corp.	$3,554,031
	Oil & Gas Exploration & Production - 5.1%
160,740	Marathon Oil Corp.	$5,420,153
44,010	Noble Energy, Inc.	5,090,197
76,300	Plains Exploration & Production Co. *	3,621,961
90,570	Whiting Petroleum Corp. *	4,604,579
		$18,736,890
	Oil & Gas Refining & Marketing - 2.7%
55,980	Marathon Petroleum Corp. *	$5,015,808
108,275	Valero Energy Corp.	4,925,430
		$9,941,238
	Total Energy	$47,187,807
	Materials - 6.5%
	Commodity Chemicals - 1.0%
60,440	LyondellBasell Industries NV	$3,825,248
	Diversified Chemicals - 1.8%
95,390	Eastman Chemical Co.	$6,664,899
	Metal & Glass Containers - 1.4%
122,220	Crown Holdings, Inc. *	$5,085,574
	Steel - 1.0%
78,780	Nucor Corp.	$3,635,697
	Paper Products - 1.3%
100,870	International Paper Co.	$4,698,525
	Total Materials	$23,909,943
	Capital Goods - 9.5%
	Building Products - 0.6%
53,220	Owens Corning *	$2,098,465
	Construction & Engineering - 1.3%
71,930	Fluor Corp.	$4,771,117
	Electrical Components & Equipment - 1.7%
105,780	Eaton Corp Plc	$6,479,025
	Construction & Farm Machinery & Heavy Trucks - 2.6%
94,730	Joy Global, Inc.	$5,638,330
75,990	PACCAR, Inc.	3,842,054
		$9,480,384
	Industrial Machinery - 3.3%
69,270	Pentair, Ltd.	$3,653,992
63,375	SPX Corp.	5,004,090
46,340	Stanley Black & Decker, Inc.	3,752,150
		$12,410,232
	Total Capital Goods	$35,239,223
	Commercial Services & Supplies - 1.4%
	Human Resource & Employment Services - 1.4%
134,660	Robert Half International, Inc.	$5,053,790
	Total Commercial Services & Supplies	$5,053,790
	Transportation - 1.7%
	Airlines - 1.2%
340,730	Southwest Airlines Co.	$4,593,040
	Trucking - 0.5%
30,600	Ryder System, Inc.	$1,828,350
	Total Transportation	$6,421,390
	Automobiles & Components - 1.0%
	Auto Parts & Equipment - 1.0%
94,800	Tenneco, Inc. *	$3,726,588
	Total Automobiles & Components	$3,726,588
	Consumer Durables & Apparel - 1.6%
	Housewares & Specialties - 1.6%
138,075	Jarden Corp. *	$5,916,514
	Total Consumer Durables & Apparel	$5,916,514
	Consumer Services - 1.4%
	Hotels, Resorts & Cruise Lines - 1.4%
79,740	Wyndham Worldwide Corp.	$5,141,635
	Total Consumer Services	$5,141,635
	Retailing - 4.9%
	Department Stores - 1.5%
136,840	Macy's, Inc.	$5,725,386
	Apparel Retail - 1.4%
84,950	Ross Stores, Inc.	$5,149,669
	Computer & Electronics Retail - 1.0%
96,310	Rent-A-Center, Inc. *	$3,557,691
	Specialty Stores - 1.0%
123,900	Sally Beauty Holdings, Inc. *	$3,640,182
	Total Retailing	$18,072,928
	Food, Beverage & Tobacco - 6.0%
	Soft Drinks - 1.0%
102,130	Coca-Cola Enterprises, Inc.	$3,770,640
	Agricultural Products - 1.5%
76,230	Ingredion, Inc.	$5,512,954
	Packaged Foods & Meats - 3.5%
106,470	Campbell Soup Co.	$4,829,479
103,670	ConAgra Foods, Inc.	3,712,423
73,560	Green Mountain Coffee Roasters, Inc. *	4,175,266
		$12,717,168
	Total Food, Beverage & Tobacco	$22,000,762
	Health Care Equipment & Services - 6.0%
	Health Care Equipment - 3.6%
161,560	CareFusion Corp. *	$5,652,984
164,000	Hologic, Inc. *	3,706,400
54,740	Zimmer Holdings, Inc.	4,117,543
		$13,476,927
	Managed Health Care - 2.4%
59,010	Cigna Corp.	$3,680,454
73,870	Humana, Inc.	5,105,156
		$8,785,610
	Total Health Care Equipment & Services	$22,262,537
	Pharmaceuticals, Biotechnology & Life Sciences - 3.2%
	Pharmaceuticals - 3.2%
63,480	Actavis, Inc. *	$5,847,143
107,790	Jazz Pharmaceuticals Plc *	6,026,539
		$11,873,682
	Total Pharmaceuticals, Biotechnology & Life Sciences	$11,873,682
	Banks - 5.9%
	Regional Banks - 5.9%
125,350	CIT Group, Inc. *	$5,450,218
108,170	First Republic Bank	4,177,525
20,800	M&T Bank Corp.	2,145,728
71,630	PNC Financial Services Group, Inc.	4,763,395
664,850	Regions Financial Corp.	5,445,122
		$21,981,988
	Total Banks	$21,981,988
	Diversified Financials - 5.5%
	Consumer Finance - 2.9%
133,360	Discover Financial Services	$5,979,862
227,000	SLM Corp.	4,648,960
		$10,628,822
	Asset Management & Custody Banks - 2.6%
96,750	Ameriprise Financial, Inc.	$7,125,638
71,344	Walter Investment Management Corp. *	2,657,564
		$9,783,202
	Total Diversified Financials	$20,412,024
	Insurance - 7.1%
	Insurance Brokers - 2.2%
48,140	Aon Plc *	$2,960,610
132,650	Willis Group Holdings Plc	5,238,348
		$8,198,958
	Life & Health Insurance - 2.7%
110,700	Lincoln National Corp.	$3,609,927
223,844	Unum Group	6,323,593
		$9,933,520
	Property & Casualty Insurance - 2.2%
18,963	Axis Capital Holdings, Ltd.	$789,240
147,170	The Allstate Corp.	7,221,629
		$8,010,869
	Total Insurance	$26,143,347
	Real Estate - 7.1%
	Diversified REIT's - 1.3%
281,320	Duke Realty Corp.	$4,776,814
	Residential REIT's - 1.8%
80,830	American Campus Communities, Inc.	$3,664,832
44,990	Home Properties, Inc.	2,853,266
		$6,518,098
	Retail REIT's - 1.5%
248,020	Kimco Realty Corp.	$5,555,648
	Specialized REIT's - 2.5%
104,420	HCP, Inc.	$5,206,381
164,420	Pebblebrook Hotel Trust	4,240,392
		$9,446,773
	Total Real Estate	$26,297,333
	Software & Services - 4.1%
	IT Consulting & Other Services - 1.0%
102,900	Amdocs, Ltd.	$3,730,125
	Data Processing & Outsourced Services - 0.7%
67,025	Fidelity National Information Services, Inc.	$2,655,530
	Application Software - 0.8%
148,750	Nuance Communications, Inc. *	$3,001,775
	Systems Software - 1.6%
229,730	Symantec Corp. *	$5,669,736
	Total Software & Services	$15,057,166
	Technology Hardware & Equipment - 2.1%
	Communications Equipment - 0.4%
85,500	Juniper Networks, Inc. *	$1,585,170
	Computer Storage & Peripherals - 1.7%
113,010	SanDisk Corp. *	$6,215,550
	Total Technology Hardware & Equipment	$7,800,720
	Semiconductors & Semiconductor Equipment - 4.7%
	Semiconductor Equipment - 0.6%
174,270	Applied Materials, Inc.	$2,349,160
	Semiconductors - 4.1%
137,215	Analog Devices, Inc.	$6,379,125
336,758	Marvell Technology Group, Ltd.	3,562,900
134,860	Xilinx, Inc.	5,147,606
		$15,089,631
	Total Semiconductors & Semiconductor Equipment	$17,438,791
	Utilities - 6.4%
	Electric Utilities - 4.4%
38,300	American Electric Power Co., Inc.	$1,862,529
90,100	Northeast Utilities	3,915,746
64,680	Pinnacle West Capital Corp.	3,744,325
158,050	PNM Resources, Inc.	3,680,984
90,460	PPL Corp.	2,832,303
		$16,035,887
	Gas Utilities - 1.0%
88,480	AGL Resources, Inc.	$3,711,736
	Multi-Utilities - 1.0%
106,310	Ameren Corp.	$3,722,976
	Total Utilities	$23,470,599
	TOTAL COMMON STOCKS
	(Cost $309,259,729)	$365,408,767

	TOTAL INVESTMENT IN SECURITIES - 98.9%
	(Cost $309,259,729) (a)	$365,408,767
	OTHER ASSETS & LIABILITIES - 1.1%	$3,942,690
	TOTAL NET ASSETS - 100.0%	$369,351,457

*	Non-income producing security.

(A.D.R.)	American Depositary Receipts.

*	Non-income producing security.

(a)	At March 28, 2013, the net unrealized gain on investments based on
	cost for federal income tax purposes of $310,529,439 was as follows:

	Aggregate gross unrealized gain for all investments in which
	there is an excess of value over tax cost	$57,906,044

	Aggregate gross unrealized loss for all investments in which
	there is an excess of tax cost over value	(3,026,716)

	Net unrealized gain	$54,879,328

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Note 1A.
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments) See Notes to Financial Statements - Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3. See Notes to Financial Statements - Note 1A.

The following is a summary of the inputs used as of March 28, 2013, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$365,408,767	$-	$-	$365,408,767
Total	$365,408,767	$-	$-	$365,408,767

During the year ended March 28, 2013, there were no transfers between Levels 1, 2 and 3.

		Pioneer High Yield VCT Portfolio
		Schedule of Investments 3/31/13 (unaudited)

Principal Amount ($)	Floating Rate (b)		Value
		CONVERTIBLE CORPORATE BONDS - 18.5%
		Energy - 2.6%
		Oil & Gas Exploration & Production - 1.2%
222,000		Chesapeake Energy Corp., 2.5%, 5/15/37	$212,704
133,000		Chesapeake Energy Corp., 2.5%, 5/15/37	125,685
450,000		Cobalt International Energy, Inc., 2.625%, 12/1/19	502,594
100,000		Stone Energy Corp., 1.75%, 3/1/17 (144A)	91,875
			$932,858
		Oil & Gas Storage & Transportation - 0.3%
200,000		Golar LNG, Ltd., 3.75%, 3/7/17	$201,920
		Coal & Consumable Fuels - 1.1%
830,000		Alpha Appalachia Holdings, Inc., 3.25%, 8/1/15	$798,875
150,000		James River Coal Co., 3.125%, 3/15/18	30,000
			$828,875
		Total Energy	$1,963,653
		Materials - 0.4%
		Steel - 0.4%
205,000		Steel Dynamics, Inc., 5.125%, 6/15/14	$230,112
100,000		United States Steel Corp., 2.75%, 4/1/19	101,125
			$331,237
		Total Materials	$331,237
		Capital Goods - 0.8%
		Electrical Components & Equipment - 0.7%
459,000		General Cable Corp., 4.5%, 11/15/29 (Step)	$572,602
		Construction & Farm Machinery & Heavy Trucks - 0.1%
65,000		Greenbrier Companies, Inc., 3.5%, 4/1/18	$65,041
		Total Capital Goods	$637,643
		Transportation - 0.3%
		Airlines - 0.3%
120,000		Continental Airlines, Inc., 4.5%, 1/15/15	$214,800
		Total Transportation	$214,800
		Automobiles & Components - 1.1%
		Automobile Manufacturers - 1.1%
526,000		Ford Motor Co., 4.25%, 11/15/16	$842,915
		Total Automobiles & Components	$842,915
		Consumer Durables & Apparel - 1.2%
		Homebuilding - 1.2%
450,000		KB Home, 1.375%, 2/1/19	$494,719
109,000		Lennar Corp., 2.75%, 12/15/20 (144A)	211,188
185,000		Standard Pacific Corp., 1.25%, 8/1/32	236,338
			$942,245
		Total Consumer Durables & Apparel	$942,245
		Food, Beverage & Tobacco - 0.4%
		Tobacco - 0.4%
265,000		Alliance One International, Inc., 5.5%, 7/15/14	$270,631
		Total Food, Beverage & Tobacco	$270,631
		Health Care Equipment & Services - 1.7%
		Health Care Equipment - 1.0%
460,000		Hologic, Inc., 2.0%, 12/15/37 (Step)	$555,450
170,000		NuVasive, Inc., 2.75%, 7/1/17	165,325
			$720,775
		Health Care Supplies - 0.5%
400,000		Alere, Inc., 3.0%, 5/15/16	$393,000
		Managed Health Care - 0.2%
150,000		Molina Healthcare, Inc., 1.125%, 1/15/20 (144A)	$150,000
		Total Health Care Equipment & Services	$1,263,775
		Pharmaceuticals, Biotechnology & Life Sciences - 3.6%
		Biotechnology - 2.9%
265,000		Corsicanto, Ltd., 3.5%, 1/15/32	$327,441
345,000		Cubist Pharmaceuticals, Inc., 2.5%, 11/1/17	588,441
250,000		PDL BioPharma, Inc., 3.75%, 5/1/15	299,375
320,000		Theravance, Inc., 2.125%, 1/15/23	350,600
535,000		Vertex Pharmaceuticals, Inc., 3.35%, 10/1/15	640,997
			$2,206,854
		Pharmaceuticals - 0.7%
125,000		Auxilium Pharmaceuticals, Inc., 1.5%, 7/15/18	$126,562
170,000		Pacira Pharmaceuticals, Inc. Delaware, 3.25%, 2/1/19 (144A)	231,625
165,000		Salix Pharmaceuticals, Ltd., 1.5%, 3/15/19 (144A)	175,003
			$533,190
		Total Pharmaceuticals, Biotechnology & Life Sciences	$2,740,044
		Diversified Financials - 0.3%
		Consumer Finance - 0.2%
175,000		DFC Global Corp., 3.25%, 4/15/17 (144A)	$182,219
		Asset Management & Custody Banks - 0.1%
55,000		Apollo Investment Corp., 5.75%, 1/15/16	$58,438
		Total Diversified Financials	$240,657
		Real Estate - 0.3%
		Specialized REIT - 0.3%
155,000		Host Hotels & Resorts LP, 2.5%, 10/15/29 (144A)	$216,225
		Total Real Estate	$216,225
		Software & Services - 2.3%
		Internet Software & Services - 0.7%
155,000		Blucora, Inc., 4.25%, 4/1/19 (144A)	$160,134
350,000		WebMD Health Corp., 2.25%, 3/31/16	343,000
			$503,134
		Application Software - 1.6%
360,000		Mentor Graphics Corp., 4.0%, 4/1/31	$422,775
700,000		Nuance Communications, Inc., 2.75%, 11/1/31	723,188
78,000		Nuance Communications, Inc., 2.75%, 8/15/27	94,721
			$1,240,684
		Total Software & Services	$1,743,818
		Technology Hardware & Equipment - 1.3%
		Computer Storage & Peripherals - 0.3%
195,000		SanDisk Corp., 1.5%, 8/15/17	$251,306
		Electronic Components - 1.0%
310,000		Vishay Intertechnology, Inc., 2.25%, 5/15/41 (144A)	$284,425
350,000		Vishay Intertechnology, Inc., 2.25%, 6/1/42 (144A)	441,000
			$725,425
		Total Technology Hardware & Equipment	$976,731
		Semiconductors & Semiconductor Equipment - 2.2%
		Semiconductor Equipment - 0.6%
146,000		Lam Research Corp., 1.25%, 5/15/18	$155,764
225,000		Novellus Systems, Inc., 2.625%, 5/15/41	306,141
			$461,905
		Semiconductors - 1.6%
628,000		ON Semiconductor Corp., 2.625%, 12/15/26	$711,602
415,000		SunPower Corp., 4.75%, 4/15/14	415,000
27,000		Xilinx, Inc., 3.125%, 3/15/37	36,197
			$1,162,799
		Total Semiconductors & Semiconductor Equipment	$1,624,704
		TOTAL CONVERTIBLE CORPORATE BONDS
		(Cost $11,939,010)	$14,009,078

		PREFERRED STOCKS - 0.9%
		Energy - 0.2%
		Oil & Gas Storage & Transportation - 0.2%
4,500	7.62	NuStar Logistics LP, Floating Rate Note, 1/15/43	$121,106
		Total Energy	$121,106
		Consumer Services - 0.0%
		Hotels, Resorts & Cruise Lines - 0.0%
500		Perseus Holding Corp., 14.0%, 4/15/14 (144A)	$41,250
		Total Consumer Services	$41,250
		Diversified Financials - 0.4%
		Other Diversified Financial Services - 0.4%
10,350	8.12	GMAC Capital Trust I, Floating Rate Note, 2/15/40	$281,520
		Total Diversified Financials	$281,520
		Utilities - 0.3%
		Electric Utilities - 0.3%
8,000		PPL Capital Funding, Inc., 5.9%, 4/30/73	$201,760
		Total Utilities	$201,760
		TOTAL PREFERRED STOCKS
		(Cost $567,649)	$645,636

		CONVERTIBLE PREFERRED STOCKS - 2.3%
		Energy - 0.7%
		Oil & Gas Exploration & Production - 0.7%
13,170		PetroQuest Energy, Inc., 6.875%, 12/31/99 (Perpetual)	$441,195
1,054		SandRidge Energy, Inc., 7.0%, 12/31/99 (Perpetual)	94,333
			$535,528
		Total Energy	$535,528
		Capital Goods - 0.5%
		Electrical Components & Equipment - 0.5%
2,000		General Cable Corp., 5.75%, 11/24/13	$366,625
		Total Capital Goods	$366,625
		Automobiles & Components - 0.2%
		Tires & Rubber - 0.2%
4,050		The Goodyear Tire & Rubber Co., 5.875%, 4/1/14	$176,216
		Total Automobiles & Components	$176,216
		Health Care Equipment & Services - 0.9%
		Health Care Supplies - 0.9%
2,797		Alere, Inc., 3.0%, 12/31/99 (Perpetual)	$670,525
		Total Health Care Equipment & Services	$670,525
		TOTAL CONVERTIBLE PREFERRED STOCKS
		(Cost $2,248,300)	$1,748,894
Shares
		COMMON STOCKS - 12.9%
		Energy - 0.8%
		Oil & Gas Drilling - 0.2%
18,120		Hercules Offshore, Inc. *	$134,450
537		Transocean, Ltd. *	27,903
			$162,353
		Oil & Gas Exploration & Production - 0.3%
5,400		Marathon Oil Corp.	$182,088
		Oil & Gas Refining & Marketing - 0.3%
2,700		Marathon Petroleum Corp. *	$241,920
		Total Energy	$586,361
		Materials - 2.4%
		Commodity Chemicals - 1.3%
6,590		Axiall Corp.	$409,634
9,465		LyondellBasell Industries NV	599,040
			$1,008,674
		Metal & Glass Containers - 0.3%
8,100		Owens-Illinois, Inc. *	$215,865
		Diversified Metals & Mining - 0.8%
14,658		Freeport-McMoRan Copper & Gold, Inc.	$485,180
88,500		Polymet Mining Corp. *	105,315
			$590,495
		Total Materials	$1,815,034
		Capital Goods - 3.3%
		Aerospace & Defense - 1.5%
7,679		B/E Aerospace, Inc. *	$462,967
13,487		DigitalGlobe, Inc. *	389,909
5,245		Exelis, Inc.	57,118
12,790		Orbital Sciences Corp. *	213,465
			$1,123,459
		Electrical Components & Equipment - 0.6%
1,796		Eaton Corp Plc	$110,005
10,000		General Cable Corp. *	366,300
			$476,305
		Construction & Farm Machinery & Heavy Trucks - 0.5%
15,596		Commercial Vehicle Group, Inc. *	$121,649
3,800		Joy Global, Inc.	226,176
			$347,825
		Industrial Machinery - 0.7%
3,415		ESCO Technologies, Inc.	$139,537
2,622		ITT Corp.	74,543
4,579		Kennametal, Inc.	178,764
5,245		Xylem, Inc.	144,552
			$537,396
		Total Capital Goods	$2,484,985
		Transportation - 0.3%
		Marine - 0.3%
161,006		Horizon Lines, Inc. *	$225,408
		Total Transportation	$225,408
		Automobiles & Components - 0.0%
		Auto Parts & Equipment - 0.0%
75		Lear Corp.	$4,115
		Total Automobiles & Components	$4,115
		Consumer Services - 0.4%
		Restaurants - 0.4%
5,457		Starbucks Corp.	$310,831
		Total Consumer Services	$310,831
		Food, Beverage & Tobacco - 0.1%
		Tobacco - 0.1%
19,062		Alliance One International, Inc. *	$74,151
		Total Food, Beverage & Tobacco	$74,151
		Health Care Equipment & Services - 0.7%
		Health Care Supplies - 0.1%
2,700		Alere, Inc. *	$68,931
		Managed Health Care - 0.6%
4,100		Aetna, Inc.	$209,592
4,200		Cigna Corp.	261,954
			$471,546
		Total Health Care Equipment & Services	$540,477
		Pharmaceuticals, Biotechnology & Life Sciences - 1.7%
		Life Sciences Tools & Services - 1.7%
2,144		Bio-Rad Laboratories, Inc. *	$270,144
8,230		Thermo Fisher Scientific, Inc.	629,513
4,215		Waters Corp. *	395,831
			$1,295,488
		Total Pharmaceuticals, Biotechnology & Life Sciences	$1,295,488
		Diversified Financials - 0.1%
		Asset Management & Custody Banks - 0.1%
1,679		Legg Mason, Inc.	$53,980
		Total Diversified Financials	$53,980
		Real Estate - 1.4%
		Real Estate Operating Companies - 1.4%
61,198		Forest City Enterprises, Inc. *	$1,087,489
		Total Real Estate	$1,087,489
		Software & Services - 0.0%
		Data Processing & Outsourced Services - 0.0%
952		Perseus Holdings, Ltd. *	$2,380
		Total Software & Services	$2,380
		Technology Hardware & Equipment - 1.4%
		Computer Storage & Peripherals - 0.1%
25,583		OCZ Technology Group, Inc. *	$46,049
		Electronic Equipment Manufacturers - 0.5%
7,667		Itron, Inc. *	$355,749
		Electronic Manufacturing Services - 0.4%
7,500		TE Connectivity, Ltd.	$314,475
		Technology Distributors - 0.4%
2,500		Arrow Electronics, Inc. *	$101,550
12,500		Ingram Micro, Inc. *	246,000
			$347,550
		Total Technology Hardware & Equipment	$1,063,823
		Telecommunication Services - 0.3%
		Integrated Telecommunication Services - 0.3%
25,476		Windstream Corp.	$202,534
		Total Telecommunication Services	$202,534
		TOTAL COMMON STOCKS
		(Cost $6,900,790)	$9,747,056
Principal Amount ($)
		ASSET BACKED SECURITIES - 0.0%
		Materials - 0.0%
		Precious Metals & Minerals - 0.0%
21,785		Mid-State Capital Trust 2010-1, 7.0%, 12/15/45 (144A)	$22,699
		Total Materials	$22,699
		TOTAL ASSET BACKED SECURITIES
		(Cost $22,789)	$22,699

		COLLATERALIZED MORTGAGE OBLIGATIONS - 0.7%
		Banks - 0.6%
		Thrifts & Mortgage Finance - 0.6%
450,000		Timberstar Trust, 7.53%, 10/15/36 (144A)	$465,084
		Total Banks	$465,084
		Diversified Financials - 0.1%
		Other Diversified Financial Services - 0.1%
50,000		RALI Series 2003-QS15 Trust, 5.5%, 8/25/33	$51,543
		Total Diversified Financials	$51,543
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $505,822)	$516,627

		CORPORATE BONDS - 56.4%
		Energy - 16.3%
		Oil & Gas Drilling - 1.8%
350,000		Atwood Oceanics, Inc., 6.5%, 2/1/20	$380,625
150,000		Offshore Group Investment, Ltd., 7.125%, 4/1/23 (144A)	153,375
250,000		Offshore Group Investment, Ltd., 7.5%, 11/1/19 (144A)	265,000
220,000		Pioneer Energy Services Corp., 9.875%, 3/15/18	240,900
310,000		Shelf Drilling Holdings, Ltd., 8.625%, 11/1/18 (144A)	328,600
			$1,368,500
		Oil & Gas Equipment & Services - 1.3%
101,000		American Petroleum Tankers Parent LLC, 10.25%, 5/1/15	$104,282
300,000		Basic Energy Services, Inc., 7.75%, 2/15/19	306,750
160,000		Bristow Group, Inc., 6.25%, 10/15/22	172,800
100,000		Exterran Partners LP, 6.0%, 4/1/21 (144A)	99,625
2,000		Green Field Energy Services, Inc., 13.25%, 11/15/16 (144A)	2,060
75,000		Green Field Energy Services, Inc., 13.25%, 11/15/16 (144A)	77,250
130,000		Hiland Partners LP, 7.25%, 10/1/20 (144A)	142,025
105,000		Seitel, Inc., 9.5%, 4/15/19 (144A)	105,394
			$1,010,186
		Oil & Gas Exploration & Production - 10.9%
120,000		Antero Resources Finance Corp., 6.0%, 12/1/20 (144A)	$125,400
100,000		Aurora USA Oil & Gas, Inc., 7.5%, 4/1/20 (144A)	101,000
520,000		Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	569,400
100,000		Chaparral Energy, Inc., 7.625%, 11/15/22	109,250
100,000		Cimarex Energy Co., 5.875%, 5/1/22	107,250
160,000		Comstock Resources, Inc., 7.75%, 4/1/19	168,800
100,000		Continental Resources, Inc., 5.0%, 9/15/22	106,250
195,000		Denbury Resources, Inc., 4.625%, 7/15/23	188,175
200,000		EP Energy LLC, 7.75%, 9/1/22	221,000
400,000		EP Energy LLC, 9.375%, 5/1/20	462,000
195,000		EPL Oil & Gas, Inc., 8.25%, 2/15/18 (144A)	206,700
320,000		Forest Oil Corp., 7.5%, 9/15/20 (144A)	337,600
245,000		Gulfport Energy Corp., 7.75%, 11/1/20 (144A)	258,475
225,000		Halcon Resources Corp., 8.875%, 5/15/21 (144A)	242,438
100,000		Kodiak Oil & Gas Corp., 5.5%, 1/15/21 (144A)	104,750
355,000		Kodiak Oil & Gas Corp., 8.125%, 12/1/19	401,150
400,000		Linn Energy LLC, 6.25%, 11/1/19 (144A)	409,000
160,000		Midstates Petroleum Co, Inc., 10.75%, 10/1/20 (144A)	177,600
535,000		Northern Oil and Gas, Inc., 8.0%, 6/1/20	557,738
80,000		Oasis Petroleum, Inc., 6.5%, 11/1/21	87,200
185,000		PDC Energy, Inc., 7.75%, 10/15/22 (144A)	196,100
190,000		Penn Virginia Corp., 7.25%, 4/15/19	189,525
450,000		Plains Exploration & Production Co., 6.125%, 6/15/19	492,750
160,000		QR Energy LP, 9.25%, 8/1/20	169,600
175,000		Range Resources Corp., 5.0%, 3/15/23 (144A)	178,938
350,000		Resolute Energy Corp., 8.5%, 5/1/20 (144A)	362,250
325,000		Samson Investment Co., 9.75%, 2/15/20 (144A)	345,312
85,000		SM Energy Co., 6.5%, 11/15/21	92,862
150,000		Stone Energy Corp., 7.5%, 11/15/22	163,875
870,000		Swift Energy Co., 7.875%, 3/1/22	909,150
105,000		Talos Production LLC, 9.75%, 2/15/18 (144A)	103,950
100,000		Vanguard Natural Resources LLC, 7.875%, 4/1/20	107,250
			$8,252,738
		Oil & Gas Refining & Marketing - 0.3%
235,000		Tesoro Corp., 5.375%, 10/1/22	$244,988
		Oil & Gas Storage & Transportation - 1.2%
405,000	7.00	Enterprise Products Operating LLC, Floating Rate Note, 6/1/67	$437,400
65,000		Genesis Energy LP, 5.75%, 2/15/21 (144A)	67,112
150,000		Holly Energy Partners LP, 6.5%, 3/1/20 (144A)	159,375
220,000		Sabine Pass Liquefaction LLC, 5.625%, 2/1/21 (144A)	228,250
			$892,137
		Coal & Consumable Fuels - 0.8%
350,000		Penn Virginia Resource Partners LP, 8.375%, 6/1/20	$367,500
200,000		SunCoke Energy Partners LP, 7.375%, 2/1/20 (144A)	210,500
			$578,000
		Total Energy	$12,346,549
		Materials - 7.2%
		Commodity Chemicals - 1.7%
500,000		Axiall Corp., 4.875%, 5/15/23 (144A)	$508,750
80,000		Hexion US Finance Corp., 6.625%, 4/15/20 (144A)	80,200
200,000		Hexion US Finance Corp., 8.875%, 2/1/18	207,000
285,000		LyondellBasell Industries NV, 5.0%, 4/15/19	322,050
125,000		Rain CII Carbon LLC, 8.0%, 12/1/18 (144A)	132,188
			$1,250,188
		Construction Materials - 0.1%
220,000		AGY Holding Corp., 11.0%, 11/15/14	$112,200
		Metal & Glass Containers - 1.1%
765,000		Crown Cork & Seal Co., Inc., 7.375%, 12/15/26	$852,975
		Paper Packaging - 1.0%
200,000		Exopack Holding Corp., 10.0%, 6/1/18	$199,000
285,000		Packaging Dynamics Corp., 8.75%, 2/1/16 (144A)	298,181
310,000		Sealed Air Corp., 6.875%, 7/15/33 (144A)	294,500
			$791,681
		Aluminum - 0.3%
200,000		Kaiser Aluminum Corp., 8.25%, 6/1/20	$224,000
988	4.52	Noranda Aluminum Acquisition Corp., Floating Rate Note, 5/15/15	988
			$224,988
		Diversified Metals & Mining - 0.4%
250,000		Global Brass & Copper, Inc., 9.5%, 6/1/19 (144A)	$276,875
55,000		Prince Mineral Holding Corp., 11.5%, 12/15/19 (144A)	61,462
			$338,337
		Gold - 0.7%
100,000		Eldorado Gold Corp., 6.125%, 12/15/20 (144A)	$103,750
240,000		IAMGOLD Corp., 6.75%, 10/1/20 (144A)	231,000
150,000		New Gold, Inc., 7.0%, 4/15/20 (144A)	161,250
			$496,000
		Steel - 1.1%
350,000		Essar Steel Algoma, Inc., 9.875%, 6/15/15 (144A)	$284,375
130,000		JMC Steel Group, Inc., 8.25%, 3/15/18 (144A)	137,800
75,000		Steel Dynamics, Inc., 5.25%, 4/15/23 (144A)	76,031
145,000		Steel Dynamics, Inc., 6.125%, 8/15/19 (144A)	156,600
145,000		Steel Dynamics, Inc., 6.375%, 8/15/22 (144A)	156,600
			$811,406
		Forest Products - 0.3%
235,000		Millar Western Forest Products, Ltd., 8.5%, 4/1/21	$235,000
		Paper Products - 0.5%
150,000		Clearwater Paper Corp., 4.5%, 2/1/23 (144A)	$147,000
130,000		PH Glatfelter Co., 5.375%, 10/15/20	136,175
80,000		Unifrax I LLC, 7.5%, 2/15/19 (144A)	82,400
			$365,575
		Total Materials	$5,478,350
		Capital Goods - 3.9%
		Aerospace & Defense - 0.5%
110,000		Bombardier, Inc., 6.125%, 1/15/23 (144A)	$114,125
110,000		DigitalGlobe, Inc., 5.25%, 2/1/21 (144A)	109,312
150,000		Silver II Borrower, 7.75%, 12/15/20 (144A)	159,750
			$383,187
		Building Products - 0.1%
100,000		Gibraltar Industries, Inc., 6.25%, 2/1/21 (144A)	$106,000
		Construction & Engineering - 0.4%
345,000		New Enterprise Stone & Lime Co., Inc., 11.0%, 9/1/18	$265,650
		Electrical Components & Equipment - 0.4%
245,000		Coleman Cable, Inc., 9.0%, 2/15/18	$265,212
		Industrial Conglomerates - 0.6%
240,000		JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)	$250,800
200,000		Park-Ohio Industries, Inc., 8.125%, 4/1/21	217,500
			$468,300
		Construction & Farm Machinery & Heavy Trucks - 0.7%
150,000		Commercial Vehicle Group, Inc., 7.875%, 4/15/19	$152,250
370,000		Navistar International Corp., 8.25%, 11/1/21	376,938
			$529,188
		Industrial Machinery - 0.9%
200,000		BC Mountain LLC, 7.0%, 2/1/21 (144A)	$212,000
250,000		Mcron Finance Sub LLC, 8.375%, 5/15/19 (144A)	276,250
235,000		Xerium Technologies, Inc., 8.875%, 6/15/18	225,012
			$713,262
		Trading Companies & Distributors - 0.3%
175,000		Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)	$194,609
		Total Capital Goods	$2,925,408
		Commercial Services & Supplies - 0.4%
		Diversified Support Services - 0.3%
200,000		ADS Tactical, Inc., 11.0%, 4/1/18 (144A)	$198,500
		Security & Alarm Services - 0.1%
65,000		The Geo Group, Inc., 5.125%, 4/1/23 (144A)	$65,650
		Total Commercial Services & Supplies	$264,150
		Transportation - 0.6%
		Air Freight & Logistics - 0.3%
210,000		CEVA Group Plc, 11.625%, 10/1/16 (144A)	$218,400
		Airlines - 0.1%
40,331		Continental Airlines 1997-4 Class B Pass Through Trust, 6.9%, 1/2/17	$41,678
		Airport Services - 0.2%
150,000		Aguila 3 SA, 7.875%, 1/31/18 (144A)	$160,875
		Total Transportation	$420,953
		Automobiles & Components - 1.2%
		Auto Parts & Equipment - 0.6%
200,000		Pittsburgh Glass Works LLC, 8.5%, 4/15/16 (144A)	$203,500
250,000		Tower Automotive Holdings USA LLC, 10.625%, 9/1/17 (144A)	278,750
			$482,250
		Tires & Rubber - 0.1%
85,000		The Goodyear Tire & Rubber Co., 7.0%, 5/15/22	$89,569
		Automobile Manufacturers - 0.5%
115,000		Chrysler Group LLC, 8.0%, 6/15/19	$126,069
200,000		Chrysler Group LLC, 8.25%, 6/15/21	223,250
			$349,319
		Total Automobiles & Components	$921,138
		Consumer Durables & Apparel - 3.5%
		Homebuilding - 1.8%
365,000		Beazer Homes USA, Inc., 9.125%, 6/15/18	$392,375
100,000		Brookfield Residential Properties, Inc., 6.5%, 12/15/20 (144A)	107,000
190,000		KB Home, 7.5%, 9/15/22	213,275
200,000		KB Home, 8.0%, 3/15/20	230,500
155,000		Lennar Corp., 4.75%, 11/15/22 (144A)	151,900
115,000		Meritage Homes Corp., 7.0%, 4/1/22	128,081
105,000		The Ryland Group, Inc., 5.375%, 10/1/22	107,362
			$1,330,493
		Housewares & Specialties - 1.7%
225,000		Reynolds Group Issuer, Inc., 8.25%, 2/15/21	$231,750
350,000		Reynolds Group Issuer, Inc., 8.5%, 5/15/18	367,938
685,000		Yankee Candle Co., Inc., 9.75%, 2/15/17	710,694
			$1,310,382
		Total Consumer Durables & Apparel	$2,640,875
		Consumer Services - 1.5%
		Casinos & Gaming - 0.5%
1,335,000		Mashantucket Western Pequot Tribe, 8.5%, 11/15/15 (144A) (d)	$93,450
100,000		MGM Resorts International, 6.75%, 10/1/20 (144A)	106,000
200,000		Scientific Games International, Inc., 6.25%, 9/1/20	203,500
			$402,950
		Hotels, Resorts & Cruise Lines - 0.3%
210,000		Viking Cruises, Ltd., 8.5%, 10/15/22 (144A)	$231,000
		Restaurants - 0.2%
150,000		Burger King Capital Holdings LLC, 0.0%, 4/15/19 (Step) (144A) (c)	$130,500
		Education Services - 0.1%
130,000		Cambium Learning Group, Inc., 9.75%, 2/15/17	$106,275
		Specialized Consumer Services - 0.4%
280,000		Sotheby's, 5.25%, 10/1/22 (144A)	$282,800
		Total Consumer Services	$1,153,525
		Media - 2.9%
		Advertising - 0.3%
75,000		MDC Partners, Inc., 11.0%, 11/1/16 (144A)	$83,250
125,000		MDC Partners, Inc., 6.75%, 4/1/20 (144A)	126,250
			$209,500
		Broadcasting - 2.2%
200,000		CCO Holdings LLC, 5.25%, 3/15/21 (144A)	$198,750
250,000		CCO Holdings LLC, 6.5%, 4/30/21	264,375
183,931		Intelsat Luxembourg SA, 11.5%, 2/4/17	195,335
340,000		Intelsat Luxembourg SA, 11.5%, 2/4/17 (144A)	361,080
125,000		Intelsat Luxembourg SA, 7.75%, 6/1/21 (144A)	127,188
350,000		Quebecor Media, Inc., 5.75%, 1/15/23 (144A)	357,000
140,000		Telesat Canada, 12.5%, 11/1/17	149,800
			$1,653,528
		Movies & Entertainment - 0.4%
225,000		Live Nation Entertainment, Inc., 7.0%, 9/1/20 (144A)	$241,875
55,000		Regal Entertainment Group, 5.75%, 2/1/25	54,038
			$295,913
		Total Media	$2,158,941
		Food, Beverage & Tobacco - 1.2%
		Packaged Foods & Meats - 0.1%
95,000		Chiquita Brands International, Inc., 7.875%, 2/1/21 (144A)	$99,631
		Tobacco - 1.1%
770,000		Alliance One International, Inc., 10.0%, 7/15/16	$813,312
		Total Food, Beverage & Tobacco	$912,943
		Household & Personal Products - 0.3%
		Personal Products - 0.3%
200,000		Revlon Consumer Products Corp., 5.75%, 2/15/21 (144A)	$200,750
		Total Household & Personal Products	$200,750
		Health Care Equipment & Services - 3.0%
		Health Care Equipment - 0.5%
300,000		Physio-Control International, Inc., 9.875%, 1/15/19 (144A)	$338,250
		Health Care Services - 1.3%
325,000		Gentiva Health Services, Inc., 11.5%, 9/1/18	$333,938
410,000		Surgical Care Affiliates, Inc., 10.0%, 7/15/17 (144A)	426,912
218,225		Surgical Care Affiliates, Inc., 8.875%, 7/15/15 (144A)	220,953
			$981,803
		Health Care Facilities - 1.2%
100,000		Aviv Healthcare Properties LP, 7.75%, 2/15/19	$107,500
350,000		Capella Healthcare, Inc., 9.25%, 7/1/17	378,875
450,000		Kindred Healthcare, Inc., 8.25%, 6/1/19	446,625
			$933,000
		Total Health Care Equipment & Services	$2,253,053
		Pharmaceuticals, Biotechnology & Life Sciences - 0.7%
		Biotechnology - 0.5%
393,000		Lantheus Medical Imaging, Inc., 9.75%, 5/15/17	$390,052
		Pharmaceuticals - 0.2%
120,000		Sky Growth Acquisition Corp., 7.375%, 10/15/20 (144A)	$126,900
		Life Sciences Tools & Services - 0.0%
165		Catalent Pharma Solutions, Inc., 9.5%, 4/15/15	$164
		Total Pharmaceuticals, Biotechnology & Life Sciences	$517,116
		Diversified Financials - 1.0%
		Other Diversified Financial Services - 0.3%
250,000	7.25	Embarcadero Reinsurance, Ltd., Floating Rate Note, 2/13/15 (Cat Bond) (144A)	$256,800
		Specialized Finance - 0.4%
300,000		Oxford Finance LLC, 7.25%, 1/15/18 (144A)	$311,250
		Asset Management & Custody Banks - 0.3%
200,000		Neuberger Berman Group LLC, 5.875%, 3/15/22 (144A)	$211,500
		Total Diversified Financials	$779,550
		Commercial Finance - 0.2%
		Machinery - 0.2%
200,000		Rexel SA, 5.25%, 6/15/20 (144A)	202,500
		Insurance - 1.5%
		Insurance Brokers - 0.5%
250,000		Hub International, Ltd., 8.125%, 10/15/18 (144A)	$263,125
150,000		Onex USI Acquisition Corp., 7.75%, 1/15/21 (144A)	150,375
			$413,500
		Life & Health Insurance - 0.3%
200,000		Fidelity & Guaranty Life Holdings, Inc., 6.375%, 4/1/21 (144A)	$204,000
		Reinsurance - 0.7%
250,000	5.75	Foundation Re III, Ltd., Floating Rate Note, 2/3/14 (Cat Bond) (144A)	$253,175
250,000	12.75	Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)	253,500
			$506,675
		Total Insurance	$1,124,175
		Real Estate - 1.4%
		Diversified REIT - 0.5%
375,000		CNL Lifestyle Properties, Inc., 7.25%, 4/15/19	$375,000
		Specialized REIT - 0.4%
245,000		Sabra Health Care LP, 8.125%, 11/1/18	$266,131
		Real Estate Operating Companies - 0.5%
410,000		Forest City Enterprises, Inc., 6.5%, 2/1/17	$396,675
18,000		Forest City Enterprises, Inc., 7.625%, 6/1/15	18,000
			$414,675
		Total Real Estate	$1,055,806
		Software & Services - 1.9%
		Internet Software & Services - 0.5%
365,000		j2 Global, Inc., 8.0%, 8/1/20	$388,725
		Data Processing & Outsourced Services - 0.6%
89,000		First Data Corp., 12.625%, 1/15/21	$96,454
50,000		First Data Corp., 7.375%, 6/15/19 (144A)	53,188
89,000		First Data Corp., 8.25%, 1/15/21 (144A)	92,560
200,000		WEX, Inc., 4.75%, 2/1/23 (144A)	193,500
			$435,702
		Application Software - 0.3%
327,000		Allen Systems Group, Inc., 10.5%, 11/15/16 (144A)	$207,645
		Systems Software - 0.5%
422,748		Pegasus Solutions, Inc., 13.0%, 4/15/14 (144A) (PIK)	$405,838
		Total Software & Services	$1,437,910
		Technology Hardware & Equipment - 1.2%
		Communications Equipment - 0.3%
200,000		Brocade Communications Systems, Inc., 4.625%, 1/15/23 (144A)	$193,500
		Computer Hardware - 0.3%
210,000		NCR Corp., 5.0%, 7/15/22 (144A)	$210,525
		Electronic Equipment Manufacturers - 0.4%
325,000		Viasystems, Inc., 7.875%, 5/1/19 (144A)	$339,625
		Electronic Manufacturing Services - 0.2%
50,000		Flextronics International, Ltd., 4.625%, 2/15/20 (144A)	$50,500
80,000		Flextronics International, Ltd., 5.0%, 2/15/23 (144A)	79,800
			$130,300
		Total Technology Hardware & Equipment	$873,950
		Telecommunication Services - 4.5%
		Integrated Telecommunication Services - 4.2%
150,000		CenturyLink, Inc., 6.45%, 6/15/21	$159,000
250,000		Cincinnati Bell, Inc., 8.25%, 10/15/17	265,000
389,000		Cincinnati Bell, Inc., 8.375%, 10/15/20	404,560
731,000		Frontier Communications Corp., 8.75%, 4/15/22	813,238
200,000		Frontier Communications Corp., 9.25%, 7/1/21	229,500
105,000		tw telecom holdings inc, 5.375%, 10/1/22	109,462
230,000		Windstream Corp., 6.375%, 8/1/23 (144A)	228,275
405,000		Windstream Corp., 7.5%, 6/1/22	433,350
500,000		Windstream Corp., 7.75%, 10/15/20	542,500
			$3,184,885
		Wireless Telecommunication Services - 0.3%
225,000		Intelsat Jackson Holdings SA, 7.25%, 4/1/19	$245,812
		Total Telecommunication Services	$3,430,697
		Utilities - 2.0%
		Independent Power Producers & Energy Traders - 2.0%
465,000		InterGen NV, 9.0%, 6/30/17 (144A)	$456,862
450,000		NRG Energy, Inc., 6.625%, 3/15/23 (144A)	477,000
555,000		NRG Energy, Inc., 7.625%, 5/15/19	599,400
			$1,533,262
		Total Utilities	$1,533,262
		TOTAL CORPORATE BONDS
		(Cost $41,924,963)	$42,631,601

		SENIOR FLOATING RATE LOAN INTERESTS - 5.3%**
		Energy - 0.3%
		Oil & Gas Equipment & Services - 0.0%
4,349	8.50	FTS International Services LLC, Term Loan, 5/6/16	$4,145
		Oil & Gas Exploration & Production - 0.3%
200,000	6.00	Samson Investment Co., Initial Term Loan (Second Lien), 9/10/16	$202,900
		Total Energy	$207,045
		Automobiles & Components - 0.8%
		Auto Parts & Equipment - 0.3%
182,000	5.00	HHI Holdings LLC, Additional Term Loan, 10/5/18	$184,958
59,850	5.00	Metaldyne Corp., USD Term Loan, 12/19/18	60,897
			$245,855
		Automobile Manufacturers - 0.5%
383,175	6.00	Chrysler Group LLC, Tranche B Term Loan, 4/28/17	$391,215
		Total Automobiles & Components	$637,070
		Consumer Durables & Apparel - 0.1%
		Housewares & Specialties - 0.1%
63,181	5.25	Yankee Candle Co., Inc., Initial Term Loan, 3/2/19	$63,912
		Total Consumer Durables & Apparel	$63,912
		Consumer Services - 0.9%
		Hotels, Resorts & Cruise Lines - 0.4%
296,250	4.75	Seven Seas Cruises S de RL LLC, Term B-1 Loan, 12/21/18	$300,694
		Restaurants - 0.2%
163,350	4.75	Landry's, Inc., B Term Loan, 3/22/18	$164,847
		Specialized Consumer Services - 0.3%
188,576	5.50	Ascent Capital Group, Inc., Term Loan, 3/6/18	$189,960
		Total Consumer Services	$655,501
		Media - 0.2%
		Broadcasting - 0.1%
39,973	4.75	Univision Communications, Inc., 2013 Converted Extended First-Lien Term Loan, 2/22/20	$40,258
		Cable & Satellite - 0.1%
114,138	6.25	WideOpenWest LLC, Term Loan, 4/18/18	$115,735
		Total Media	$155,993
		Food & Staples Retailing - 0.2%
		Food Distributors - 0.2%
149,625	5.75	AdvancePierre Foods, Term Loan (First Lien), 6/17/17	$152,056
		Total Food & Staples Retailing	$152,056
		Food, Beverage & Tobacco - 0.4%
		Distillers & Vintners - 0.4%
300,000	0.00	Constellation Brands, Inc., 6/28/20	$300,000
		Total Food, Beverage & Tobacco	$300,000
		Health Care Equipment & Services - 0.8%
		Health Care Services - 0.5%
339,224	6.50	Gentiva Health Services, Inc., Term B1 Term Loan, 2/22/16	$342,192
		Health Care Technology - 0.3%
25,510	7.75	Physician Oncology Services LP, Delayed Draw Term Loan, 1/31/17	$25,510
209,980	7.75	Physician Oncology Services LP, Effective Date Term Loan, 2/10/17	209,980
			$235,490
		Total Health Care Equipment & Services	$577,682
		Diversified Financials - 0.2%
		Other Diversified Financial Services - 0.1%
123,674	5.25	WorldPay, Facility B2A Term Loan, 8/6/17	$124,509
		Consumer Finance - 0.1%
50,000	5.50	Springleaf Finance Corp., Initial Term Loan, 5/28/17	$50,414
		Total Diversified Financials	$174,923
		Insurance - 0.4%
		Insurance Brokers - 0.4%
265,444	6.75	HUB International Holdings, Inc., 2017 Additional Term Loan (Extended), 12/13/17	$268,714
		Total Insurance	$268,714
		Software & Services - 0.2%
		Application Software - 0.2%
74,003	8.50	Expert Global Solutions, Inc., Term B Advance (First Lien), 3/13/18	$74,743
49,369	5.25	Vertafore, Inc., Term Loan (First Lien), 7/31/16	49,894
			$124,637
		Total Software & Services	$124,637
		Technology Hardware & Equipment - 0.0%
		Electronic Components - 0.0%
31,148	2.45	Flextronics Semiconductor, Ltd., A Closing Date Loan, 10/1/14	$31,213
2,869	2.45	Flextronics Semiconductor, Ltd., A-1-A Delayed Draw Loan, 10/1/14	2,875
			$34,088
		Total Technology Hardware & Equipment	$34,088
		Semiconductors & Semiconductor Equipment - 0.3%
		Semiconductor Equipment - 0.3%
209,095	5.75	Aeroflex, Inc., Tranche B Term Loan, 4/25/18	$213,190
		Total Semiconductors & Semiconductor Equipment	$213,190
		Telecommunication Services - 0.1%
		Wireless Telecommunication Services - 0.1%
110,000	3.20	Intelsat Jackson Holdings SA, Term Loan (Unsecured), 2/1/14	$110,086
		Total Telecommunication Services	$110,086
		Utilities - 0.4%
		Electric Utilities - 0.4%
478,222	4.73	Texas Competitive Electric Holdings Co. LLC, 2017 Term Loan (Extending), 10/10/17	$340,731
		Total Utilities	$340,731
		TOTAL SENIOR FLOATING RATE LOAN INTERESTS
		(Cost $4,002,165)	$4,015,628
Shares
		RIGHTS / WARRANTS - 0.0%
		Energy - 0.0%
		Oil & Gas Equipment & Services - 0.0%
75		Green Field Energy Services, Inc. (144A)	$4,125
		Total Energy	$4,125
		Automobiles & Components - 0.0%
		Auto Parts & Equipment - 0.0%
70		Lear Corp., 11/9/14	$7,762
		Total Automobiles & Components	$7,762
		TOTAL RIGHTS / WARRANTS
		(Cost $6,780)	$11,887

		TOTAL INVESTMENT IN SECURITIES - 97.0%	$73,349,106
		(Cost $68,118,268) (a)
		OTHER ASSETS & LIABILITIES - 3.0%	$2,269,532
		TOTAL NET ASSETS - 100.0%	$75,618,638

*		Non-income producing security.

REIT		Real Estate Investment Trust

(Step)		Bond issued with an initial coupon rate which converts to a higher rate at a later date.

(Cat Bond)		Catastrophe bond is a high-yield debt instrument that is usually insurance linked and meant to raise money in case of a catastrophe.

(Perpetual)		Security with no stated maturity date.

PIK		Represents a pay in kind security.

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At March 28, 2013, the value of these securities amounted to $22,508,897 or 29.8% of total net assets.

**
Senior floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

(a)		At March 31, 2013, the net unrealized gain on investments based on
		cost for federal income tax purposes of $68,366,514 was as follows:

		Aggregate gross unrealized gain for all investments in which
		there is an excess of value over tax cost	$9,446,535

		Aggregate gross unrealized loss for all investments in which
		there is an excess of tax cost over value	(4,463,943)

		Net unrealized gain	$4,982,592

(b)		Debt obligation with a variable interest rate. Rate shown is rate at end of period.

(c)		Security issued with a zero coupon. Income is recognized through accretion of discount.

(d)		Security is in default and is non-income producing.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Note 1A.
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments) See Notes to Financial Statements - Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3. See Notes to Financial Statements - Note 1A.

The following is a summary of the inputs used as of March 31, 2013, in valuing the Portfolio's investments:
	Level 1	Level 2	Level 3	Total
Convertible Corporate Bonds	$-	$14,009,078	$-	$14,009,078
Preferred Stock	604,386	41,250	-	645,636
Convertible Preferred Stock	846,741	902,153	-	1,748,894
Common Stocks	9,744,676	2,380	-	9,747,056
Asset Backed Securities	-	22,699	-	22,699
Collateralized Mortgage Obligations	-	516,627	-	516,627
Corporate Bonds	-	42,631,601	-	42,631,601
Senior Floating Rate Loan Interests	-	4,015,628	-	4,015,628
Rights/Warrants	7,762	4,125	-	11,887
Total	$11,203,565	$62,145,541	$-	$73,349,106

	Pioneer Growth Opportunities VCT Portfolio
	Schedule of Investments 3/28/13 (unaudited)

Shares		Value
	COMMON STOCKS - 95.2%
	Energy - 8.8%
	Oil & Gas Equipment & Services - 1.8%
80,864	Basic Energy Services, Inc. *	$1,105,411
18,200	Dresser-Rand Group, Inc. *	1,122,212
		$2,227,623
	Oil & Gas Exploration & Production - 5.6%
22,900	Bonanza Creek Energy, Inc. *	$885,543
44,125	Cabot Oil & Gas Corp.	2,983,291
56,132	Comstock Resources, Inc. *	912,145
19,000	Gulfport Energy Corp. *	870,770
12,900	Oasis Petroleum, Inc. *	491,103
21,700	Trilogy Energy Corp.	625,459
		$6,768,311
	Oil & Gas Refining & Marketing - 0.6%
20,600	Western Refining, Inc.	$729,446
	Oil & Gas Storage & Transportation - 0.8%
17,600	SemGroup Corp. *	$910,272
	Total Energy	$10,635,652
	Materials - 6.6%
	Commodity Chemicals - 0.9%
12,300	Westlake Chemical Corp.	$1,150,050
	Fertilizers & Agricultural Chemicals - 0.7%
19,100	The Scotts Miracle-Gro Co.	$825,884
	Industrial Gases - 0.5%
6,300	Airgas, Inc.	$624,708
	Specialty Chemicals - 2.7%
88,700	Flotek Industries, Inc. *	$1,450,245
23,300	WR Grace & Co. *	1,805,983
		$3,256,228
	Construction Materials - 1.8%
18,600	Eagle Materials, Inc.	$1,239,318
17,500	Vulcan Materials Co.	904,750
		$2,144,068
	Total Materials	$8,000,938
	Capital Goods - 5.6%
	Construction & Engineering - 1.3%
126,100	Great Lakes Dredge & Dock Corp.	$848,653
24,100	KBR, Inc.	773,128
		$1,621,781
	Electrical Components & Equipment - 0.4%
6,800	Acuity Brands, Inc.	$471,580
	Construction & Farm Machinery & Heavy Trucks - 1.7%
17,500	Joy Global, Inc.	$1,041,600
51,300	The Manitowoc Co., Inc.	1,054,728
		$2,096,328
	Industrial Machinery - 2.2%
22,500	Chart Industries, Inc. *	$1,800,225
20,524	Kennametal, Inc.	801,257
		$2,601,482
	Total Capital Goods	$6,791,171
	Commercial Services & Supplies - 6.2%
	Diversified Support Services - 2.7%
41,600	Mobile Mini, Inc. *	$1,224,288
57,500	Performant Financial Corp. *	706,100
22,600	United Rentals, Inc. *	1,242,322
		$3,172,710
	Human Resource & Employment Services - 2.7%
48,876	On Assignment, Inc. *	$1,237,052
81,900	WageWorks, Inc. *	2,049,957
		$3,287,009
	Research & Consulting Services - 0.8%
9,006	CoStar Group, Inc. *	$985,797
	Total Commercial Services & Supplies	$7,445,516
	Transportation - 6.1%
	Air Freight & Logistics - 0.7%
49,000	XPO Logistics, Inc. *	$825,160
	Airlines - 2.7%
22,100	Alaska Air Group, Inc. *	$1,413,516
5,949	Allegiant Travel Co.	528,152
75,600	US Airways Group, Inc. *	1,282,932
		$3,224,600
	Marine - 0.5%
57,576	Diana Shipping, Inc. *	$613,760
	Railroads - 0.7%
9,700	Genesee & Wyoming, Inc. *	$903,167
	Trucking - 1.5%
32,500	Avis Budget Group, Inc. *	$904,475
66,900	Swift Transportation Co. *	948,642
		$1,853,117
	Total Transportation	$7,419,804
	Consumer Durables & Apparel - 5.4%
	Home Furnishings - 0.5%
18,300	Ethan Allen Interiors, Inc.	$602,436
	Housewares & Specialties - 0.6%
9,700	Tupperware Brands Corp.	$792,878
	Apparel, Accessories & Luxury Goods - 3.2%
12,388	Carter's, Inc. *	$709,461
35,800	G-III Apparel Group, Ltd. *	1,435,938
36,800	Hanesbrands, Inc. *	1,676,608
		$3,822,007
	Footwear - 1.1%
89,476	Crocs, Inc. *	$1,326,034
	Total Consumer Durables & Apparel	$6,543,355
	Consumer Services - 2.5%
	Leisure Facilities - 0.9%
15,200	Six Flags Entertainment Corp.	$1,101,696
	Restaurants - 0.5%
7,700	Buffalo Wild Wings, Inc. *	$673,981
	Education Services - 1.1%
10,400	American Public Education, Inc. *	$362,856
36,538	Grand Canyon Education, Inc. *	927,700
		$1,290,556
	Total Consumer Services	$3,066,233
	Media - 1.4%
	Movies & Entertainment - 1.4%
57,961	Cinemark Holdings, Inc.	$1,706,372
	Total Media	$1,706,372
	Retailing - 5.5%
	Distributors - 0.9%
47,600	LKQ Corp. *	$1,035,776
	Internet Retail - 0.9%
33,960	HomeAway, Inc. *	$1,103,700
	Apparel Retail - 1.9%
20,200	Abercrombie & Fitch Co.	$933,240
28,800	American Eagle Outfitters, Inc.	538,560
28,300	Francesca's Holdings Corp. *	811,078
		$2,282,878
	Home Improvement Retail - 0.5%
9,000	Lumber Liquidators Holdings, Inc. *	$631,980
	Specialty Stores - 1.3%
21,097	Five Below, Inc. *	$799,365
16,300	Vitamin Shoppe, Inc. *	796,255
		$1,595,620
	Total Retailing	$6,649,954
	Food & Staples Retailing - 0.3%
	Food Retail - 0.3%
17,003	Natural Grocers by Vitamin Cottage, Inc. *	$383,418
	Total Food & Staples Retailing	$383,418
	Food, Beverage & Tobacco - 3.0%
	Packaged Foods & Meats - 3.0%
29,900	B&G Foods, Inc.	$911,651
27,500	Flowers Foods, Inc.	905,850
31,100	Green Mountain Coffee Roasters, Inc. *	1,765,236
		$3,582,737
	Total Food, Beverage & Tobacco	$3,582,737
	Health Care Equipment & Services - 9.2%
	Health Care Equipment - 4.7%
76,730	ABIOMED, Inc. *	$1,432,549
49,312	Conceptus, Inc. *	1,190,885
34,900	Hologic, Inc. *	788,740
47,100	Insulet Corp. *	1,218,006
51,000	Masimo Corp.	1,000,620
		$5,630,800
	Health Care Supplies - 3.5%
32,700	Align Technology, Inc. *	$1,095,777
49,400	Endologix, Inc. *	797,810
24,080	Haemonetics Corp. *	1,003,173
57,848	Quidel Corp. *	1,373,890
		$4,270,650
	Health Care Facilities - 1.0%
44,100	Brookdale Senior Living, Inc. *	$1,229,508
	Total Health Care Equipment & Services	$11,130,958
	Pharmaceuticals, Biotechnology & Life Sciences - 10.1%
	Biotechnology - 4.2%
59,900	Alkermes Plc *	$1,420,229
28,100	Cubist Pharmaceuticals, Inc. *	1,315,642
85,200	Neurocrine Biosciences, Inc. *	1,034,328
130,400	NPS Pharmaceuticals, Inc. *	1,328,776
		$5,098,975
	Pharmaceuticals - 5.9%
11,000	Actavis, Inc. *	$1,013,210
80,500	Akorn, Inc. *	1,113,315
23,740	Jazz Pharmaceuticals Plc *	1,327,303
45,300	Salix Pharmaceuticals, Ltd. *	2,318,454
53,095	ViroPharma, Inc. *	1,335,870
		$7,108,152
	Total Pharmaceuticals, Biotechnology & Life Sciences	$12,207,127
	Banks - 1.1%
	Regional Banks - 1.1%
16,400	Signature Bank *	$1,291,664
	Total Banks	$1,291,664
	Diversified Financials - 5.7%
	Consumer Finance - 0.8%
16,500	First Cash Financial Services, Inc. *	$962,610
	Asset Management & Custody Banks - 3.2%
4,500	Affiliated Managers Group, Inc. *	$691,065
35,700	Ares Capital Corp.	646,170
15,300	Financial Engines, Inc.	554,166
35,700	Walter Investment Management Corp. *	1,329,825
58,100	WisdomTree Investments, Inc. *	604,240
		$3,825,466
	Investment Banking & Brokerage - 1.7%
112,827	E*TRADE Financial Corp. *	$1,208,377
21,700	Evercore Partners, Inc.	902,720
		$2,111,097
	Total Diversified Financials	$6,899,173
	Real Estate - 0.3%
	Specialized REIT's - 0.3%
11,686	Sabra Health Care Real Estate Investment Trust, Inc.	$339,011
	Total Real Estate	$339,011
	Software & Services - 11.9%
	Internet Software & Services - 1.9%
52,175	ExactTarget, Inc. *	$1,214,112
46,200	SciQuest, Inc. *	1,110,648
		$2,324,760
	IT Consulting & Other Services - 1.6%
35,900	Gartner, Inc. *	$1,953,319
	Data Processing & Outsourced Services - 2.7%
46,500	Vantiv, Inc. *	$1,103,910
17,000	WEX, Inc. *	1,334,500
54,300	WNS Holdings, Ltd. (A.D.R.) *	800,382
		$3,238,792
	Application Software - 4.9%
29,266	Aspen Technology, Inc. *	$944,999
22,100	Guidewire Software, Inc. *	849,524
39,300	Nuance Communications, Inc. *	793,074
32,600	QLIK Technologies, Inc. *	842,058
15,400	Solera Holdings, Inc. *	898,282
81,211	Tangoe, Inc. *	1,006,204
5,867	Ultimate Software Group, Inc. *	611,107
		$5,945,248
	Systems Software - 0.8%
6,300	CommVault Systems, Inc. *	$516,474
10,800	Imperva, Inc. *	415,800
		$932,274
	Total Software & Services	$14,394,393
	Technology Hardware & Equipment - 2.2%
	Communications Equipment - 1.7%
42,200	Aruba Networks, Inc. *	$1,044,028
37,975	Finisar Corp. *	500,890
63,564	Meru Networks, Inc. *	429,057
		$1,973,975
	Electronic Manufacturing Services - 0.5%
9,200	IPG Photonics Corp.	$610,972
	Total Technology Hardware & Equipment	$2,584,947
	Semiconductors & Semiconductor Equipment - 3.3%
	Semiconductors - 3.3%
46,600	Monolithic Power Systems, Inc.	$1,135,642
39,800	Semtech Corp. *	1,408,522
64,000	Skyworks Solutions, Inc. *	1,409,920
		$3,954,084
	Total Semiconductors & Semiconductor Equipment	$3,954,084
	TOTAL COMMON STOCKS
	(Cost $87,372,519)	$115,026,507

	TOTAL INVESTMENT IN SECURITIES - 95.2%
	(Cost $87,372,519) (a)	$115,026,507
	OTHER ASSETS & LIABILITIES - 4.8%	$5,850,720
	TOTAL NET ASSETS - 100.0%	$120,877,227

*	Non-income producing security.

(A.D.R.)	American Depositary Receipts.

REIT	Real Estate Investment Trust

(a)	At March 28, 2013, the net unrealized gain on investments based on
	cost for federal income tax purposes of $88,776,332 was as follows:

	Aggregate gross unrealized gain for all investments in which
	there is an excess of value over tax cost	$28,381,884

	Aggregate gross unrealized loss for all investments in which
	there is an excess of tax cost over value	(2,131,709)

	Net unrealized gain	$26,250,175

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Note 1A.
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements - Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.
See Notes to Financial Statements - Note 1A.

The following is a summary of the inputs used as of March 28, 2013, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$115,026,507	$-	$-	$115,026,507
Total	$115,026,507	$-	$-	$115,026,507

During the year ended March 28, 2013, there were no transfers between Levels 1, 2 and 3.

	Pioneer Fund VCT Portfolio
	Schedule of Investments 3/28/13 (unaudited)

Shares		Value
	COMMON STOCKS - 99.9%
	Energy - 11.2%
	Oil & Gas Drilling - 1.0%
26,727	Ensco Plc	$1,603,620
7,181	Helmerich & Payne, Inc.	435,887
		$2,039,507
	Oil & Gas Equipment & Services - 1.9%
5,944	Cameron International Corp. *	$387,549
7,546	FMC Technologies, Inc. *	410,427
16,898	Halliburton Co.	682,848
14,399	National Oilwell Varco, Inc.	1,018,729
21,429	Schlumberger, Ltd.	1,604,818
		$4,104,371
	Integrated Oil & Gas - 2.9%
29,975	Chevron Corp.	$3,561,630
26,100	Exxon Mobil Corp.	2,351,871
4,584	Occidental Petroleum Corp.	359,248
		$6,272,749
	Oil & Gas Exploration & Production - 3.9%
21,867	Apache Corp.	$1,687,258
34,078	Cabot Oil & Gas Corp.	2,304,014
22,966	ConocoPhillips	1,380,257
46,831	Marathon Oil Corp.	1,579,141
38,134	Southwestern Energy Co. *	1,420,873
		$8,371,543
	Oil & Gas Refining & Marketing - 1.5%
20,262	Marathon Petroleum Corp.	$1,815,475
19,717	Phillips 66	1,379,598
		$3,195,073
	Total Energy	$23,983,243
	Materials - 2.4%
	Fertilizers & Agricultural Chemicals - 0.5%
17,375	The Mosaic Co.	$1,035,724
	Industrial Gases - 0.8%
18,239	Airgas, Inc.	$1,808,579
	Specialty Chemicals - 0.9%
23,717	Ecolab, Inc.	$1,901,629
	Paper Products - 0.2%
9,455	International Paper Co.	$440,414
	Total Materials	$5,186,346
	Capital Goods - 9.1%
	Aerospace & Defense - 1.8%
7,421	Raytheon Co.	$436,281
36,905	United Technologies Corp.	3,448,034
		$3,884,315
	Construction & Engineering - 0.6%
36,813	KBR, Inc.	$1,180,961
	Electrical Components & Equipment - 0.3%
7,476	Rockwell Automation, Inc.	$645,553
	Industrial Conglomerates - 2.7%
30,117	3M Co.	$3,201,738
112,804	General Electric Co.	2,608,028
		$5,809,766
	Construction & Farm Machinery & Heavy Trucks - 2.0%
14,751	Cummins, Inc.	$1,708,313
14,227	Joy Global, Inc.	846,791
34,408	PACCAR, Inc.	1,739,668
		$4,294,772
	Industrial Machinery - 1.7%
38,147	Ingersoll-Rand Plc	$2,098,466
17,489	SPX Corp.	1,380,931
		$3,479,397
	Total Capital Goods	$19,294,764
	Transportation - 2.3%
	Air Freight & Logistics - 0.5%
11,772	United Parcel Service, Inc. (Class B)	$1,011,215
	Railroads - 1.8%
25,565	Norfolk Southern Corp.	$1,970,550
12,926	Union Pacific Corp.	1,840,792
		$3,811,342
	Total Transportation	$4,822,557
	Automobiles & Components - 2.0%
	Auto Parts & Equipment - 1.0%
10,741	BorgWarner, Inc. *	$830,709
36,639	Johnson Controls, Inc.	1,284,930
		$2,115,639
	Automobile Manufacturers - 1.0%
169,077	Ford Motor Co.	$2,223,363
	Total Automobiles & Components	$4,339,002
	Consumer Durables & Apparel - 0.5%
	Apparel, Accessories & Luxury Goods - 0.5%
22,766	Coach, Inc.	$1,138,072
	Total Consumer Durables & Apparel	$1,138,072
	Consumer Services - 1.6%
	Hotels, Resorts & Cruise Lines - 0.2%
8,823	Marriott International, Inc.	$372,595
	Restaurants - 1.4%
18,917	McDonald's Corp.	$1,885,836
21,697	Starbucks Corp.	1,235,861
		$3,121,697
	Total Consumer Services	$3,494,292
	Media - 3.9%
	Cable & Satellite - 0.3%
15,189	Comcast Corp.	$638,090
	Movies & Entertainment - 1.6%
48,639	The Walt Disney Co.	$2,762,695
11,441	Time Warner, Inc.	659,230
		$3,421,925
	Publishing - 2.0%
107,861	John Wiley & Sons, Inc.	$4,202,265
	Total Media	$8,262,280
	Retailing - 4.6%
	Department Stores - 1.2%
34,421	Macy's, Inc.	$1,440,175
20,625	Nordstrom, Inc.	1,139,119
		$2,579,294
	General Merchandise Stores - 1.2%
36,098	Target Corp.	$2,470,908
	Apparel Retail - 1.5%
24,487	Ross Stores, Inc.	$1,484,402
38,727	TJX Companies, Inc.	1,810,487
		$3,294,889
	Home Improvement Retail - 0.7%
17,999	Lowe's Companies, Inc.	$682,522
10,855	The Home Depot, Inc.	757,462
		$1,439,984
	Total Retailing	$9,785,075
	Food & Staples Retailing - 2.7%
	Drug Retail - 2.4%
32,221	CVS Caremark Corp.	$1,771,833
69,039	Walgreen Co.	3,291,780
		$5,063,613
	Hypermarkets & Super Centers - 0.3%
9,974	Wal-Mart Stores, Inc.	$746,354
	Total Food & Staples Retailing	$5,809,967
	Food, Beverage & Tobacco - 7.7%
	Soft Drinks - 1.0%
15,225	Coca-Cola Enterprises, Inc.	$562,107
17,636	Dr. Pepper Snapple Group, Inc.	828,010
10,000	PepsiCo, Inc.	791,100
		$2,181,217
	Packaged Foods & Meats - 6.7%
23,181	Campbell Soup Co.	$1,051,490
32,471	General Mills, Inc.	1,601,145
50,331	HJ Heinz Co.	3,637,421
17,408	Kraft Foods Group, Inc.	897,034
53,120	Mondelez International, Inc.	1,626,003
60,722	The Hershey Co.	5,314,997
		$14,128,090
	Total Food, Beverage & Tobacco	$16,309,307
	Household & Personal Products - 2.9%
	Household Products - 2.9%
37,907	Colgate-Palmolive Co.	$4,474,163
8,685	The Clorox Co.	768,883
13,443	The Procter & Gamble Co.	1,035,918
		$6,278,964
	Total Household & Personal Products	$6,278,964
	Health Care Equipment & Services - 6.7%
	Health Care Equipment - 5.3%
51,230	Abbott Laboratories	$1,809,444
19,498	Baxter International, Inc.	1,416,335
21,487	Becton Dickinson and Co.	2,054,372
29,922	Covidien Plc	2,029,908
29,999	CR Bard, Inc.	3,023,299
83,486	Smith & Nephew Plc	963,701
		$11,297,059
	Health Care Distributors - 0.3%
16,633	Cardinal Health, Inc.	$692,265
	Health Care Services - 0.6%
7,364	DaVita HealthCare Partners, Inc. *	$873,297
7,290	Express Scripts Holding Co. *	420,268
		$1,293,565
	Managed Health Care - 0.5%
20,637	Aetna, Inc.	$1,054,963
	Total Health Care Equipment & Services	$14,337,852
	Pharmaceuticals, Biotechnology & Life Sciences - 8.9%
	Biotechnology - 2.9%
20,786	Amgen, Inc.	$2,130,773
14,562	Celgene Corp. *	1,687,881
18,244	Gilead Sciences, Inc. *	892,679
27,346	Vertex Pharmaceuticals, Inc. *	1,503,483
		$6,214,816
	Pharmaceuticals - 5.3%
51,230	AbbVie, Inc.	$2,089,159
16,606	Eli Lilly & Co.	943,055
45,571	Johnson & Johnson	3,715,404
23,452	Merck & Co., Inc.	1,037,282
121,051	Pfizer, Inc.	3,493,532
2,100	Zoetis, Inc.	70,140
		$11,348,572
	Life Sciences Tools & Services - 0.7%
9,923	Agilent Technologies, Inc.	$416,468
12,339	Thermo Fisher Scientific, Inc.	943,810
		$1,360,278
	Total Pharmaceuticals, Biotechnology & Life Sciences	$18,923,666
	Banks - 5.2%
	Diversified Banks - 3.6%
11,000	Canadian Imperial Bank of Commerce	$862,210
73,600	US Bancorp	2,497,248
114,975	Wells Fargo & Co.	4,252,925
		$7,612,383
	Regional Banks - 1.6%
52,384	PNC Financial Services Group, Inc.	$3,483,536
	Total Banks	$11,095,919
	Diversified Financials - 6.6%
	Other Diversified Financial Services - 2.7%
103,183	Bank of America Corp.	$1,256,769
61,203	Citigroup, Inc.	2,707,621
38,348	JPMorgan Chase & Co.	1,819,996
		$5,784,386
	Consumer Finance - 1.3%
18,504	American Express Co.	$1,248,280
33,109	Discover Financial Services	1,484,608
		$2,732,888
	Asset Management & Custody Banks - 2.2%
11,106	Franklin Resources, Inc.	$1,674,896
31,799	Invesco, Ltd.	920,899
28,955	T. Rowe Price Group, Inc.	2,167,861
		$4,763,656
	Investment Banking & Brokerage - 0.4%
5,300	The Goldman Sachs Group, Inc.	$779,895
	Total Diversified Financials	$14,060,825
	Insurance - 3.2%
	Life & Health Insurance - 0.7%
28,489	Aflac, Inc.	$1,481,998
	Property & Casualty Insurance - 2.5%
42,787	The Chubb Corp.	$3,745,146
19,915	The Travelers Companies, Inc.	1,676,644
		$5,421,790
	Total Insurance	$6,903,788
	Software & Services - 10.2%
	Internet Software & Services - 1.8%
25,830	eBay, Inc. *	$1,400,503
29,835	Facebook, Inc. *	763,179
2,067	Google, Inc. *	1,641,260
		$3,804,942
	IT Consulting & Other Services - 1.2%
12,459	International Business Machines Corp.	$2,657,505
	Data Processing & Outsourced Services - 3.0%
35,066	Automatic Data Processing, Inc.	$2,279,991
14,970	DST Systems, Inc.	1,066,912
14,591	Fiserv, Inc. *	1,281,528
1,454	Mastercard, Inc.	786,803
5,472	Visa, Inc.	929,364
		$6,344,598
	Application Software - 1.0%
35,335	Adobe Systems, Inc. *	$1,537,426
29,492	Nuance Communications, Inc. *	595,149
		$2,132,575
	Systems Software - 3.2%
128,382	Microsoft Corp.	$3,673,009
55,435	Oracle Corp.	1,792,768
57,180	Symantec Corp.	1,411,202
		$6,876,979
	Total Software & Services	$21,816,599
	Technology Hardware & Equipment - 3.7%
	Communications Equipment - 1.3%
68,739	Cisco Systems, Inc.	$1,437,332
5,594	F5 Networks, Inc. *	498,314
12,178	Motorola Solutions, Inc.	779,757
71	Palo Alto Networks, Inc. *	4,019
		$2,719,422
	Computer Hardware - 1.9%
9,049	Apple, Inc.	$4,005,359
	Computer Storage & Peripherals - 0.5%
32,537	EMC Corp. *	$777,309
6,730	SanDisk Corp. *	370,150
		$1,147,459
	Total Technology Hardware & Equipment	$7,872,240
	Semiconductors & Semiconductor Equipment - 3.2%
	Semiconductor Equipment - 0.4%
11,856	ASML Holding NV (A.D.R.)	$806,327
	Semiconductors - 2.8%
14,729	Altera Corp.	$522,438
57,605	Analog Devices, Inc.	2,678,056
35,032	Intel Corp.	765,449
17,258	Maxim Integrated Products, Inc.	563,474
40,265	Xilinx, Inc.	1,536,915
		$6,066,332
	Total Semiconductors & Semiconductor Equipment	$6,872,659
	Telecommunication Services - 0.8%
	Integrated Telecommunication Services - 0.8%
5,966	AT&T, Inc.	$218,893
31,660	Verizon Communications, Inc.	1,556,089
		$1,774,982
	Total Telecommunication Services	$1,774,982
	Utilities - 0.4%
	Electric Utilities - 0.4%
15,391	American Electric Power Co., Inc.	$748,464
	Total Utilities	$748,464
	TOTAL COMMON STOCKS
	(Cost $146,465,440)	$213,110,863

	TOTAL INVESTMENT IN SECURITIES - 99.9%
	(Cost $146,465,440) (a)	$213,110,863
	OTHER ASSETS & LIABILITIES - 0.1%	$135,327
	TOTAL NET ASSETS - 100.0%	$213,246,190

*	Non-income producing security.

(A.D.R.)	American Depositary Receipts.

(a)	At March 28, 2013, the net unrealized gain on investments based on
	cost for federal income tax purposes of $147,253,080 was as follows:

	Aggregate gross unrealized gain for all investments in which
	there is an excess of value over tax cost	$67,006,870

	Aggregate gross unrealized loss for all investments in which
	there is an excess of tax cost over value	(1,149,087)

	Net unrealized gain	$65,857,783

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Note 1A.
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments) See Notes to Financial Statements - Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3. See Notes to Financial Statements - Note 1A.

The following is a summary of the inputs used as of March 28, 2013, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$213,110,863	$-	$-	$213,110,863
Total	$213,110,863	$-	$-	$213,110,863

During the year ended March 28, 2013, there were no transfers between Levels 1, 2 and 3.

	Pioneer Fundamental Value VCT Portfolio
	Schedule of Investments 3/31/13 (unaudited)

Shares		Value
	COMMON STOCKS - 98.1%
	Energy - 21.3%
	Oil & Gas Drilling - 2.0%
75,487	Ensco Plc	$4,529,220
	Oil & Gas Equipment & Services - 2.2%
124,200	Halliburton Co.	$5,018,922
	Integrated Oil & Gas - 9.9%
152,854	BP Plc (A.D.R.)	$6,473,367
89,951	Chevron Corp.	10,687,978
63,330	Occidental Petroleum Corp.	4,963,172
		$22,124,517
	Oil & Gas Exploration & Production - 3.5%
26,632	Apache Corp.	$2,054,925
175,514	Marathon Oil Corp.	5,918,332
		$7,973,257
	Oil & Gas Refining & Marketing - 3.7%
92,412	Marathon Petroleum Corp. *	$8,280,115
	Total Energy	$47,926,031
	Materials - 3.2%
	Commodity Chemicals - 2.0%
69,649	LyondellBasell Industries NV	$4,408,085
	Fertilizers & Agricultural Chemicals - 1.2%
46,397	The Mosaic Co.	$2,765,725
	Total Materials	$7,173,810
	Capital Goods - 8.1%
	Aerospace & Defense - 3.6%
42,300	Raytheon Co.	$2,486,817
59,101	United Technologies Corp.	5,521,806
		$8,008,623
	Industrial Conglomerates - 2.5%
246,600	General Electric Co.	$5,701,392
	Construction & Farm Machinery & Heavy Trucks - 2.0%
38,722	Cummins, Inc.	$4,484,395
	Total Capital Goods	$18,194,410
	Transportation - 1.9%
	Railroads - 1.9%
170,857	CSX Corp.	$4,208,208
	Total Transportation	$4,208,208
	Media - 1.9%
	Movies & Entertainment - 1.9%
75,200	Time Warner, Inc.	$4,333,024
	Total Media	$4,333,024
	Retailing - 2.2%
	Department Stores - 2.2%
116,721	Macy's, Inc.	$4,883,607
	Total Retailing	$4,883,607
	Food, Beverage & Tobacco - 1.1%
	Soft Drinks - 1.1%
68,300	Coca-Cola Enterprises, Inc.	$2,521,636
	Total Food, Beverage & Tobacco	$2,521,636
	Health Care Equipment & Services - 7.1%
	Health Care Equipment - 3.3%
108,677	Covidien Plc	$7,372,648
	Managed Health Care - 3.8%
84,563	Aetna, Inc.	$4,322,861
74,440	UnitedHealth Group, Inc.	4,258,712
		$8,581,573
	Total Health Care Equipment & Services	$15,954,221
	Pharmaceuticals, Biotechnology & Life Sciences - 13.4%
	Pharmaceuticals - 13.4%
43,800	AstraZeneca Plc (A.D.R.)	$2,189,124
95,249	Johnson & Johnson	7,765,651
203,780	Merck & Co., Inc.	9,013,189
381,806	Pfizer, Inc.	11,018,921
		$29,986,885
	Total Pharmaceuticals, Biotechnology & Life Sciences	$29,986,885
	Banks - 7.6%
	Diversified Banks - 4.5%
271,318	Wells Fargo & Co.	$10,036,053
	Regional Banks - 3.1%
68,640	PNC Financial Services Group, Inc.	$4,564,560
295,800	Regions Financial Corp.	2,422,602
		$6,987,162
	Total Banks	$17,023,215
	Diversified Financials - 13.9%
	Other Diversified Financial Services - 8.0%
216,353	Citigroup, Inc.	$9,571,457
177,158	JPMorgan Chase & Co.	8,407,919
		$17,979,376
	Consumer Finance - 2.6%
129,489	Discover Financial Services	$5,806,287
	Investment Banking & Brokerage - 3.3%
50,815	The Goldman Sachs Group, Inc.	$7,477,427
	Total Diversified Financials	$31,263,090
	Insurance - 6.3%
	Life & Health Insurance - 1.2%
69,300	MetLife, Inc.	$2,634,786
	Property & Casualty Insurance - 5.1%
61,005	ACE, Ltd.	$5,427,615
122,165	The Allstate Corp.	5,994,637
		$11,422,252
	Total Insurance	$14,057,038
	Software & Services - 4.6%
	Systems Software - 4.6%
202,973	Microsoft Corp.	$5,807,058
142,845	Oracle Corp.	4,619,607
		$10,426,665
	Total Software & Services	$10,426,665
	Technology Hardware & Equipment - 2.3%
	Communications Equipment - 2.3%
242,777	Cisco Systems, Inc.	$5,076,467
	Total Technology Hardware & Equipment	$5,076,467
	Semiconductors & Semiconductor Equipment - 1.1%
	Semiconductors - 1.1%
113,012	Intel Corp.	$2,469,312
	Total Semiconductors & Semiconductor Equipment	$2,469,312
	Telecommunication Services - 2.1%
	Wireless Telecommunication Services - 2.1%
163,264	Vodafone Group Plc (A.D.R.)	$4,638,330
	Total Telecommunication Services	$4,638,330
	TOTAL COMMON STOCKS
	(Cost $188,427,491)	$220,135,949

	TOTAL INVESTMENT IN SECURITIES - 98.1%	$220,135,949
	(Cost $188,427,491) (a)
	OTHER ASSETS & LIABILITIES - 1.9%	$4,233,719
	TOTAL NET ASSETS - 100.0%	$224,369,668

*	Non-income producing security.

(A.D.R.)	American Depositary Receipts.

(a)	At March 31, 2013, the net unrealized gain on investments based on
	cost for federal income tax purposes of $188,906,093 was as follows:

	Aggregate gross unrealized gain for all investments in which
	there is an excess of value over tax cost	$34,461,599

	Aggregate gross unrealized loss for all investments in which
	there is an excess of tax cost over value	(3,231,743)

	Net unrealized gain	$31,229,856

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
See Notes to Financial Statements - Note 1A.
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments)
See Notes to Financial Statements - Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3. See Notes to Financial Statements - Note 1A.

The following is a summary of the inputs used as of March 31, 2013, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$220,135,949	$-	$-	$220,135,949
Total	$220,135,949	$-	$-	$220,135,949

	Pioneer Equity Income VCT Portfolio
	Schedule of Investments 3/31/13 (unaudited)

Shares		Value
	COMMON STOCKS - 99.1%
	Energy - 5.6%
	Integrated Oil & Gas - 0.5%
7,071	Chevron Corp.	$840,176
2,012	Exxon Mobil Corp.	181,301
		$1,021,477
	Oil & Gas Exploration & Production - 2.3%
16,102	ConocoPhillips	$967,730
60,795	Marathon Oil Corp.	2,050,007
44,625	QEP Resources, Inc.	1,420,860
		$4,438,597
	Oil & Gas Refining & Marketing - 1.7%
35,837	Marathon Petroleum Corp.	$3,210,995
	Oil & Gas Storage & Transportation - 1.1%
69,932	Spectra Energy Corp.	$2,150,409
	Total Energy	$10,821,478
	Materials - 8.5%
	Commodity Chemicals - 0.8%
23,862	LyondellBasell Industries NV	$1,510,226
	Specialty Chemicals - 4.4%
700	Givaudan SA	$860,154
26,980	Johnson Matthey Plc	942,507
107,863	Valspar Corp.	6,714,473
		$8,517,134
	Paper Packaging - 1.1%
99,314	Boise, Inc.	$860,059
33,731	Sonoco Products Co.	1,180,248
		$2,040,307
	Diversified Metals & Mining - 1.4%
35,140	Compass Minerals International, Inc.	$2,772,546
	Paper Products - 0.8%
30,819	International Paper Co.	$1,435,549
	Total Materials	$16,275,762
	Capital Goods - 4.9%
	Aerospace & Defense - 1.1%
21,955	United Technologies Corp.	$2,051,256
	Industrial Conglomerates - 1.6%
132,746	General Electric Co.	$3,069,088
	Construction & Farm Machinery & Heavy Trucks - 0.2%
8,200	Joy Global, Inc.	$488,064
	Industrial Machinery - 2.0%
56,320	Kaydon Corp.	$1,440,666
77,728	The Gorman-Rupp Co.	2,335,726
		$3,776,392
	Total Capital Goods	$9,384,800
	Commercial Services & Supplies - 2.1%
	Office Services & Supplies - 1.1%
41,056	Mine Safety Appliances Co.	$2,037,199
	Diversified Support Services - 1.0%
42,187	G&K Services, Inc.	$1,919,930
	Total Commercial Services & Supplies	$3,957,129
	Automobiles & Components - 1.0%
	Auto Parts & Equipment - 0.2%
13,808	Johnson Controls, Inc.	$484,247
	Automobile Manufacturers - 0.8%
115,190	Ford Motor Co.	$1,514,748
	Total Automobiles & Components	$1,998,995
	Consumer Durables & Apparel - 0.8%
	Household Appliances - 0.7%
54,800	Electrolux AB	$1,395,878
	Apparel, Accessories & Luxury Goods - 0.1%
4,200	Coach, Inc.	$209,958
	Total Consumer Durables & Apparel	$1,605,836
	Consumer Services - 1.7%
	Leisure Facilities - 1.7%
81,427	Cedar Fair LP	$3,238,352
	Total Consumer Services	$3,238,352
	Media - 0.9%
	Movies & Entertainment - 0.6%
64,275	Regal Entertainment Group	$1,071,464
	Publishing - 0.3%
15,900	John Wiley & Sons, Inc. (Class A)	$619,464
	Total Media	$1,690,928
	Retailing - 1.8%
	Distributors - 1.0%
25,381	Genuine Parts Co.	$1,979,718
	Home Improvement Retail - 0.8%
20,559	The Home Depot, Inc.	$1,434,607
	Total Retailing	$3,414,325
	Food & Staples Retailing - 1.6%
	Food Retail - 0.4%
143,527	J Sainsbury Plc	$825,115
	Hypermarkets & Super Centers - 1.2%
30,838	Wal-Mart Stores, Inc.	$2,307,608
	Total Food & Staples Retailing	$3,132,723
	Food, Beverage & Tobacco - 16.7%
	Soft Drinks - 1.7%
49,307	Dr. Pepper Snapple Group, Inc.	$2,314,964
12,900	PepsiCo, Inc.	1,020,519
		$3,335,483
	Packaged Foods & Meats - 15.0%
59,335	Campbell Soup Co.	$2,691,436
316,225	DE Master Blenders 1753 NV *	4,885,647
63,183	Hillshire Brands Co.	2,220,882
60,970	HJ Heinz Co.	4,406,302
28,387	Kellogg Co.	1,828,974
46,248	Kraft Foods Group, Inc.	2,383,159
14,256	McCormick & Co., Inc.	1,048,529
107,606	Mondelez International, Inc.	3,293,820
48,160	The Hershey Co.	4,215,445
44,807	Unilever NV (A.D.R.)	1,837,087
		$28,811,281
	Total Food, Beverage & Tobacco	$32,146,764
	Household & Personal Products - 3.5%
	Household Products - 3.5%
33,416	Kimberly-Clark Corp.	$3,274,100
31,472	The Clorox Co.	2,786,216
7,405	The Procter & Gamble Co.	570,629
		$6,630,945
	Total Household & Personal Products	$6,630,945
	Health Care Equipment & Services - 5.5%
	Health Care Equipment - 4.4%
43,361	Abbott Laboratories	$1,531,511
35,400	Becton Dickinson and Co.	3,384,594
39,336	Medtronic, Inc.	1,847,219
139,813	Smith & Nephew Plc	1,613,898
		$8,377,222
	Health Care Distributors - 1.1%
68,406	Owens & Minor, Inc.	$2,227,299
	Total Health Care Equipment & Services	$10,604,521
	Pharmaceuticals, Biotechnology & Life Sciences - 6.6%
	Pharmaceuticals - 6.6%
43,361	AbbVie, Inc.	$1,768,262
14,500	AstraZeneca Plc (A.D.R.)	724,710
36,722	Eli Lilly & Co.	2,085,442
34,217	Johnson & Johnson	2,789,712
49,098	Merck & Co., Inc.	2,171,605
10,400	Novartis AG (A.D.R.)	740,896
78,573	Pfizer, Inc.	2,267,617
2,000	Zoetis, Inc.	66,800
		$12,615,044
	Total Pharmaceuticals, Biotechnology & Life Sciences	$12,615,044
	Banks - 9.9%
	Diversified Banks - 7.8%
31,074	Bank of Montreal	$1,956,108
37,860	Canadian Imperial Bank of Commerce	2,967,571
139,300	Swedbank AB	3,171,624
104,781	US Bancorp	3,555,219
87,453	Wells Fargo & Co.	3,234,886
		$14,885,408
	Regional Banks - 1.0%
30,248	PNC Financial Services Group, Inc.	$2,011,492
	Thrifts & Mortgage Finance - 1.1%
145,279	New York Community Bancorp, Inc.	$2,084,754
	Total Banks	$18,981,654
	Diversified Financials - 3.0%
	Other Diversified Financial Services - 1.0%
103,182	Bank of America Corp.	$1,256,757
16,473	Citigroup, Inc.	728,766
		$1,985,523
	Asset Management & Custody Banks - 2.0%
59,720	Ares Capital Corp.	$1,080,932
57,488	Federated Investors, Inc. (Class B)	1,360,741
17,491	T. Rowe Price Group, Inc.	1,309,551
		$3,751,224
	Total Diversified Financials	$5,736,747
	Insurance - 3.5%
	Life & Health Insurance - 0.4%
17,100	Aflac, Inc.	$889,542
	Property & Casualty Insurance - 3.1%
20,400	The Allstate Corp.	$1,001,028
26,139	The Chubb Corp.	2,287,947
30,981	The Travelers Companies, Inc.	2,608,290
		$5,897,265
	Total Insurance	$6,786,807
	Real Estate - 0.9%
	Mortgage REIT - 0.3%
34,463	Ares Commercial Real Estate Corp.	$583,114
	Office REIT - 0.6%
14,829	Alexandria Real Estate Equities, Inc.	$1,052,562
	Total Real Estate	$1,635,676
	Software & Services - 1.2%
	Data Processing & Outsourced Services - 0.4%
12,240	Automatic Data Processing, Inc.	$795,845
	Systems Software - 0.8%
55,277	Microsoft Corp.	$1,581,475
	Total Software & Services	$2,377,320
	Technology Hardware & Equipment - 1.3%
	Communications Equipment - 0.1%
12,859	Cisco Systems, Inc.	$268,882
	Electronic Manufacturing Services - 0.7%
59,112	Molex, Inc. (Class A)	$1,425,781
	Technology Distributors - 0.5%
12,318	Anixter International, Inc.	$861,275
	Total Technology Hardware & Equipment	$2,555,938
	Semiconductors & Semiconductor Equipment - 5.5%
	Semiconductor Equipment - 0.2%
12,062	Cabot Microelectronics Corp. *	$419,154
	Semiconductors - 5.3%
62,282	Analog Devices, Inc.	$2,895,490
39,400	Intel Corp.	860,890
43,028	Linear Technology Corp.	1,650,984
75,579	Microchip Technology, Inc.	2,778,284
50,791	Xilinx, Inc.	1,938,692
		$10,124,340
	Total Semiconductors & Semiconductor Equipment	$10,543,494
	Telecommunication Services - 3.6%
	Integrated Telecommunication Services - 3.6%
58,550	AT&T, Inc.	$2,148,200
346,620	Singapore Telecommunications, Ltd.	1,003,602
74,603	Verizon Communications, Inc.	3,666,737
		$6,818,539
	Total Telecommunication Services	$6,818,539
	Utilities - 9.0%
	Electric Utilities - 2.4%
39,360	American Electric Power Co., Inc.	$1,914,077
25,607	Duke Energy Corp.	1,858,812
9,900	NextEra Energy, Inc.	769,032
		$4,541,921
	Gas Utilities - 3.7%
53,351	AGL Resources, Inc.	$2,238,074
42,311	National Fuel Gas Co.	2,595,780
93,759	Questar Corp.	2,281,156
		$7,115,010
	Multi-Utilities - 2.9%
12,433	Alliant Energy Corp.	$623,888
65,417	Ameren Corp.	2,290,903
45,390	Consolidated Edison, Inc.	2,770,152
		$5,684,943
	Total Utilities	$17,341,874
	TOTAL COMMON STOCKS
	(Cost $141,507,459)	$190,295,651

	TOTAL INVESTMENT IN SECURITIES - 99.1%	$190,295,651
	(Cost $141,507,459) (a)
	OTHER ASSETS & LIABILITIES - 0.9%	$1,726,105
	TOTAL NET ASSETS - 100.0%	$192,021,756

*	Non-income producing security.

REIT	Real Estate Investment Trust

(A.D.R.)	American Depositary Receipts.

(a)	At March 31, 2013, the net unrealized gain on investments based on
	cost for federal income tax purposes of $140,607,015 was as follows:

	Aggregate gross unrealized gain for all investments in which
	there is an excess of value over tax cost	$51,950,077

	Aggregate gross unrealized loss for all investments in which
	there is an excess of tax cost over value	(2,261,441)

	Net unrealized gain	$49,688,636

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Note 1A.
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments) See Notes to Financial Statements - Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3. See Notes to Financial Statements - Note 1A.

The following is a summary of the inputs used as of March 31, 2013, in valuing the Portfolio's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$190,295,651	$-	$-	$190,295,651
Total	$190,295,651	$-	$-	$190,295,651

		Pioneer Emerging Markets VCT Portfolio
		Schedule of Investments 3/31/2013 (unaudited)

	Shares		Value
		PREFERRED STOCKS - 3.5%
		Energy - 0.9%
		Integrated Oil & Gas - 0.9%
	84,942	Petroleo Brasileiro SA	$773,405
		Total Energy	$773,405
		Food & Staples Retailing - 1.1%
		Hypermarkets & Super Centers - 1.1%
	17,849	Cia Brasileira de Distribuicao Grupo Pao de Acucar	$939,025
		Total Food & Staples Retailing	$939,025
		Food, Beverage & Tobacco - 0.9%
		Brewers - 0.9%
	20,032	Cia de Bebidas das Americas	$841,609
		Total Food, Beverage & Tobacco	$841,609
		Banks - 0.6%
		Diversified Banks - 0.6%
	30,481	Banco Bradesco SA	$514,598
		Total Banks	$514,598
		TOTAL PREFERRED STOCKS
		(Cost $2,545,478)	$3,068,637

		COMMON STOCKS - 93.7%
		Energy - 10.3%
		Integrated Oil & Gas - 8.5%
	1,244,000	China Petroleum & Chemical Corp.	$1,457,439
	12,095	Ecopetrol SA (A.D.R.)	659,419
	123,362	Gazprom OAO (A.D.R.)	1,048,577
	22,233	Lukoil OAO (A.D.R.)	1,434,028
	920,000	PetroChina Co., Ltd.	1,210,174
	23,800	Petroleo Brasileiro SA (A.D.R.)	394,366
	45,100	PTT PCL	498,292
	97,796	Rosneft OAO (G.D.R.)	746,887
			$7,449,182
		Oil & Gas Exploration & Production - 1.2%
	270,000	Kunlun Energy Co, Ltd.	$575,019
	20,929	Pacific Rubiales Energy Corp.	441,412
			$1,016,431
		Oil & Gas Refining & Marketing - 0.6%
	39,661	Reliance Industries, Ltd.	$569,685
		Total Energy	$9,035,298
		Materials - 9.4%
		Fertilizers & Agricultural Chemicals - 1.9%
	194,000	Taiwan Fertilizer Co., Ltd.	$464,036
	32,736	Uralkali OJSC (G.D.R.)	1,209,058
			$1,673,094
		Construction Materials - 1.0%
	347,300	Indocement Tunggal Prakarsa Tbk PT	$833,636
		Diversified Metals & Mining - 1.8%
	303,000	Jiangxi Copper Co, Ltd.	$671,362
	53,797	MMC Norilsk Nickel OJSC (A.D.R.)	911,220
			$1,582,582
		Gold - 0.5%
	19,778	AngloGold Ashanti, Ltd.	$464,724
		Steel - 4.2%
	13,247	Novolipetsk Steel OJSC (G.D.R.)	$209,248
	3,466	POSCO	1,020,250
	37,862	Severstal OAO (G.D.R.)	336,986
	22,736	Ternium SA (A.D.R.)	462,678
	98,447	Vale SA (A.D.R.)	1,702,149
			$3,731,311
		Total Materials	$8,285,347
		Capital Goods - 5.6%
		Aerospace & Defense - 0.4%
	10,367	Embraer SA (A.D.R.)	$369,791
		Construction & Engineering - 2.9%
	126,683	Astaldi S.p.A.	$875,619
	591,000	China Communications Construction Co., Ltd.	551,287
	526,000	China Railway Construction Corp, Ltd.	500,002
	5,699	Samsung Engineering Co., Ltd.	657,247
			$2,584,155
		Heavy Electrical Equipment - 0.5%
	125,256	Bharat Heavy Electricals, Ltd.	$412,311
		Industrial Conglomerates - 0.7%
	24,231	Bidvest Group, Ltd.	$638,723
		Construction & Farm Machinery & Heavy Trucks - 1.1%
	452,000	CSR Corp., Ltd. *	$321,486
	3,332	Hyundai Heavy Industries Co., Ltd.	643,559
			$965,045
		Total Capital Goods	$4,970,025
		Transportation - 2.3%
		Airlines - 1.5%
	11,251	Copa Holdings SA	$1,345,732
		Highways & Railtracks - 0.8%
	58,249	Arteris SA	$652,133
		Total Transportation	$1,997,865
		Automobiles & Components - 3.9%
		Auto Parts & Equipment - 0.6%
	2,003	Hyundai Mobis	$560,143
		Automobile Manufacturers - 3.3%
	4,914	Hyundai Motor Co.	$988,561
	278,607	Tata Motors, Ltd.	1,359,575
	76,923	Tofas Turk Otomobil Fabrikasi AS	554,855
			$2,902,991
		Total Automobiles & Components	$3,463,134
		Consumer Durables & Apparel - 1.1%
		Apparel, Accessories & Luxury Goods - 0.5%
	768	The Swatch Group AG	$447,330
		Footwear - 0.6%
	577,000	Anta Sports Products, Ltd.	$495,618
		Total Consumer Durables & Apparel	$942,948
		Consumer Services - 1.6%
		Casinos & Gaming - 0.5%
	176,000	SJM Holdings, Ltd.	$440,610
		Restaurants - 1.1%
	14,037	Yum! Brands, Inc.	$1,009,822
		Total Consumer Services	$1,450,432
		Retailing - 1.4%
		Department Stores - 0.9%
	106,924	Woolworths Holdings, Ltd.	$821,033
		Apparel Retail - 0.5%
	35,799	Mr Price Group, Ltd.	$455,512
		Total Retailing	$1,276,545
		Food & Staples Retailing - 2.2%
		Food Retail - 0.8%
	15,682	Magnit OJSC (G.D.R.)	$709,524
		Hypermarkets & Super Centers - 1.4%
	89,387	Cencosud SA	$555,470
	211,584	Wal-Mart de Mexico SAB de CV	690,361
			$1,245,831
		Total Food & Staples Retailing	$1,955,355
		Food, Beverage & Tobacco - 2.8%
		Soft Drinks - 1.5%
	9,585	Coca-Cola Icecek AS	$271,459
	9,025	Fomento Economico Mexicano SAB de CV (A.D.R.)	1,024,338
			$1,295,797
		Tobacco - 1.3%
	140,961	ITC, Ltd.	$805,088
	5,149	KT&G Corp.	348,958
			$1,154,046
		Total Food, Beverage & Tobacco	$2,449,843
		Household & Personal Products - 0.6%
		Personal Products - 0.6%
	6,807	Able C&C Co., Ltd.	$531,642
		Total Household & Personal Products	$531,642
		Pharmaceuticals, Biotechnology & Life Sciences - 1.1%
		Pharmaceuticals - 1.1%
	23,358	Teva Pharmaceutical Industries, Ltd. (A.D.R.)	$926,845
		Total Pharmaceuticals, Biotechnology & Life Sciences	$926,845
		Banks - 21.9%
		Diversified Banks - 21.9%
	1,693,000	Agricultural Bank of China, Ltd.	$812,047
	102,883	Banco Santander Brasil SA (A.D.R.)	746,931
	351,000	Bank Mandiri Persero Tbk PT	361,531
	1,996,000	Bank of China, Ltd.	929,086
	664,000	Bank Rakyat Indonesia Persero Tbk PT	599,340
	2,470,000	China Construction Bank Corp.	2,022,915
	79,956	HDFC Bank, Ltd.	924,761
	47,974	ICICI Bank, Ltd.	931,121
	3,034,000	Industrial & Commercial Bank of China, Ltd.	2,131,930
	170,999	Itau Unibanco Holding SA (A.D.R.)	3,043,784
	86,700	Kasikornbank PCL	616,389
	42,330	KB Financial Group, Inc.	1,412,783
	289,500	Malayan Banking Bhd	878,854
	593,775	Mega Financial Holding Co, Ltd.	481,892
	96,218	Sberbank of Russia (A.D.R.)	1,235,983
	94,100	Siam Commercial Bank PCL	569,574
	151,082	Turkiye Halk Bankasi AS	1,615,845
			$19,314,766
		Total Banks	$19,314,766
		Diversified Financials - 2.9%
		Other Diversified Financial Services - 1.4%
	202,307	FirstRand, Ltd.	$708,814
	31,552	Grupo BTG Pactual *	527,052
			$1,235,866
		Investment Banking & Brokerage - 1.5%
	178,000	CITIC Securities Co., Ltd.	$385,157
	1,890,000	Yuanta Financial Holding Co., Ltd.	959,484
			$1,344,641
		Total Diversified Financials	$2,580,507
		Insurance - 2.0%
		Life & Health Insurance - 2.0%
	227,500	Ping An Insurance Group Co. of China, Ltd.	$1,765,979
		Total Insurance	$1,765,979
		Real Estate - 2.5%
		Industrial REIT - 0.4%
	141,546	Mexico Real Estate Management SA de CV (144A) *	$315,093
		Real Estate Operating Companies - 0.1%
	10,540	BR Malls Participacoes SA	$131,786
		Real Estate Development - 2.0%
	300,000	China Overseas Land & Investment, Ltd.	$830,357
	1,768,000	Country Garden Holdings Co., Ltd.	887,273
			$1,717,630
		Total Real Estate	$2,164,509
		Software & Services - 2.4%
		Internet Software & Services - 1.9%
	38,000	Tencent Holdings, Ltd.	$1,210,108
	20,094	Yandex NV *	464,573
			$1,674,681
		IT Consulting & Other Services - 0.5%
	8,400	Infosys, Ltd. (A.D.R.)	$452,844
		Total Software & Services	$2,127,525
		Technology Hardware & Equipment - 3.6%
		Computer Hardware - 0.7%
	597,000	Wistron Corp.	$656,497
		Electronic Manufacturing Services - 2.9%
	910,200	Hon Hai Precision Industry Co., Ltd.	$2,529,867
		Total Technology Hardware & Equipment	$3,186,364
		Semiconductors & Semiconductor Equipment - 8.0%
		Semiconductors - 8.0%
	1,898	Samsung Electronics Co., Ltd.	$2,583,132
	75,390	SK Hynix, Inc.	1,994,364
	124,630	Taiwan Semiconductor Manufacturing Co., Ltd. (A.D.R.)	2,142,390
	189,800	United Microelectronics Corp. (A.D.R.)	341,640
			$7,061,526
		Total Semiconductors & Semiconductor Equipment	$7,061,526
		Telecommunication Services - 5.4%
		Integrated Telecommunication Services - 0.7%
	493,000	Telekomunikasi Indonesia Persero Tbk PT	$558,416
		Wireless Telecommunication Services - 4.7%
	26,728	Millicom International Cellular SA	$2,139,496
	38,528	Mobile Telesystems OJSC (A.D.R.)	799,071
	384,390	Orascom Telecom Holding SAE (G.D.R.) *	1,222,720
			$4,161,287
		Total Telecommunication Services	$4,719,703
		Utilities - 2.7%
		Electric Utilities - 2.3%
	42,034	Enersis SA (A.D.R.)	$808,734
	32,380	Korea Electric Power Corp. *	887,378
	129,700	Tenaga Nasional Bhd	301,316
			$1,997,428
		Independent Power Producers & Energy Traders - 0.4%
	132,818	NTPC, Ltd.	$347,937
		Total Utilities	$2,345,365
		TOTAL COMMON STOCKS
		(Cost $77,534,617)	$82,551,523
	Principal Amount ($)
		CORPORATE BONDS - 0.1%
		Household & Personal Products - 0.1%
		Personal Products - 0.1%
BRL	136,000	Hypermarcas SA, 11.3%, 10/15/18	$47,160
BRL	136,000	Hypermarcas SA, 3.0%, 10/15/15	50,529
			$97,689
		Total Household & Personal Products	$97,689
		TOTAL CORPORATE BONDS
		(Cost $160,364)	$97,689
	Shares
		EXCHANGE TRADED FUND - 1.5%
	980,700	iShares FTSE A50 China Index Exchange Traded Fund	$1,319,777
		TOTAL EXCHANGE TRADED FUND
		(Cost $1,264,263)	$1,319,777

		RIGHTS / WARRANTS - 0.0%
		Household & Personal Products - 0.0%
		Personal Products - 0.0%
	136	Hypermarcas SA, 10/15/15	$0
		Total Household & Personal Products	$0
		TOTAL RIGHTS / WARRANTS
		(Cost $0)	$0

		TOTAL INVESTMENT IN SECURITIES - 98.8%	$87,037,626
		(Cost $81,504,722) (a)
		OTHER ASSETS & LIABILITIES - 1.2%	$1,056,991
		TOTAL NET ASSETS - 100.0%	$88,094,617

	*	Non-income producing security.

	REIT	Real Estate Investment Trust

	(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At March 28, 2013, the value of these securities amounted to $315,093 or 0.4% of total net assets.

	(A.D.R.)	American Depositary Receipts.

	(G.D.R.)	Global Depositary Receipts.

	(a)	At March 31, 2013, the net unrealized gain on investments based on
		cost for federal income tax purposes of $82,568,800 was as follows:

		Aggregate gross unrealized gain for all investments in which
		there is an excess of value over tax cost	$13,423,989

		Aggregate gross unrealized loss for all investments in which
		there is an excess of tax cost over value	(8,955,163)

		Net unrealized gain	$4,468,826

		Principal amounts are denominated in U.S. Dollars unless otherwise noted:

	BRL	Brazilian Real

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Note 1A.
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements - Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3. See Notes to Financial Statements - Note 1A.

The following is a summary of the inputs used as of March 31, 2013, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Preferred Stocks	$3,068,637	$-	$-	$3,068,637
Common Stocks	20,718,134	61,833,389	-	82,551,523
Corporate Bonds	-	-	97,689	97,689
Exchange Traded Funds	-	1,319,777	-	1,319,777
Rights/Warrants	-	-	-	-
Total	$23,786,771	$63,153,166	$97,689	$87,037,626

The following is a reconciliation of assets valued using significant observable inputs (Level 3):

Corporate Bonds

	Balance as of 12/31/12	$96,266
	Realized gain (loss)	-
	Change in unrealized appreciation (depreciation)1	1,423
	Purchases*	-
	Sales	-
	Transfers in to Level 3**	-
	Transfers out of Level 3**	-
	Balance as of 3/31/13	$97,689

1	Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.
2	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized gain (loss) on investments in the Statement of Operations.

*	A portion of the total purchases includes payment-in-kind transactions.

**	Transfers are calculated on the beginning of period values. During the six months ended March 31, 2013, there were no transters between Levels 1, 2 and 3.

Net change in unrealized appreciation (depreciation) of investments
	still held as of 3/31/13	$1,423.00

		Pioneer Bond VCT Portfolio
		Schedule of Investments 3/31/13 (unaudited)

Principal Amount ($)	Floating Rate (b)		Value
		CONVERTIBLE CORPORATE BONDS - 1.0%
		Health Care Equipment & Services - 0.5%
		Managed Health Care - 0.5%
180,000		WellPoint, Inc., 2.75%, 10/15/42 (144A)	$196,650
		Total Health Care Equipment & Services	$196,650
		Semiconductors & Semiconductor Equipment - 0.5%
		Semiconductors - 0.5%
175,000		Intel Corp., 2.95%, 12/15/35	$185,719
		Total Semiconductors & Semiconductor Equipment	$185,719
		TOTAL CONVERTIBLE CORPORATE BONDS
		(Cost $358,305)	$382,369

		PREFERRED STOCKS - 1.2%
		Banks - 0.7%
		Diversified Banks - 0.4%
1,800	6.50	US Bancorp, Floating Rate Note (Perpetual)	$53,748
3,000	6.00	US Bancorp, Floating Rate Note (Perpetual)	83,520
			$137,268
		Regional Banks - 0.3%
1,000	6.25	CoBank ACB, Floating Rate Note (Perpetual) (144A)	$106,781
		Total Banks	$244,049
		Insurance - 0.5%
		Life & Health Insurance - 0.3%
4,800	7.38	Delphi Financial Group, Inc., Floating Rate Note, 5/15/37	$120,150
		Property & Casualty Insurance - 0.2%
2,900	5.10	The Allstate Corp., Floating Rate Note, 1/15/53	$75,922
		Total Insurance	$196,072
		TOTAL PREFERRED STOCKS
		(Cost $412,816)	$440,121

		CONVERTIBLE PREFERRED STOCKS - 0.6%
		Banks - 0.6%
		Diversified Banks - 0.6%
155		Wells Fargo & Co., 7.5%, 12/31/99 (Perpetual)	$199,756
		Total Banks	$199,756
		TOTAL CONVERTIBLE PREFERRED STOCKS
		(Cost $152,770)	$199,756

		ASSET BACKED SECURITIES - 6.1%
		Materials - 1.8%
		Diversified Metals & Mining - 0.2%
30,100		BCMSC Trust 1998-A, 6.65%, 4/15/28	$31,303
21,049		Lehman ABS Manufactured Housing Contract Trust 2001-B, 5.873%, 4/15/40	23,010
			$54,313
		Precious Metals & Minerals - 0.2%
23,437	6.50	ACE Securities Corp Manufactured Housing Trust Series 2003-MH1, Floating Rate Note, 8/15/30 (144A)	$23,638
65,941	0.90	Credit-Based Asset Servicing and Securitization LLC, Floating Rate Note, 5/25/50 (144A)	64,550
			$88,188
		Steel - 1.4%
3,608	0.86	Asset Backed Securities Corp. Home Equity, Floating Rate Note, 4/25/35	$3,600
65,433	0.70	Bear Stearns Asset Backed Securities I Trust 2005-FR1, Floating Rate Note, 6/25/35	63,903
21,410	0.45	GSAA Home Equity Trust 2005-11, Floating Rate Note, 10/25/35	20,975
38,230		HSBC Home Equity Loan Trust USA 2006-3, 5.63%, 3/20/36 (Step)	38,561
17,169	0.39	HSBC Home Equity Loan Trust USA 2007-2, Floating Rate Note, 7/20/36	16,798
40,921	0.90	Irwin Whole Loan Home Equity Trust 2005-C, Floating Rate Note, 3/25/25	35,336
20,612	0.26	Morgan Stanley ABS Capital I Inc Trust 2007-HE3, Floating Rate Note, 12/25/36	10,880
63,724	0.55	New Century Home Equity Loan Trust Series 2005-1, Floating Rate Note, 3/25/35	62,022
133,498	0.46	Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4, Floating Rate Note, 11/25/35	131,183
3,644	0.32	Option One Mortgage Loan Trust 2007-HL1, Floating Rate Note, 2/25/38	3,633
61,912	0.64	RASC Series 2005-KS7 Trust, Floating Rate Note, 8/25/35	60,333
87,072		Terwin Mortgage Trust Series TMTS 2005-16HE, 4.335%, 9/25/36 (Step)	89,441
			$536,665
		Total Materials	$679,166
		Automobiles & Components - 0.4%
		Automobile Manufacturers - 0.4%
25,000		AmeriCredit Automobile Receivables Trust 2013-1, 1.57%, 1/8/19	$25,060
34,963		Santander Drive Auto Receivables Trust 2011-S2, 3.35%, 6/15/17 (144A)	35,235
40,000		Santander Drive Auto Receivables Trust 2012-1, 3.78%, 11/15/17	41,856
25,000		Santander Drive Auto Receivables Trust 2012-5, 2.7%, 8/15/18	26,092
			$128,243
		Total Automobiles & Components	$128,243
		Food & Staples Retailing - 0.1%
		Food Retail - 0.1%
50,000		CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (144A)	$50,000
		Total Food & Staples Retailing	$50,000
		Banks - 2.0%
		Diversified Banks - 0.0%
24,579	0.29	Wells Fargo Home Equity Asset-Backed Securities 2007-2 Trust, Floating Rate Note, 4/25/37	$24,195
		Thrifts & Mortgage Finance - 2.0%
18,830	0.38	ACE Securities Corp Home Equity Loan Trust Series 2006-ASAP2, Floating Rate Note, 3/25/36	$18,191
50,089	0.51	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Ser 2004-R11, Floating Rate Note, 11/25/34	49,726
14,344	0.60	Carrington Mortgage Loan Trust Series 2005-NC4, Floating Rate Note, 9/25/35	14,063
71,737		Citicorp Residential Mortgage Trust Series 2006-3, 5.703%, 11/25/36 (Step)	71,569
121,971	5.07	Countrywide Asset-Backed Certificates, Floating Rate Note, 2/25/36	123,557
12,898	0.31	Countrywide Asset-Backed Certificates, Floating Rate Note, 5/25/37	12,861
14,505	0.74	First Franklin Mortgage Loan Trust 2004-FF10, Floating Rate Note, 9/25/34	14,440
31,931		First Investors Auto Owner Trust 2012-2, 1.47%, 5/15/18 (144A)	31,974
25,000		First Investors Auto Owner Trust 2013-1, 2.02%, 1/15/19 (144A)	24,961
35,834	0.66	Fremont Home Loan Trust 2005-2, Floating Rate Note, 6/25/35	35,266
21,369	0.85	GSAMP Trust 2005-HE2, Floating Rate Note, 3/25/35	20,924
21,458		Leaf Receivables Funding 4 LLC, 4.9%, 2/20/22 (144A)	21,458
25,000	5.46	Origen Manufactured Housing Contract Trust 2004-B, Floating Rate Note, 11/15/35	26,280
13,534	0.90	PFS Financing Corp., Floating Rate Note, 10/17/16 (144A)	13,599
19,945	1.70	PFS Financing Corp., Floating Rate Note, 10/17/16 (144A)	20,104
38,829	0.45	RAAC Series 2006-RP2 Trust, Floating Rate Note, 2/25/37 (144A)	37,311
50,000		SNAAC Auto Receivables Trust, 3.11%, 6/15/17 (144A)	50,777
45,983	0.60	Structured Asset Investment Loan Trust 2005-4, Floating Rate Note, 5/25/35	45,680
71,504	0.42	Structured Asset Securities Corp Mortgage Loan Trust 2006-GEL4, Floating Rate Note, 10/25/36 (144A)	68,934
29,322		Structured Asset Securities Corp., 4.77%, 10/25/34 (Step)	29,958
			$731,633
		Total Banks	$755,828
		Diversified Financials - 1.8%
		Other Diversified Financial Services - 0.3%
50,000		Capital Auto Receivables Asset Trust 2013-1, 1.74%, 10/22/18	$50,093
25,000		DT Auto Owner Trust 2012-1, 2.26%, 10/16/17 (144A)	25,138
10,503	0.44	JP Morgan Mortgage Acquisition Corp 2005-OPT2, Floating Rate Note, 12/25/35	10,467
			$85,698
		Specialized Finance - 0.8%
118,200		Domino's Pizza Master Issuer LLC, 5.216%, 1/25/42 (144A)	$132,649
100,000	0.64	GE Dealer Floorplan Master Note Trust, Floating Rate Note, 10/20/17	100,206
60,212		JG Wentworth XXII LLC, 3.82%, 12/15/48 (144A)	65,121
			$297,976
		Consumer Finance - 0.4%
11,000		American Credit Acceptance Receivables Trust 2012-2, 4.05%, 2/15/18 (144A)	$11,012
42,507		American Credit Acceptance Receivables Trust, 1.64%, 11/15/16 (144A)	42,504
35,000		Santander Drive Auto Receivables Trust 2011-2, 2.66%, 1/15/16	35,585
70,000	1.05	SLM Student Loan Trust 2004-10, Floating Rate Note, 4/27/26 (144A)	69,698
			$158,799
		Asset Management & Custody Banks - 0.3%
114,583		Triton Container Finance LLC, 4.21%, 5/14/27 (144A)	$118,129
		Total Diversified Financials	$660,602
		TOTAL ASSET BACKED SECURITIES
		(Cost $2,208,110)	$2,273,839

		COLLATERALIZED MORTGAGE OBLIGATIONS - 20.0%
		Banks - 14.1%
		Thrifts & Mortgage Finance - 14.1%
87,705		Alternative Loan Trust 2003-21T1, 5.75%, 12/25/33	$90,359
37,162		Alternative Loan Trust 2003-J1, 4.75%, 10/25/33	37,972
70,470		Alternative Loan Trust 2004-14T2, 5.5%, 8/25/34	69,727
53,312		Alternative Loan Trust 2004-28CB, 5.5%, 1/25/35	54,267
27,386		Alternative Loan Trust 2004-4CB, 4.25%, 4/25/34	27,557
56,022		Banc of America Alternative Loan Trust 2003-2, 5.75%, 4/25/33	60,791
106,597		Banc of America Alternative Loan Trust 2003-7, 5.5%, 9/25/33	108,501
28,708		Banc of America Alternative Loan Trust 2004-2, 5.5%, 3/25/19	29,514
32,723		Banc of America Alternative Loan Trust 2004-2, 6.0%, 3/25/34	33,754
67,352		Banc of America Alternative Loan Trust 2004-4, 5.25%, 5/25/34	68,477
34,073		Banc of America Funding 2003-3 Trust, 5.5%, 10/25/33	35,815
8,656	0.30	Banc of America Funding 2010-R4 Trust, Floating Rate Note, 9/26/46 (144A)	8,584
77,781	0.95	Banc of America Large Loan Trust 2007-BMB1, Floating Rate Note, 8/15/29 (144A)	76,623
499,287		Bayview Commercial Asset Trust, 3.89%, 9/25/37 (Step) (144A)	46,184
733,963	4.28	Bayview Commercial Asset Trust, Floating Rate Note, 7/25/37 (144A)	38,386
84,331	0.80	Bear Stearns ALT-A Trust 2004-4, Floating Rate Note, 6/25/34	78,661
33,566	2.34	Bear Stearns ARM Trust 2003-5, Floating Rate Note, 8/25/33	33,355
67,544	4.79	CHL Mortgage Pass-Through Trust 2003-56, Floating Rate Note, 12/25/33	67,643
50,000	0.37	Citigroup Commercial Mortgage Trust 2007-FL3A, Floating Rate Note, 4/15/22 (144A)	48,624
61,008		Citigroup Mortgage Loan Trust, Inc., 6.75%, 8/25/34	65,010
67,189	2.64	Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 9/25/35	66,769
41,763	0.54	COMM 2005-FL11 Mortgage Trust, Floating Rate Note, 11/15/17 (144A)	38,788
30,622	0.30	COMM 2006-FL12 Mortgage Trust, Floating Rate Note, 12/15/20 (144A)	30,211
130,000	0.33	COMM 2006-FL12 Mortgage Trust, Floating Rate Note, 12/15/20 (144A)	124,573
79,651	0.38	COMM 2007-FL14 Mortgage Trust, Floating Rate Note, 6/15/22 (144A)	78,480
25,000		COMM 2012-CCRE2 Mortgage Trust, 3.147%, 8/15/45	25,936
25,000		COMM 2012-CCRE2 Mortgage Trust, 3.791%, 8/15/45	26,682
23,000		COMM 2012-CCRE4 Mortgage Trust, 2.436%, 10/15/45	23,295
100,000		COMM 2012-LC4 Mortgage Trust, 4.063%, 12/10/44	108,374
50,000		COMM 2013-LC6 Mortgage Trust, 2.941%, 1/10/46	50,550
99,434	2.14	Commercial Mortgage Pass Through Certificates, Floating Rate Note, 11/17/26 (144A)	100,826
9,645	1.45	Deutsche Mortgage Securities Inc REMIC Trust Series 2010-RS2, Floating Rate Note, 6/28/47 (144A)	9,790
10,336		First Horizon Mortgage Pass-Through Trust 2006-1, 6.0%, 5/25/36	10,345
42,254		GE Capital Commercial Mortgage Corp., 5.145%, 7/10/37	42,471
50,000	5.31	GMAC Commercial Mortgage Securities Inc Series 2003-C3 Trust, Floating Rate Note, 4/10/40	50,845
25,000		GS Mortgage Securities Corp. II, 3.682%, 2/10/46 (144A)	25,644
50,000		GS Mortgage Securities Corp. II, 3.377%, 5/10/45	53,096
100,000		GS Mortgage Securities Corp. II, 4.209%, 2/10/21 (144A)	100,890
150,000	1.26	GS Mortgage Securities Corp. II, Floating Rate Note, 3/6/20 (144A)	150,233
39,524	0.92	Impac CMB Trust Series 2004-5, Floating Rate Note, 10/25/34	37,752
55,139	0.94	Impac CMB Trust Series 2004-7, Floating Rate Note, 11/25/34	52,923
58,345	1.00	Impac Secured Assets CMN Owner Trust, Floating Rate Note, 11/25/34	56,885
69,776	0.55	Impac Secured Assets Trust 2006-1, Floating Rate Note, 5/25/36	68,871
100,000	2.57	JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 10/15/25 (144A)	101,376
12,808	2.20	JP Morgan Mortgage Trust 2003-A1, Floating Rate Note, 10/25/33	13,021
44,928	4.44	JP Morgan Mortgage Trust 2003-A1, Floating Rate Note, 10/25/33	45,939
69,805	2.52	JP Morgan Mortgage Trust 2004-A1, Floating Rate Note, 2/25/34	72,023
51,231	4.89	JP Morgan Mortgage Trust 2004-A1, Floating Rate Note, 2/25/34	52,211
44,354		LB-UBS Commercial Mortgage Trust 2004-C1, 4.568%, 1/15/31	45,470
30,685		LB-UBS Commercial Mortgage Trust 2005-C3, 4.664%, 7/15/30	31,189
16,018	0.90	Lehman Brothers Floating Rate Commercial Mortgage Trust 2007-LLF C5, Floating Rate Note, 6/15/22 (144A)	15,946
15,000	1.10	Lehman Brothers Floating Rate Commercial Mortgage Trust 2007-LLF C5, Floating Rate Note, 6/15/22 (144A)	14,558
6,358	5.41	Lehman Brothers Small Balance Commercial Mortgage Trust 2006-3, Floating Rate Note, 12/25/36 (144A)	6,438
10,838	1.15	Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3 Class 1A4, Floating Rate Note, 10/25/37 (144A)	10,783
64,293	2.29	MASTR Adjustable Rate Mortgages Trust 2003-3, Floating Rate Note, 9/25/33	63,267
44,031		MASTR Alternative Loan Trust 2004-10, 5.5%, 10/25/19	45,279
173,247		MASTR Alternative Loan Trust 2004-6, 6.0%, 7/25/34	176,202
127,084		MASTR Alternative Loan Trust 2005-1, 5.5%, 2/25/35	126,879
65,329	6.60	MASTR Seasoned Securitization Trust 2005-1, Floating Rate Note, 9/25/32	68,486
17,915	0.66	Merrill Lynch Mortgage Investors Trust Series MLCC 2005-A, Floating Rate Note, 3/25/30	17,862
193,785	1.40	NorthStar 2012-1 Mortgage Trust, Floating Rate Note, 8/25/29 (144A)	193,785
49,548		PHH Mortgage Capital LLC, 6.6%, 12/25/27 (Step) (144A)	48,487
247,531		RALI Series 2003-QR24 Trust, 4.0%, 7/25/33	246,383
66,841		Residential Asset Securitization Trust 2005-A9, 5.5%, 7/25/35	66,668
89,699		RFMSI Series 2005-S6 Trust, 5.25%, 8/25/35	92,469
100,000	5.53	SASCO 2007-BHC1 Trust, Floating Rate Note, 12/18/49 (144A)	17,406
70,281	0.52	Sequoia Mortgage Trust 2004-10, Floating Rate Note, 11/20/34	69,097
89,302	0.42	Sequoia Mortgage Trust 2005-2, Floating Rate Note, 3/20/35	83,107
85,745	2.22	Springleaf Mortgage Loan Trust 2012-2, Floating Rate Note, 10/25/57 (144A)	86,886
7,756	0.94	Structured Asset Mortgage Investments Trust 2003-AR2, Floating Rate Note, 12/19/33	7,259
23,195	3.17	Thornburg Mortgage Securities Trust 2003-3, Floating Rate Note, 6/25/43	23,313
32,560	4.11	Thornburg Mortgage Securities Trust Class II4A, Floating Rate Note, 3/25/44	32,620
40,000		Timberstar Trust, 5.747%, 10/15/36 (144A)	44,766
400,000		Wachovia Bank Commercial Mortgage Trust Series 2004-C15, 4.803%, 10/15/41	421,903
43,886,338	0.01	Wachovia Bank Commercial Mortgage Trust Series 2006-C26, Floating Rate Note, 6/15/45	6,056
75,000	5.30	WAMU Commercial Mortgage Securities Trust, Floating Rate Note, 5/25/36 (144A)	76,867
34,564	2.44	WaMu Mortgage Pass Through Certificates, Floating Rate Note, 1/25/35	34,618
5,308	2.21	WaMu Mortgage Pass Through Certificates, Floating Rate Note, 2/27/34	4,271
143,290	2.50	WaMu Mortgage Pass Through Certificates, Floating Rate Note, 3/25/35	142,138
22,907	4.51	Wells Fargo Mortgage Backed Securities 2003-L Trust, Floating Rate Note, 11/25/33	22,831
31,841	2.65	Wells Fargo Mortgage Backed Securities 2004-V Trust, Floating Rate Note, 10/25/34	32,706
37,577		Wells Fargo Mortgage Backed Securities 2006-16 Trust, 5.0%, 11/25/36	38,922
114,618		Wells Fargo Mortgage Backed Securities 2006-2 Trust, 5.75%, 3/25/36	114,661
			$5,228,181
		Total Banks	$5,228,181
		Diversified Financials - 3.9%
		Other Diversified Financial Services - 3.2%
83,991	3.13	Banc of America Mortgage 2003-F Trust, Floating Rate Note, 7/25/33	$84,684
82,311	3.00	Banc of America Mortgage 2004-E Trust, Floating Rate Note, 6/25/34	82,245
33,915		Banc of America Mortgage Trust 2004-11, 5.75%, 1/25/35	34,765
4,503		Banc of America Mortgage Trust 2004-7, 4.5%, 8/25/19	4,576
78,123		Banc of America Mortgage Trust 2004-9, 5.5%, 11/25/34	81,541
13,006		Banc of America Mortgage Trust 2005-9, 4.75%, 10/25/20	13,107
40,980		Citicorp Mortgage Securities Trust Series 2006-1, 5.0%, 2/25/36	43,402
27,827	0.32	Commercial Mortgage Pass-Through Certificates Series 2007-TFL1, Floating Rate Note, 2/15/22 (144A)	27,553
709		Commercial Mortgage Trust 2003-C1, 4.111%, 7/5/35	709
39,067	0.40	Impac Secured Assets Trust 2006-5, Floating Rate Note, 12/25/36	35,787
1,552	5.95	JP Morgan Alternative Loan Trust, Floating Rate Note, 9/25/36	1,552
150,709		JP Morgan Mortgage Trust 2004-S1, 6.0%, 9/25/34	154,742
83,152	3.00	La Hipotecaria Panamanian Mortgage Trust 2010-1, Floating Rate Note, 9/8/39 (144A)	86,894
50,000		Morgan Stanley Capital I Trust 2007-HQ13, 5.569%, 12/15/44	55,846
34,288	0.30	Morgan Stanley Capital I, Inc., Floating Rate Note, 10/15/20 (144A)	33,966
57,319		ORES NPL LLC, 4.0%, 9/25/44 (144A)	57,366
50,000		RALI Series 2003-QS15 Trust, 5.5%, 8/25/33	51,543
75,000		RALI Series 2003-QS17 Trust, 5.5%, 9/25/33	77,052
197,067		RALI Series 2004-QS13 Trust, 5.0%, 9/25/19	202,665
61,088		RALI Series 2004-QS5 Trust, 4.75%, 4/25/34	63,450
			$1,193,445
		Specialized Finance - 0.0%
1,679		COBALT CMBS Commercial Mortgage Trust 2006-C1, 5.174%, 8/15/48	$1,683
		Consumer Finance - 0.1%
41,846	4.54	GMACM Mortgage Loan Trust 2003-AR1, Floating Rate Note, 10/19/33	$43,152
		Asset Management & Custody Banks - 0.1%
39,227	2.81	Jefferies & Co., Inc., Floating Rate Note, 5/26/37 (144A)	$39,345
		Investment Banking & Brokerage - 0.5%
160,000	4.88	Banc of America Merrill Lynch Commercial Mortgage, Inc., Floating Rate Note, 7/10/42	$166,525
		Total Diversified Financials	$1,444,150
		Real Estate - 0.9%
		Mortgage REITs - 0.9%
19,032	2.69	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 11/25/33	$18,719
200,000	6.45	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 9/15/34 (144A)	95,107
25,000	3.49	FREMF Mortgage Trust Class B, Floating Rate Note, 11/25/46 (144A)	26,233
25,000	3.82	FREMF Mortgage Trust Class B, Floating Rate Note, 6/25/47 (144A)	26,254
35,000	3.76	FREMF Mortgage Trust, Floating Rate Note, 2/25/45 (144A)	35,586
50,000	4.77	FREMF Mortgage Trust, Floating Rate Note, 4/25/44 (144A)	55,042
50,000	4.89	FREMF Mortgage Trust, Floating Rate Note, 7/25/44 (144A)	55,767
25,000	4.16	FREMF Mortgage Trust, Floating Rate Note, 9/25/44 (144A)	25,820
			$338,528
		Total Real Estate	$338,528
		Government - 1.1%
		Government - 1.1%
25,000		Fannie Mae REMICS, 4.5%, 6/25/29	$27,792
7,359		Fannie Mae REMICS, 5.0%, 9/25/39	7,555
94,399		Freddie Mac REMICS, 4.0%, 6/15/22	100,705
38,548		Freddie Mac REMICS, 5.0%, 6/15/34	39,850
49,322		Government National Mortgage Association, 3.0%, 4/20/41	51,707
22,316		Government National Mortgage Association, 5.25%, 8/16/35	26,254
1,945,305	0.56	Government National Mortgage Association, Floating Rate Note, 11/16/51	75,575
345,620	1.03	Government National Mortgage Association, Floating Rate Note, 2/16/53	30,588
394,092	1.10	Government National Mortgage Association, Floating Rate Note, 8/16/52	30,864
345,365	1.07	Government National Mortgage Association, Floating Rate Note, 9/16/52	31,134
			$422,024
		Total Government	$422,024
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
		(Cost $7,572,252)	$7,432,883

		CORPORATE BONDS - 35.7%
		Energy - 3.6%
		Oil & Gas Drilling - 0.2%
50,000		Pride International, Inc., 6.875%, 8/15/20	$62,684
		Oil & Gas Equipment & Services - 0.1%
50,000		Weatherford International, Ltd. Bermuda, 5.95%, 4/15/42	$51,536
		Oil & Gas Exploration & Production - 0.8%
100,000		Newfield Exploration Co., 5.625%, 7/1/24	$103,250
100,000		TNK-BP Finance SA, 6.625%, 3/20/17 (144A)	113,000
65,000		TNK-BP Finance SA, 7.5%, 7/18/16 (144A)	74,477
			$290,727
		Oil & Gas Refining & Marketing - 0.6%
200,000		Spectra Energy Capital LLC, 6.2%, 4/15/18	$241,574
		Oil & Gas Storage & Transportation - 1.9%
50,000		Boardwalk Pipelines LP, 5.5%, 2/1/17	$55,819
90,000		Buckeye Partners LP, 6.05%, 1/15/18	102,551
265,000		Questar Pipeline Co., 5.83%, 2/1/18	309,426
50,000		Spectra Energy Capital LLC, 6.75%, 7/15/18	58,868
70,000		Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42	79,472
69,000		The Williams Companies, Inc., 7.75%, 6/15/31	85,969
			$692,105
		Total Energy	$1,338,626
		Materials - 2.1%
		Diversified Chemicals - 0.1%
30,000		Eastman Chemical Co., 4.8%, 9/1/42	$31,149
		Construction Materials - 0.5%
166,000		Cemex Espana Luxembourg, 9.875%, 4/30/19 (144A)	$191,099
		Aluminum - 0.4%
150,000		Alcoa, Inc., 6.15%, 8/15/20	$163,314
		Diversified Metals & Mining - 0.7%
185,000		AngloGold Ashanti Holdings Plc, 5.375%, 4/15/20	$195,818
50,000		Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23 (144A)	50,145
			$245,963
		Gold - 0.1%
40,000		Goldcorp, Inc., 3.7%, 3/15/23	$40,169
		Steel - 0.3%
115,000		ArcelorMittal, 6.0%, 3/1/21	$120,906
		Total Materials	$792,600
		Capital Goods - 1.5%
		Aerospace & Defense - 0.2%
50,000		Bombardier, Inc., 4.25%, 1/15/16 (144A)	$51,875
		Building Products - 0.4%
25,000		Masco Corp., 5.95%, 3/15/22	$28,121
110,000		Masco Corp., 7.125%, 3/15/20	128,416
			$156,537
		Construction & Farm Machinery & Heavy Trucks - 0.4%
70,000		Cummins, Inc., 5.65%, 3/1/98	$71,245
65,000		Cummins, Inc., 6.75%, 2/15/27	81,197
			$152,442
		Trading Companies & Distributors - 0.5%
170,000		Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)	$189,049
		Total Capital Goods	$549,903
		Consumer Services - 0.9%
		Education Services - 0.9%
10,000		Amherst College, 3.794%, 11/1/42	$9,704
25,000		Massachusetts Institute of Technology, 5.6%, 7/1/11	33,345
105,000		President and Fellows of Harvard College, 6.3%, 10/1/37	120,922
50,000		The George Washington University, 1.827%, 9/15/17	51,096
100,000		Tufts University, 5.017%, 4/15/12	108,535
			$323,602
		Total Consumer Services	$323,602
		Media - 0.3%
		Cable & Satellite - 0.3%
100,000		British Sky Broadcasting Group Plc, 6.1%, 2/15/18 (144A)	$118,385
		Total Media	$118,385
		Food & Staples Retailing - 0.4%
		Drug Retail - 0.4%
46,067		CVS Pass-Through Trust, 5.298%, 1/11/27 (144A)	$51,972
85,310		CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	99,238
			$151,210
		Total Food & Staples Retailing	$151,210
		Food, Beverage & Tobacco - 0.7%
		Packaged Foods & Meats - 0.7%
85,000		Kraft Foods Group, Inc., 3.5%, 6/6/22	$88,878
120,000		Mondelez International, Inc., 6.5%, 2/9/40	155,829
			$244,707
		Total Food, Beverage & Tobacco	$244,707
		Household & Personal Products - 0.2%
		Personal Products - 0.2%
80,000		Avon Products, Inc., 5.0%, 3/15/23	$82,086
		Total Household & Personal Products	$82,086
		Health Care Equipment & Services - 0.2%
		Health Care Services - 0.2%
75,000		Catholic Health Initiatives, 4.35%, 11/1/42	$75,568
		Total Health Care Equipment & Services	$75,568
		Pharmaceuticals, Biotechnology & Life Sciences - 0.4%
		Life Sciences Tools & Services - 0.4%
135,000		Agilent Technologies, Inc., 6.5%, 11/1/17	$161,675
		Total Pharmaceuticals, Biotechnology & Life Sciences	$161,675
		Banks - 4.5%
		Diversified Banks - 1.9%
220,000		Barclays Bank Plc, 6.05%, 12/4/17 (144A)	$245,215
90,000		Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Netherlands, 3.875%, 2/8/22	94,937
150,000		HSBC Bank Plc, 7.65%, 5/1/25	203,606
100,000		Intesa Sanpaolo S.p.A., 6.5%, 2/24/21 (144A)	103,041
60,000	4.50	Scotiabank Peru SA, Floating Rate Note, 12/13/27 (144A)	57,840
			$704,639
		Regional Banks - 2.4%
145,000		Mellon Funding Corp., 5.5%, 11/15/18	$171,114
250,000	8.25	PNC Financial Services Group, Inc., Floating Rate Note, 5/29/49 (Perpetual)	251,524
75,000	6.75	PNC Financial Services Group, Inc., Floating Rate Note, 7/29/49 (Perpetual)	85,780
125,000		SunTrust Banks, Inc., 3.5%, 1/20/17	133,844
210,000		Wachovia Bank NA, 6.0%, 11/15/17	250,700
			$892,962
		Thrifts & Mortgage Finance - 0.2%
75,000		Astoria Financial Corp., 5.0%, 6/19/17	$80,315
		Total Banks	$1,677,916
		Diversified Financials - 6.6%
		Other Diversified Financial Services - 2.3%
125,000		Alterra Finance LLC, 6.25%, 9/30/20	$147,040
50,000		Carlyle Holdings Finance LLC, 3.875%, 2/1/23 (144A)	51,214
30,000		Carlyle Holdings II Finance LLC, 5.625%, 3/30/43 (144A)	30,020
50,000	5.95	Citigroup, Inc., Floating Rate Note, 12/29/49 (Perpetual)	51,875
140,000		General Electric Capital Corp., 5.3%, 2/11/21	160,493
100,000	7.12	General Electric Capital Corp., Floating Rate Note, 12/29/49 (Perpetual)	116,306
165,000	7.90	JPMorgan Chase & Co., Floating Rate Note (Perpetual)	189,557
100,000		KKR Group Finance Co. II LLC, 5.5%, 2/1/43 (144A)	96,307
			$842,812
		Consumer Finance - 1.1%
415,000	4.00	SLM Corp., Floating Rate Note, 7/25/14	$419,358
		Asset Management & Custody Banks - 0.7%
150,000		Blackstone Holdings Finance Co LLC, 6.25%, 8/15/42 (144A)	$170,355
75,000		Prospect Capital Corp., 5.875%, 3/15/23	75,142
			$245,497
		Investment Banking & Brokerage - 2.5%
300,000	4.00	Goldman Sachs Capital II, Floating Rate Note, 6/1/43	$252,375
125,000		Jefferies Group LLC, 6.875%, 4/15/21	145,918
190,000		Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)	208,449
185,000		Morgan Stanley, 5.5%, 1/26/20	211,965
115,000		Scottrade Financial Services, Inc., 6.125%, 7/11/21 (144A)	119,644
			$938,351
		Total Diversified Financials	$2,446,018
		Insurance - 5.6%
		Life & Health Insurance - 2.4%
75,000		Delphi Financial Group, Inc., 7.875%, 1/31/20	$92,409
210,000	6.05	Lincoln National Corp., Floating Rate Note, 4/20/67	211,050
160,000		MetLife, Inc., 10.75%, 8/1/39	248,400
145,000		Protective Life Corp., 7.375%, 10/15/19	177,986
100,000	5.88	Prudential Financial, Inc., Floating Rate Note, 9/15/42	106,500
30,000	5.88	Wilton Re Finance LLC, Floating Rate Note, 3/30/33 (144A)	30,302
			$866,647
		Multi-line Insurance - 0.6%
90,000		AXA SA, 8.6%, 12/15/30	$115,405
100,000		Liberty Mutual Group, Inc., 7.3%, 6/15/14 (144A)	106,378
			$221,783
		Property & Casualty Insurance - 2.3%
100,000		Sirius International Group, Ltd., 6.375%, 3/20/17 (144A)	$112,504
100,000	7.51	Sirius International Group, Ltd., Floating Rate Note, 5/29/49 (Perpetual) (144A)	105,841
145,000	6.50	The Allstate Corp., Floating Rate Note, 5/15/57	158,775
50,000		The Hanover Insurance Group, Inc., 7.5%, 3/1/20	58,858
365,000		The Hanover Insurance Group, Inc., 7.625%, 10/15/25	426,267
			$862,245
		Reinsurance - 0.3%
65,000		Montpelier Re Holdings, Ltd., 4.7%, 10/15/22	$66,713
45,000	6.75	Reinsurance Group of America, Inc., Floating Rate Note, 12/15/65	45,450
			$112,163
		Total Insurance	$2,062,838
		Real Estate - 2.0%
		Diversified REITs - 0.3%
60,000		Digital Realty Trust LP, 4.5%, 7/15/15	$63,751
45,000		Digital Realty Trust LP, 5.875%, 2/1/20	51,266
			$115,017
		Office REITs - 0.3%
45,000		Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22	$48,495
25,000		BioMed Realty LP, 4.25%, 7/15/22	26,128
30,000		Mack-Cali Realty LP, 4.5%, 4/18/22	31,965
			$106,588
		Retail REITs - 0.0%
15,000		DDR Corp., 4.625%, 7/15/22	$16,226
		Specialized REITs - 0.7%
20,000		CubeSmart LP, 4.8%, 7/15/22	$21,903
150,000		Healthcare Realty Trust, Inc., 6.5%, 1/17/17	172,640
55,000		Hospitality Properties Trust, 5.0%, 8/15/22	58,608
			$253,151
		Diversified Real Estate Activities - 0.7%
200,000		WEA Finance LLC, 7.125%, 4/15/18 (144A)	$246,741
		Total Real Estate	$737,723
		Software & Services - 0.1%
		Data Processing & Outsourced Services - 0.1%
22,000		First Data Corp., 8.25%, 1/15/21 (144A)	$22,880
		Total Software & Services	$22,880
		Telecommunication Services - 1.4%
		Integrated Telecommunication Services - 0.6%
100,000		GTP Acquisition Partners I LLC, 4.347%, 6/15/16 (144A)	$106,178
25,000		GTP Cellular Sites LLC, 3.721%, 3/15/17 (144A)	25,858
75,000		Telefonica Emisiones SAU, 6.221%, 7/3/17	83,916
			$215,952
		Wireless Telecommunication Services - 0.8%
180,000		Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)	$207,184
75,000		WCP Wireless Site Funding, 6.829%, 11/15/15 (144A)	80,682
			$287,866
		Total Telecommunication Services	$503,818
		Utilities - 5.2%
		Electric Utilities - 2.7%
30,000		Commonwealth Edison Co., 6.15%, 9/15/17	$36,192
75,985		Crockett Cogeneration LP, 5.869%, 3/30/25 (144A)	84,372
125,000	5.25	Electricite de France SA, Floating Rate Note, 1/29/49 (Perpetual) (144A)	124,180
45,387		FPL Energy National Wind Portfolio LLC, 6.125%, 3/25/19 (144A)	39,993
200,000		Israel Electric Corp, Ltd., 7.25%, 1/15/19 (144A)	229,633
30,155		Orcal Geothermal, Inc., 6.21%, 12/30/20 (144A)	29,552
100,000		Public Service Co. of New Mexico, 7.95%, 5/15/18	124,360
75,000	6.25	Southern California Edison Co., Floating Rate Note, 8/1/49 (Perpetual)	82,521
225,000		West Penn Power Co., 5.95%, 12/15/17 (144A)	264,616
			$1,015,419
		Gas Utilities - 0.8%
241,942		Nakilat, Inc., 6.267%, 12/31/33 (144A)	$290,903
		Multi-Utilities - 0.6%
215,000		New York State Electric & Gas Corp., 6.15%, 12/15/17 (144A)	$240,420
		Independent Power Producers & Energy Traders - 1.1%
88,967		Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)	$95,401
140,000		Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)	147,937
145,830		Panoche Energy Center LLC, 6.885%, 7/31/29 (144A)	158,637
			$401,975
		Total Utilities	$1,948,717
		TOTAL CORPORATE BONDS
		(Cost $11,587,114)	$13,238,272

		U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 14.7%
22,540		Fannie Mae, 4.0%, 11/1/41	$24,049
39,966		Fannie Mae, 4.0%, 12/1/41	42,640
46,580		Fannie Mae, 4.5%, 12/1/41	50,281
18,252		Fannie Mae, 4.5%, 4/1/41	19,691
25,123		Fannie Mae, 5.0%, 6/1/40	27,596
38,982		Fannie Mae, 5.0%, 7/1/19	42,312
18,427		Fannie Mae, 5.0%, 7/1/40	20,241
27,542		Fannie Mae, 5.5%, 12/1/34	30,583
6,994		Fannie Mae, 5.5%, 2/1/33	7,525
43,860		Fannie Mae, 5.5%, 3/1/18	47,149
56,168		Fannie Mae, 5.5%, 9/1/33	61,843
99,339		Fannie Mae, 5.9%, 7/1/28	111,805
6,912		Fannie Mae, 6.0%, 1/1/29	7,744
8,245		Fannie Mae, 6.0%, 10/1/32	9,280
13,284		Fannie Mae, 6.0%, 11/1/32	14,911
33,095		Fannie Mae, 6.0%, 11/1/32	37,246
26,074		Fannie Mae, 6.0%, 12/1/31	29,214
27,347		Fannie Mae, 6.0%, 4/1/33	30,777
57,465		Fannie Mae, 6.0%, 5/1/33	64,924
2,483		Fannie Mae, 6.0%, 6/1/15	2,534
40,161		Fannie Mae, 6.0%, 6/1/33	45,199
51,848		Fannie Mae, 6.0%, 7/1/34	58,578
12,702		Fannie Mae, 6.0%, 7/1/38	13,930
19,647		Fannie Mae, 6.0%, 9/1/29	22,014
20,197		Fannie Mae, 6.0%, 9/1/34	22,522
2,559		Fannie Mae, 6.5%, 1/1/15	2,631
7,724		Fannie Mae, 6.5%, 1/1/32	9,104
5,930		Fannie Mae, 6.5%, 10/1/31	6,990
2,788		Fannie Mae, 6.5%, 10/1/31	3,286
10,205		Fannie Mae, 6.5%, 11/1/28	11,959
6,172		Fannie Mae, 6.5%, 2/1/32	7,275
21,408		Fannie Mae, 6.5%, 3/1/32	24,430
3,825		Fannie Mae, 6.5%, 3/1/32	4,313
11,812		Fannie Mae, 6.5%, 4/1/29	13,280
5,544		Fannie Mae, 6.5%, 4/1/32	6,543
6,366		Fannie Mae, 6.5%, 7/1/21	7,079
41,877		Fannie Mae, 6.5%, 7/1/34	48,539
11,401		Fannie Mae, 6.5%, 8/1/32	13,072
21,371		Fannie Mae, 6.5%, 8/1/32	25,222
10,160		Fannie Mae, 6.5%, 8/1/32	11,991
1,765		Fannie Mae, 6.5%, 9/1/32	2,083
5,773		Fannie Mae, 7.0%, 1/1/32	6,722
1,016		Fannie Mae, 7.0%, 11/1/29	1,213
2,640		Fannie Mae, 7.0%, 7/1/31	3,148
5,330		Fannie Mae, 7.0%, 8/1/19	5,919
7,001		Fannie Mae, 7.0%, 9/1/18	7,832
19,249		Fannie Mae, 7.0%, 9/1/30	22,966
3,339		Fannie Mae, 7.5%, 2/1/31	4,070
12,045		Fannie Mae, 8.0%, 10/1/30	14,867
15,432		Fannie Mae, 8.0%, 2/1/29	17,949
47,685		Fannie Mae, 8.0%, 3/1/31	56,898
1,521		Fannie Mae, 8.0%, 4/1/30	1,812
2,081		Fannie Mae, 8.0%, 5/1/31	2,422
5,485		Fannie Mae, 8.0%, 7/1/30	6,499
6,379		Fannie Mae, 9.5%, 2/1/21	6,493
31,450		Federal Home Loan Mortgage Corp., 5.0%, 10/1/38	33,827
20,686		Federal Home Loan Mortgage Corp., 5.0%, 12/1/21	22,176
28,517		Federal Home Loan Mortgage Corp., 5.0%, 9/1/38	30,672
49,996		Federal Home Loan Mortgage Corp., 5.5%, 9/1/33	54,585
17,513		Federal Home Loan Mortgage Corp., 6.0%, 1/1/34	19,558
5,479		Federal Home Loan Mortgage Corp., 6.0%, 10/1/32	6,119
20,190		Federal Home Loan Mortgage Corp., 6.0%, 11/1/32	22,548
23,443		Federal Home Loan Mortgage Corp., 6.0%, 12/1/32	26,182
7,299		Federal Home Loan Mortgage Corp., 6.0%, 12/1/36	7,990
37,579		Federal Home Loan Mortgage Corp., 6.0%, 2/1/33	41,968
11,390		Federal Home Loan Mortgage Corp., 6.5%, 1/1/29	13,358
22,323		Federal Home Loan Mortgage Corp., 6.5%, 10/1/31	25,259
7,342		Federal Home Loan Mortgage Corp., 6.5%, 2/1/32	8,506
4,893		Federal Home Loan Mortgage Corp., 6.5%, 3/1/32	5,669
5,723		Federal Home Loan Mortgage Corp., 6.5%, 4/1/31	6,630
40,781		Federal Home Loan Mortgage Corp., 6.5%, 4/1/32	47,024
13,859		Federal Home Loan Mortgage Corp., 6.5%, 7/1/32	15,918
30,538		Federal Home Loan Mortgage Corp., 7.0%, 10/1/46	34,255
4,341		Federal Home Loan Mortgage Corp., 7.0%, 2/1/31	5,136
5,021		Federal Home Loan Mortgage Corp., 7.0%, 3/1/32	5,730
619		Federal Home Loan Mortgage Corp., 7.0%, 4/1/30	732
7,518		Federal Home Loan Mortgage Corp., 7.0%, 4/1/32	8,895
5,995		Federal Home Loan Mortgage Corp., 7.0%, 8/1/22	6,532
15,976		Federal Home Loan Mortgage Corp., 7.0%, 9/1/22	17,406
6,304		Federal Home Loan Mortgage Corp., 7.5%, 8/1/31	7,519
101,462		Government National Mortgage Association I, 4.5%, 12/15/18	111,286
40,664		Government National Mortgage Association I, 4.5%, 4/15/20	44,516
43,718		Government National Mortgage Association I, 4.5%, 8/15/41	47,805
55,749		Government National Mortgage Association I, 5.0%, 7/15/17	59,693
42,699		Government National Mortgage Association I, 5.0%, 7/15/19	46,667
49,655		Government National Mortgage Association I, 5.0%, 9/15/33	54,506
46,857		Government National Mortgage Association I, 5.5%, 10/15/34	51,573
28,019		Government National Mortgage Association I, 5.5%, 3/15/33	30,883
34,112		Government National Mortgage Association I, 5.5%, 4/15/33	37,599
42,101		Government National Mortgage Association I, 5.5%, 7/15/33	46,404
80,757		Government National Mortgage Association I, 5.5%, 8/15/33	89,012
78,221		Government National Mortgage Association I, 5.72%, 10/15/29	85,997
19,996		Government National Mortgage Association I, 6.0%, 1/15/33	22,757
31,875		Government National Mortgage Association I, 6.0%, 10/15/32	36,247
23,081		Government National Mortgage Association I, 6.0%, 10/15/32	26,290
6,423		Government National Mortgage Association I, 6.0%, 10/15/32	7,276
67,860		Government National Mortgage Association I, 6.0%, 11/15/32	77,559
48,774		Government National Mortgage Association I, 6.0%, 11/15/32	55,464
35,136		Government National Mortgage Association I, 6.0%, 12/15/33	39,790
49,541		Government National Mortgage Association I, 6.0%, 2/15/18	52,633
33,166		Government National Mortgage Association I, 6.0%, 2/15/29	37,508
507		Government National Mortgage Association I, 6.0%, 4/15/14	525
36,885		Government National Mortgage Association I, 6.0%, 4/15/28	41,674
20,321		Government National Mortgage Association I, 6.0%, 5/15/17	21,458
295		Government National Mortgage Association I, 6.0%, 8/15/13	295
23,646		Government National Mortgage Association I, 6.0%, 8/15/19	25,581
34,066		Government National Mortgage Association I, 6.0%, 8/15/34	40,134
69,481		Government National Mortgage Association I, 6.0%, 8/15/34	79,272
29,117		Government National Mortgage Association I, 6.0%, 9/15/32	33,279
7,773		Government National Mortgage Association I, 6.5%, 10/15/31	9,190
14,001		Government National Mortgage Association I, 6.5%, 12/15/31	15,851
5,724		Government National Mortgage Association I, 6.5%, 12/15/31	6,734
57,116		Government National Mortgage Association I, 6.5%, 12/15/32	65,331
7,583		Government National Mortgage Association I, 6.5%, 2/15/29	8,920
4,432		Government National Mortgage Association I, 6.5%, 3/15/26	4,989
16,643		Government National Mortgage Association I, 6.5%, 4/15/17	17,711
1,013		Government National Mortgage Association I, 6.5%, 4/15/17	1,109
5,533		Government National Mortgage Association I, 6.5%, 4/15/32	6,379
6,015		Government National Mortgage Association I, 6.5%, 4/15/32	7,127
34,579		Government National Mortgage Association I, 6.5%, 5/15/29	39,936
13,582		Government National Mortgage Association I, 6.5%, 5/15/29	15,428
8,934		Government National Mortgage Association I, 6.5%, 5/15/31	10,081
8,209		Government National Mortgage Association I, 6.5%, 6/15/17	8,994
9,098		Government National Mortgage Association I, 6.5%, 6/15/28	10,202
11,780		Government National Mortgage Association I, 6.5%, 6/15/28	13,615
32,368		Government National Mortgage Association I, 6.5%, 6/15/31	38,272
6,131		Government National Mortgage Association I, 6.5%, 6/15/32	7,236
3,657		Government National Mortgage Association I, 6.5%, 6/15/32	4,333
7,473		Government National Mortgage Association I, 6.5%, 6/15/32	8,856
23,408		Government National Mortgage Association I, 6.5%, 7/15/31	27,677
8,411		Government National Mortgage Association I, 6.5%, 7/15/32	9,547
10,272		Government National Mortgage Association I, 6.5%, 9/15/31	11,641
5,075		Government National Mortgage Association I, 7.0%, 1/15/26	6,007
7,569		Government National Mortgage Association I, 7.0%, 1/15/29	9,029
12,797		Government National Mortgage Association I, 7.0%, 11/15/28	15,273
4,519		Government National Mortgage Association I, 7.0%, 11/15/30	5,385
1,662		Government National Mortgage Association I, 7.0%, 12/15/30	1,981
21,452		Government National Mortgage Association I, 7.0%, 2/15/28	25,603
2,308		Government National Mortgage Association I, 7.0%, 2/15/31	2,746
17,143		Government National Mortgage Association I, 7.0%, 4/15/28	20,460
2,665		Government National Mortgage Association I, 7.0%, 4/15/28	2,742
6,339		Government National Mortgage Association I, 7.0%, 5/15/31	7,542
42,189		Government National Mortgage Association I, 7.0%, 5/15/32	50,092
13,724		Government National Mortgage Association I, 7.0%, 6/15/29	16,371
25,856		Government National Mortgage Association I, 7.0%, 7/15/26	30,604
2,293		Government National Mortgage Association I, 7.0%, 7/15/29	2,735
9,726		Government National Mortgage Association I, 7.0%, 7/15/29	11,475
6,115		Government National Mortgage Association I, 7.0%, 8/15/31	7,275
2,297		Government National Mortgage Association I, 7.0%, 9/15/27	2,731
2,040		Government National Mortgage Association I, 7.5%, 1/15/31	2,210
1,363		Government National Mortgage Association I, 7.5%, 10/15/22	1,533
6,917		Government National Mortgage Association I, 7.5%, 10/15/29	7,985
7,902		Government National Mortgage Association I, 7.5%, 11/15/29	8,168
804		Government National Mortgage Association I, 7.5%, 6/15/23	905
594		Government National Mortgage Association I, 7.5%, 8/15/23	640
0		Government National Mortgage Association I, 7.5%, 8/15/29	0
41,148		Government National Mortgage Association II, 4.5%, 9/20/41	45,517
31,401		Government National Mortgage Association II, 5.0%, 1/20/20	34,290
48,193		Government National Mortgage Association II, 5.0%, 11/20/19	52,649
124,823		Government National Mortgage Association II, 5.9%, 2/20/28	136,920
40,108		Government National Mortgage Association II, 6.0%, 11/20/33	45,559
11,269		Government National Mortgage Association II, 6.0%, 12/20/18	12,030
8,905		Government National Mortgage Association II, 6.0%, 6/20/16	9,276
22,660		Government National Mortgage Association II, 6.0%, 7/20/19	24,420
9,613		Government National Mortgage Association II, 6.5%, 12/20/28	11,260
6,891		Government National Mortgage Association II, 6.5%, 8/20/28	8,261
5,950		Government National Mortgage Association II, 6.5%, 9/20/31	7,064
3,183		Government National Mortgage Association II, 7.0%, 1/20/31	3,833
18,649		Government National Mortgage Association II, 7.0%, 2/20/29	22,325
9,754		Government National Mortgage Association II, 7.0%, 5/20/26	11,540
1,747		Government National Mortgage Association II, 7.5%, 8/20/27	2,178
729		Government National Mortgage Association II, 8.0%, 8/20/25	881
127,273		New Valley Generation I, 7.299%, 3/15/19	150,182
250,000		U.S. Treasury Bonds, 4.375%, 5/15/41	313,633
300,000		U.S. Treasury Bonds, 4.5%, 2/15/36	381,047
200,000		U.S. Treasury Notes, 0.75%, 2/28/18	199,953
400,000		U.S. Treasury Notes, 0.875%, 1/31/18	402,594
		TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
		(Cost $4,963,724)	$5,443,135

		FOREIGN GOVERNMENT BONDS - 0.6%
200,000		Russian Foreign Bond - Eurobond, 4.5%, 4/4/22 (144A)	$217,900
		TOTAL FOREIGN GOVERNMENT BONDS
		(Cost $198,670)	$217,900

		MUNICIPAL BONDS - 8.0%
		Municipal Airport - 0.2%
75,000		Indianapolis Airport Authority, 5.1%, 1/15/17	$84,970

		Municipal Development - 0.4%
135,000		Selma Industrial Development Board, 5.8%, 5/1/34	$152,223

		Municipal General - 0.9%
90,000		JobsOhio Beverage System, 3.985%, 1/1/29	$92,300
25,000		JobsOhio Beverage System, 4.532%, 1/1/35	25,947
75,000		New Jersey Transportation Trust Fund Authority, 5.5%, 6/15/41	86,375
25,000		New York City Transitional Finance Authority Future Tax Secured Revenue, 5.0%, 11/1/33	28,774
25,000		State of California, 2.5%, 6/20/13	25,132
25,000		Texas Municipal Gas Acquisition & Supply Corp. III, 5.0%, 12/15/30	26,683
50,000		Texas Municipal Gas Acquisition & Supply Corp. III, 5.0%, 12/15/31	52,998
			$338,209
		Higher Municipal Education - 3.6%
25,000		Baylor University, 4.313%, 3/1/42	$25,918
150,000		Connecticut State Health & Educational Facility Authority, 5.0%, 7/1/40	173,649
35,000		Houston Higher Education Finance Corp., 4.5%, 11/15/37	37,503
75,000		Houston Higher Education Finance Corp., 5.0%, 5/15/40	84,562
25,000		Illinois Finance Authority, 5.0%, 10/1/51	27,278
70,000		Massachusetts Development Finance Agency, 5.0%, 10/15/40	80,771
75,000		Massachusetts Health & Educational Facilities Authority, 5.5%, 7/1/32	104,160
60,000		Massachusetts Health & Educational Facilities Authority, 6.0%, 7/1/36	72,454
170,000		Missouri State Health & Educational Facilities Authority, 5.0%, 11/15/39	200,940
50,000		New York State Dormitory Authority Series A, 5.0%, 7/1/40	56,686
65,000		New York State Dormitory Authority, 5.0%, 10/1/41	74,742
25,000		New York State Dormitory Authority, 5.0%, 7/1/35	28,589
200,000		New York State Dormitory Authority, 5.0%, 7/1/38	229,908
50,000		Permanent University Fund, 5.0%, 7/1/30	60,822
50,000		University of California, 3.38%, 5/15/28	51,072
15,000		University of Texas System, 5.0%, 8/15/43	17,278
			$1,326,332
		Municipal Medical - 0.2%
50,000		Massachusetts Development Finance Agency, 5.25%, 4/1/37	$55,954

		Municipal Utility District - 0.3%
105,000		South Carolina State Public Service Authority, 5.0%, 12/1/43	$115,446

		Municipal Pollution - 0.3%
60,000		County of Sweetwater Wyoming, 5.6%, 12/1/35	$65,131
60,000		Courtland Industrial Development Board, 5.0%, 8/1/27	60,185
			$125,316
		Municipal Transportation - 0.2%
50,000		Harris County Metropolitan Transit Authority, 5.0%, 11/1/41	$55,876
10,000		Port Authority of New York & New Jersey, 4.458%, 10/1/62	9,990
			$65,866
		Municipal Water - 1.3%
25,000		City of Charleston South Carolina Waterworks & Sewer System Revenue, 5.0%, 1/1/35	$28,679
150,000		City of Charleston South Carolina Waterworks & Sewer System Revenue, 5.0%, 1/1/41	169,182
85,000		City of San Francisco California Public Utilities Commission Water Revenue, 5.0%, 11/1/37	96,268
50,000		Hampton Roads Sanitation District, 5.0%, 4/1/38	55,989
40,000		Metropolitan Water Reclamation District of Greater Chicago, 5.0%, 12/1/30	46,334
35,000		Metropolitan Water Reclamation District of Greater Chicago, 5.0%, 12/1/32	40,224
50,000		Tarrant Regional Water District, 5.0%, 3/1/52	55,503
			$492,179
		Municipal Obligation - 0.6%
35,000		State of Florida, 4.0%, 6/1/27	$38,099
10,000		State of Washington, 3.0%, 7/1/28	9,669
100,000		State of Washington, 5.0%, 7/1/18	120,211
50,000		State of Washington, 5.0%, 8/1/39	56,463
			$224,442
		TOTAL MUNICIPAL BONDS
		(Cost $2,712,150)	$2,980,937

		SENIOR FLOATING RATE LOAN INTERESTS - 9.4%**
		Energy - 0.3%
		Oil & Gas Refining & Marketing - 0.3%
106,316	3.75	Pilot Travel Centers LLC, Refinancing Tranche B Term Loan, 3/30/18	$107,525
		Total Energy	$107,525
		Materials - 0.3%
		Precious Metals & Minerals - 0.3%
122,250	5.25	Fairmount Minerals, Ltd., Tranche B Term Loan, 3/1/17	$123,192
		Total Materials	$123,192
		Capital Goods - 0.2%
		Trading Companies & Distributors - 0.2%
54,863	4.50	WESCO International, Inc., Tranche B-1 Loan, 12/4/19	$55,473
		Total Capital Goods	$55,473
		Commercial Services & Supplies - 0.4%
		Environmental & Facilities Services - 0.4%
170,443	2.28	Synagro Technologies, Inc., Term Loan (First Lien), 4/2/14	$164,052
		Total Commercial Services & Supplies	$164,052
		Transportation - 0.2%
		Air Freight & Logistics - 0.2%
19,383	5.28	CEVA Group Plc, Dollar Tranche B Pre Funded Term Loan, 8/31/16	$18,935
25,103	5.30	CEVA Group Plc, EGL Tranche B Term Loan, 8/31/16	24,426
31,645	5.30	CEVA Group Plc, US Tranche B Term Loan, 8/31/16	30,913
			$74,274
		Total Transportation	$74,274
		Automobiles & Components - 1.8%
		Auto Parts & Equipment - 1.3%
31,831	3.21	Allison Transmission, Inc., New Term B-2 Loan, 8/7/17	$31,984
119,151	4.25	Allison Transmission, Inc., Term B-3 Loan, 8/23/19	120,804
70,439	2.14	Federal-Mogul Corp., Tranche B Term Loan, 12/29/14	66,027
35,938	2.14	Federal-Mogul Corp., Tranche C Term Loan, 12/28/15	33,687
216,965	3.75	Tomkins LLC, Term B-2 Loan, 9/29/16	219,677
			$472,179
		Tires & Rubber - 0.5%
205,000	4.75	The Goodyear Tire & Rubber Co., Loan (Second Lien), 3/27/19	$207,561
		Total Automobiles & Components	$679,740
		Consumer Services - 0.3%
		Restaurants - 0.3%
114,425	3.75	Burger King Corp., Tranche B Term Loan (2012), 9/28/19	$116,129
		Total Consumer Services	$116,129
		Media - 1.4%
		Broadcasting - 0.4%
139,768	4.75	Univision Communications, Inc., 2013 Converted Extended First-Lien Term Loan, 2/22/20	$140,764
		Movies & Entertainment - 0.6%
124,714	3.75	Cinedigm Digital Funding I LLC, Term Loan, 3/31/16	$125,494
97,002	4.50	Live Nation Entertainment, Inc., Term B Loan, 10/20/16	97,890
			$223,384
		Publishing - 0.4%
142,990	0.00	Interactive Data Corp., Refinanced Term Loan, 2/11/18	$144,822
		Total Media	$508,970
		Household & Personal Products - 0.6%
		Personal Products - 0.6%
215,357	3.50	NBTY, Inc., Term B-2 Loan, 10/1/17	$218,291
		Total Household & Personal Products	$218,291
		Health Care Equipment & Services - 1.3%
		Health Care Facilities - 0.6%
30,953	3.45	HCA Holdings, Inc., Tranche B-3 Term Loan, 5/1/18	$31,249
74,231	3.53	HCA, Inc., Tranche B-2 Term Loan, 3/17/17	74,973
116,547	3.75	Universal Health Services, Inc., Tranche B Term Loan 2011, 11/30/16	117,761
			$223,983
		Health Care Technology - 0.7%
240,945	3.75	IMS Health, Inc., Tranche B-1 Dollar Term Loan, 8/26/17	$243,856
		Total Health Care Equipment & Services	$467,839
		Pharmaceuticals, Biotechnology & Life Sciences - 0.5%
		Life Sciences Tools & Services - 0.5%
186,715	3.70	Catalent Pharma Solutions, Inc., Refinancing Dollar Term-1 (2016), 9/15/16	$188,232
		Total Pharmaceuticals, Biotechnology & Life Sciences	$188,232
		Diversified Financials - 0.3%
		Investment Banking & Brokerage - 0.3%
99,000	4.00	LPL Holdings, Inc., Initial Tranche B Term Loan, 3/6/19	$99,990
		Total Diversified Financials	$99,990
		Insurance - 0.7%
		Insurance Brokers - 0.7%
265,972	4.70	HUB International Holdings, Inc., 2017 Initial Term Loan (Extended), 6/13/17	$268,698
		Total Insurance	$268,698
		Software & Services - 0.3%
		IT Consulting & Other Services - 0.2%
62,266	3.96	SunGard Data Systems, Inc., Tranche C Term Loan, 2/28/17	$62,694
		Data Processing & Outsourced Services - 0.1%
3,383	5.20	First Data Corp., 2017 Dollar Term Loan, 3/24/17	$3,412
44,590	4.20	First Data Corp., 2018 Dollar Term Loan, 3/24/18	44,528
			$47,940
		Systems Software - 0.0%
16,339	3.75	The Reynolds & Reynolds Co., Tranche B Term Loan, 3/9/18	$16,477
		Total Software & Services	$127,111
		Technology Hardware & Equipment - 0.5%
		Communications Equipment - 0.5%
182,603	4.00	Riverbed Technology, Inc., Term Loan, 10/29/19	$184,886
		Total Technology Hardware & Equipment	$184,886
		Telecommunication Services - 0.3%
		Wireless Telecommunication Services - 0.3%
90,000	3.20	Intelsat Jackson Holdings SA, Term Loan (Unsecured), 2/1/14	$90,070
		Total Telecommunication Services	$90,070
		TOTAL SENIOR FLOATING RATE LOAN INTERESTS
		(Cost $3,363,106)	$3,474,472
Shares
		RIGHTS / WARRANTS - 0.0%
		Automobiles & Components - 0.0%
		Auto Parts & Equipment - 0.0%
37		Lear Corp., 11/9/14	$4,103
		Total Automobiles & Components	$4,103
		TOTAL RIGHTS / WARRANTS
		(Cost $1,998)	$4,103

		TOTAL INVESTMENT IN SECURITIES - 97.3%	$36,087,787
		(Cost $33,531,016) (a)
		OTHER ASSETS & LIABILITIES - 2.7%	$1,018,743
		TOTAL NET ASSETS - 100.0%	$37,106,530

(Step)		Bond issued with an initial coupon rate which converts to a higher rate at a later date.

(Perpetual)		Security with no stated maturity date.

REIT		Real Estate Investment Trust

**
Senior floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At March 28, 2013, the value of these securities amounted to $8,259,710 or 22.3% of total net assets.

(a)		At March 31, 2013, the net unrealized gain on investments based on
		cost for federal income tax purposes of $33,563,680 was as follows:

		Aggregate gross unrealized gain for all investments in which
		there is an excess of value over tax cost	$3,075,518

		Aggregate gross unrealized loss for all investments in which
		there is an excess of tax cost over value	(551,411)

		Net unrealized gain	$2,524,107

(b)		Debt obligation with a variable interest rate. Rate shown is rate at end of period.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Note 1A.
Level 3 – significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments) See Notes to Financial Statements - Note 1A.

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3. See Notes to Financial Statements - Note 1A.

The following is a summary of the inputs used as of March 31, 2013, in valuing the Portfolio's investments:

	Level 1	Level 2	Level 3	Total
Convertible Corporate Bonds	$-	$382,369	$-	$382,369
Preferred Stock	333,340	106,781	-	440,121
Convertible Preferred Stock	199,756	-	-	199,756
Asset Backed Securities	-	2,273,839	-	2,273,839
Collateralized Mortgage Obligations	-	7,432,883	-	7,432,883
Corporate Bonds	-	13,238,272	-	13,238,272
U.S. Government & Agency Obligations	-	5,443,135	-	5,443,135
Foreign Government Bonds	-	217,900	-	217,900
Municipal Bonds	-	2,980,937	-	2,980,937
Senior Floating Rate Loan Interests	-	3,474,472	-	3,474,472
Rights/Warrants	4,103	-	-	4,103
Total	$537,199	$35,550,588	$-	$36,087,787

Other Financial Instruments
Net unrealized loss on futures contracts	$(7,919)	$-	$-	$(7,919)
Total	$(7,919)	$-	$-	$(7,919)

Pioneer Ibbotson Moderate Allocation VCT Portfolio	PIONEER VARIABLE CONTRACTS TRUST
SCHEDULE OF INVESTMENTS 3/31/13 (UNAUDITED)

Error! Bookmark not defined
Shares		Value
	MUTUAL FUNDS - 99.9%
	NON-PIONEER FUNDS - 24.3%
143,545	BlackRock Capital Appreciation Fund Institutional Class	$ 3,760,890
189,429	BlackRock Global SmallCap Fund Institutional Class	4,832,339
171,343	BlackRock International Index Fund Institutional Class	1,977,294
84,574	BlackRock International Opportunities Portfolio Institutional Class	3,051,424
186,777	BlackRock Value Opportunities Fund Institutional Class	4,564,828
220,240	INVESCO Global Real Estate Fund Institutional Class	2,695,736
189,802	INVESCO Global Small & Mid Cap Growth Fund Institutional Class	3,689,746
275,230	INVESCO International Growth Fund Institutional Class	8,336,721
164,003	INVESCO Select Companies Fund Institutional Class	3,644,142
686,701	Oppenheimer Commodity Strategy Total Return Fund Class Y	2,238,645
	TOTAL INVESTMENTS IN NON-PIONEER FUNDS
	(Cost $29,835,223)	$ 38,791,765
	PIONEER FUNDS - 75.6%
399,697	Pioneer Absolute Return Credit Fund Class Y	$ 4,028,948
1,790,938	Pioneer Bond Fund Class Y	17,640,742
336,063	Pioneer Disciplined Growth Fund Class Y	3,693,331
712,129	Pioneer Disciplined Value Fund Class Y	6,850,679
174,748	Pioneer Emerging Markets Fund Class Y	4,463,053
120,997	Pioneer Equity Income Fund Class Y	3,808,972
39,460	Pioneer Floating Rate Fund Class Y	276,223
134,623	Pioneer Fund Class Y	4,881,431
247,563	Pioneer Fundamental Growth Fund Class Y	3,567,377
197,138	Pioneer Fundamental Value Fund Class Y	3,980,214
229,334	Pioneer Global Aggregate Bond Fund Class Y	2,616,704
472,505	Pioneer Global Equity Fund Class Y	5,235,359
829,303	Pioneer Global High Yield Fund Class Y	8,483,772
74,055	Pioneer Growth Opportunities Fund Class Y	2,516,391
312,187	Pioneer High Yield Fund Class Y	3,359,134
249,008	Pioneer International Value Fund Class Y	5,049,873
333,224	Pioneer Mid Cap Value Fund Class Y	8,360,579
139,287	Pioneer Multi-Asset Ultrashort Income Fund Class Y	1,405,406

Shares		Value
	PIONEER FUNDS - (continued)
23,811	Pioneer Oak Ridge Small Cap Growth Fund Class Y	$ 795,272
40,655	Pioneer Real Estate Shares Class Y	1,067,592
295,546	Pioneer Research Fund Class Y	3,519,949
137,950	Pioneer Select Mid Cap Growth Fund Class Y	2,953,509
1,869,953	Pioneer Short Term Income Fund Class Y	18,157,239
366,989	Pioneer Strategic Income Fund Class Y	4,168,993
	TOTAL INVESTMENTS IN PIONEER FUNDS
	(Cost $101,102,923)	$ 120,880,742

	TOTAL INVESTMENTS IN SECURITIES - 99.9%
	(Cost $130,938,146) (a)	$ 159,672,507

	OTHER ASSETS AND LIABILITIES - 0.1%	$ 217,692

	TOTAL NET ASSETS - 100.0%	$ 159,890,199

(a) At March 31, 2013, the net unrealized gain on investments based on cost for federal tax purposes of $130,938,146 was as follows:

Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost		$ 29,480,342
Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value		(745,981)

	Net unrealized gain	$ 28,734,361

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,
credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans are categorized as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.

The following is a summary of the inputs used as of March 31, 2013, in valuing the Portfolio's assets:

	Level 1	Level 2	Level 3	Total
Mutual Funds	$159,672,507	$–	$–	$159,672,507
Total	$159,672,507	$ –	$–	$159,672,507

Pioneer Ibbotson Growth Allocation VCT Portfolio	PIONEER VARIABLE CONTRACTS TRUST
SCHEDULE OF INVESTMENTS 3/31/13 (UNAUDITED)

Shares		Value
	MUTUAL FUNDS - 99.9%
	NON-PIONEER FUNDS - 25.4%
217,195	BlackRock Capital Appreciation Fund Institutional Class	$ 5,690,504
252,115	BlackRock Global SmallCap Fund Institutional Class	6,431,450
261,603	BlackRock International Index Fund Institutional Class	3,018,900
110,948	BlackRock International Opportunities Portfolio Institutional Class	4,002,990
352,075	BlackRock Value Opportunities Fund Institutional Class	8,604,721
478,065	INVESCO Global Real Estate Fund Institutional Class	5,851,516
379,704	INVESCO Global Small & Mid Cap Growth Fund Institutional Class	7,381,447
423,550	INVESCO International Growth Fund Institutional Class	12,829,341
300,119	INVESCO Select Companies Fund Institutional Class	6,668,636
1,401,806	Oppenheimer Commodity Strategy Total Return Fund Class Y	4,569,887
	TOTAL INVESTMENTS IN NON-PIONEER FUNDS
	(Cost $54,415,468)	$ 65,049,392
	PIONEER FUNDS - 74.5%
3,036	Pioneer Absolute Return Credit Fund Class Y	$ 30,604
2,077,126	Pioneer Bond Fund Class Y	20,459,694
783,461	Pioneer Disciplined Growth Fund Class Y	8,610,239
1,252,168	Pioneer Disciplined Value Fund Class Y	12,045,856
442,202	Pioneer Emerging Markets Fund Class Y	11,293,833
298,335	Pioneer Equity Income Fund Class Y	9,391,584
231,157	Pioneer Fund Class Y	8,381,767
592,162	Pioneer Fundamental Growth Fund Class Y	8,533,060
443,274	Pioneer Fundamental Value Fund Class Y	8,949,699
314,436	Pioneer Global Aggregate Bond Fund Class Y	3,587,710
970,415	Pioneer Global Equity Fund Class Y	10,752,202
515,408	Pioneer Global High Yield Fund Class Y	5,272,622
1,999	Pioneer Government Income Fund Class Y	20,070
93,626	Pioneer Growth Opportunities Fund Class Y	3,181,406
248,188	Pioneer High Yield Fund Class Y	2,670,503
2,149	Pioneer Independence Fund Class Y	29,528
733,497	Pioneer International Value Fund Class Y	14,875,323
596,657	Pioneer Mid Cap Value Fund Class Y	14,970,123

Shares		Value
	PIONEER FUNDS - (continued)
1,935	Pioneer Oak Ridge Large Cap Growth Fund Class Y	$ 28,868
148,747	Pioneer Oak Ridge Small Cap Growth Fund Class Y	4,968,156
110,446	Pioneer Real Estate Shares Class Y	2,900,318
564,674	Pioneer Research Fund Class Y	6,725,262
280,264	Pioneer Select Mid Cap Growth Fund Class Y	6,000,452
2,172,172	Pioneer Short Term Income Fund Class Y	21,091,793
502,093	Pioneer Strategic Income Fund Class Y	5,703,776
2,143	Pioneer Value Fund Class Y	28,441
	TOTAL INVESTMENTS IN PIONEER FUNDS
	(Cost $157,073,330)	$ 190,502,889

	TOTAL INVESTMENTS IN SECURITIES - 99.9%
	(Cost $211,488,798) (a)	$ 255,552,281

	OTHER ASSETS AND LIABILITIES - 0.1%	$ 206,800

	TOTAL NET ASSETS - 100.0%	$ 255,759,081

(a) At March 31, 2013, the net unrealized gain on investments based on cost for federal tax purposes of $211,488,798 was as follows:

Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost		$ 47,189,845
Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value		(3,126,362)

	Net unrealized gain	$ 44,063,483

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels below.

Level 1 - unadjusted quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,
credit risks, etc.).
Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining fair value of investments).

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans are categorized as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.

The following is a summary of the inputs used as of March 31, 2013, in valuing the Portfolio's assets:

	Level 1	Level 2	Level 3	Total
Mutual Funds	$255,552,281	$–	$–	$255,552,281
Total	$255,552,281	$ –	$–	$255,552,281

ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Variable Contracts Trust By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date May 30, 2013 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date May 30, 2013 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer Date May 30, 2013 * Print the name and title of each signing officer under his or her signature.